Vanguard® Tax-Managed Balanced Fund
Schedule of Investments (unaudited)
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (47.2%)
Basic Materials (0.8%)
	Linde plc	48,859	22,686
	Freeport-McMoRan Inc.	141,391	6,648
	Ecolab Inc.	21,275	4,912
	Nucor Corp.	23,200	4,591
	Air Products and Chemicals Inc.	18,500	4,482
	Element Solutions Inc.	120,371	3,007
	Celanese Corp. Class A	15,842	2,723
	Alcoa Corp.	70,034	2,366
	Reliance Inc.	6,900	2,306
	Newmont Corp.	50,141	1,797
	Westlake Corp.	11,056	1,689
	Fastenal Co.	21,246	1,639
	CF Industries Holdings Inc.	16,859	1,403
	Albemarle Corp.	10,400	1,370
	Avery Dennison Corp.	5,500	1,228
	Dow Inc.	15,461	896
*	Valvoline Inc.	17,015	758
	United States Steel Corp.	18,000	734
	Huntsman Corp.	27,901	726
	Steel Dynamics Inc.	4,100	608
	Ashland Inc.	6,198	604
	Mosaic Co.	18,068	586
	FMC Corp.	9,098	580
	SSR Mining Inc.	129,991	580
	LyondellBasell Industries NV Class A	5,638	577
	Timken Co.	5,841	511
	Eastman Chemical Co.	5,040	505
	Royal Gold Inc.	3,900	475
	Scotts Miracle-Gro Co.	4,442	331
	NewMarket Corp.	390	248
			71,566
Consumer Discretionary (6.9%)
*	Amazon.com Inc.	873,196	157,507
	Home Depot Inc.	103,869	39,844
*	Tesla Inc.	198,244	34,849
	Costco Wholesale Corp.	47,508	34,806
*	Netflix Inc.	47,459	28,823
	Walmart Inc.	423,199	25,464
	Lowe's Cos. Inc.	75,512	19,235
	Walt Disney Co.	153,117	18,735
	McDonald's Corp.	62,436	17,604

		Shares	Market Value ($000)
*	Uber Technologies Inc.	178,112	13,713
	Booking Holdings Inc.	3,778	13,706
	NIKE Inc. Class B	116,812	10,978
	TJX Cos. Inc.	106,628	10,814
	Starbucks Corp.	111,970	10,233
*	Chipotle Mexican Grill Inc. Class A	3,372	9,802
*	O'Reilly Automotive Inc.	8,103	9,147
*	Copart Inc.	141,652	8,204
	General Motors Co.	180,235	8,174
	Target Corp.	42,065	7,454
	Marriott International Inc. Class A	28,015	7,068
	Lennar Corp. Class A	39,160	6,735
*	AutoZone Inc.	2,094	6,600
	Hilton Worldwide Holdings Inc.	30,445	6,494
*	Lululemon Athletica Inc.	15,881	6,204
	DR Horton Inc.	37,302	6,138
	Ross Stores Inc.	35,144	5,158
*	Airbnb Inc. Class A	28,987	4,782
*	NVR Inc.	569	4,609
	Yum! Brands Inc.	31,728	4,399
	Dollar General Corp.	27,612	4,309
	Delta Air Lines Inc.	89,337	4,277
	eBay Inc.	70,736	3,733
*	Live Nation Entertainment Inc.	35,096	3,712
*	Deckers Outdoor Corp.	3,623	3,410
	Tractor Supply Co.	12,514	3,275
*	Dollar Tree Inc.	24,352	3,242
*	Ulta Beauty Inc.	5,996	3,135
	Electronic Arts Inc.	23,473	3,114
	PulteGroup Inc.	25,300	3,052
	Toll Brothers Inc.	22,801	2,950
	Paramount Global Class A	125,057	2,730
	Estee Lauder Cos. Inc. Class A	17,690	2,727
*	AutoNation Inc.	16,312	2,701
*	MGM Resorts International	57,046	2,693
*	Capri Holdings Ltd.	53,000	2,401
	Williams-Sonoma Inc.	7,089	2,251
	Domino's Pizza Inc.	4,261	2,117
	Tempur Sealy International Inc.	37,140	2,110
*	Trade Desk Inc. Class A	23,953	2,094
	Ford Motor Co.	150,000	1,992
*	Expedia Group Inc.	14,301	1,970
	LKQ Corp.	36,460	1,947
	Dick's Sporting Goods Inc.	8,512	1,914
*	Lucid Group Inc.	638,215	1,819
*	United Airlines Holdings Inc.	37,444	1,793
*	Floor & Decor Holdings Inc. Class A	13,773	1,785
*	Skechers USA Inc. Class A	28,459	1,743
*	Warner Bros Discovery Inc.	195,464	1,706
*	Royal Caribbean Cruises Ltd.	11,931	1,659
	News Corp. Class A	62,267	1,630
	Service Corp. International	19,880	1,475
	PVH Corp.	10,390	1,461
*	Take-Two Interactive Software Inc.	9,669	1,436
*	CarMax Inc.	16,457	1,434
	Gentex Corp.	39,660	1,432
*	Liberty Media Corp.-Liberty Formula One Class C	21,777	1,429
	U-Haul Holding Co. (XNYS)	20,513	1,368

		Shares	Market Value ($000)
	Thor Industries Inc.	11,633	1,365
	Lear Corp.	9,208	1,334
*	Bright Horizons Family Solutions Inc.	11,722	1,329
*	Carnival Corp.	80,800	1,320
	Best Buy Co. Inc.	15,931	1,307
	Southwest Airlines Co.	42,498	1,240
*	Burlington Stores Inc.	5,298	1,230
*	Grand Canyon Education Inc.	8,837	1,204
*	Aptiv plc	14,721	1,173
*	Lyft Inc. Class A	56,939	1,102
	Rollins Inc.	23,442	1,085
*	Five Below Inc.	5,244	951
	Las Vegas Sands Corp.	18,100	936
*	Spotify Technology SA	3,225	851
	Lennar Corp. Class B	5,464	842
*	Petco Health & Wellness Co. Inc. Class A	353,327	806
*	Etsy Inc.	10,995	756
	New York Times Co. Class A	15,400	666
*	Carvana Co. Class A	6,796	597
	Ralph Lauren Corp. Class A	3,073	577
	Garmin Ltd.	3,700	551
	Hyatt Hotels Corp. Class A	3,344	534
	Copa Holdings SA Class A	4,762	496
	Pool Corp.	1,216	491
*	Ollie's Bargain Outlet Holdings Inc.	6,100	485
	BorgWarner Inc.	13,734	477
	Wendy's Co.	24,919	469
*	Liberty Media Corp.-Liberty SiriusXM Class A	15,787	469
*	Madison Square Garden Sports Corp.	2,448	452
	Wynn Resorts Ltd.	4,199	429
	Aramark	12,100	393
*	AMC Entertainment Holdings Inc. Class A	104,388	388
	Advance Auto Parts Inc.	4,451	379
*	Liberty Media Corp.-Liberty SiriusXM	11,330	337
*	Liberty Media Corp.-Liberty Formula One Class A	5,563	327
*	Mattel Inc.	15,775	312
	Lithia Motors Inc. Class A	1,011	304
	Harley-Davidson Inc.	6,470	283
*	DraftKings Inc. Class A	6,161	280
*	U-Haul Holding Co.	2,887	195
*	Norwegian Cruise Line Holdings Ltd.	8,755	183
	Bath & Body Works Inc.	3,339	167
	Darden Restaurants Inc.	884	148
	Nexstar Media Group Inc. Class A	802	138
*	Liberty Media Corp.-Liberty Live Class A	3,224	137
	Sirius XM Holdings Inc.	34,951	136
	Phinia Inc.	3,451	133
	RB Global Inc.	1,389	106
*	Wayfair Inc. Class A	1,200	81
	Wyndham Hotels & Resorts Inc.	1,038	80
	Choice Hotels International Inc.	444	56
	Vail Resorts Inc.	246	55
*	Liberty Media Corp.-Liberty Live Class C	932	41
			657,488
Consumer Staples (2.1%)
	Procter & Gamble Co.	239,701	38,892
	PepsiCo Inc.	132,297	23,153
	Coca-Cola Co.	344,600	21,083

		Shares	Market Value ($000)
	Mondelez International Inc. Class A	148,238	10,377
*	Monster Beverage Corp.	156,646	9,286
	CVS Health Corp.	115,925	9,246
	McKesson Corp.	15,695	8,426
	Kroger Co.	143,587	8,203
*	Post Holdings Inc.	55,842	5,935
	Colgate-Palmolive Co.	59,644	5,371
	Philip Morris International Inc.	55,594	5,094
	Constellation Brands Inc. Class A	17,884	4,860
	Corteva Inc.	75,255	4,340
	Cencora Inc.	15,012	3,648
	General Mills Inc.	48,390	3,386
	Archer-Daniels-Midland Co.	51,496	3,235
	Church & Dwight Co. Inc.	30,778	3,210
	Kenvue Inc.	146,803	3,150
	Hershey Co.	14,203	2,763
	Sysco Corp.	30,297	2,460
	McCormick & Co. Inc. (Non-Voting)	24,760	1,902
*	US Foods Holding Corp.	30,138	1,627
	Altria Group Inc.	37,080	1,617
	Tyson Foods Inc. Class A	27,013	1,587
	Molson Coors Beverage Co. Class B	23,112	1,554
	Clorox Co.	10,000	1,531
	J M Smucker Co.	11,944	1,503
	Brown-Forman Corp. Class B	28,038	1,447
*	Freshpet Inc.	10,261	1,189
	Hormel Foods Corp.	34,031	1,187
	Casey's General Stores Inc.	3,314	1,055
	Lamb Weston Holdings Inc.	9,800	1,044
	Conagra Brands Inc.	27,800	824
*	Grocery Outlet Holding Corp.	26,400	760
	Ingredion Inc.	6,341	741
	WK Kellogg Co.	38,526	724
*	Pilgrim's Pride Corp.	19,755	678
	Kimberly-Clark Corp.	4,970	643
	Spectrum Brands Holdings Inc.	7,191	640
	Keurig Dr Pepper Inc.	16,512	506
*	Performance Food Group Co.	6,632	495
	Campbell Soup Co.	7,400	329
	Kraft Heinz Co.	8,459	312
	Brown-Forman Corp. Class A	4,007	212
*	Olaplex Holdings Inc.	53,763	103
	Walgreens Boots Alliance Inc.	1,118	24
			200,352
Energy (1.9%)
	Exxon Mobil Corp.	333,878	38,810
	Chevron Corp.	135,343	21,349
	ConocoPhillips	110,127	14,017
	Marathon Petroleum Corp.	48,458	9,764
	Schlumberger NV	147,000	8,057
	Devon Energy Corp.	141,993	7,125
	Marathon Oil Corp.	225,300	6,385
	Diamondback Energy Inc.	29,914	5,928
	Occidental Petroleum Corp.	88,691	5,764
	EOG Resources Inc.	41,056	5,248
	Phillips 66	31,976	5,223
	Cheniere Energy Inc.	31,747	5,120
	Valero Energy Corp.	28,900	4,933

		Shares	Market Value ($000)
	Hess Corp.	27,022	4,125
	Pioneer Natural Resources Co.	15,691	4,119
	Halliburton Co.	87,730	3,458
	Range Resources Corp.	99,510	3,426
	Baker Hughes Co. Class A	84,847	2,842
	Coterra Energy Inc.	101,672	2,835
	Murphy Oil Corp.	59,729	2,730
	EQT Corp.	72,232	2,678
	ChampionX Corp.	68,231	2,449
*	First Solar Inc.	12,625	2,131
	Targa Resources Corp.	13,957	1,563
	Williams Cos. Inc.	36,405	1,419
	HF Sinclair Corp.	20,892	1,261
	ONEOK Inc.	13,704	1,099
	NOV Inc.	43,700	853
*	ChargePoint Holdings Inc.	416,590	791
	APA Corp.	20,000	688
	DT Midstream Inc.	8,587	525
	Vitesse Energy Inc.	2,520	60
	Kinder Morgan Inc.	5	—
			176,775
Financials (5.1%)
*	Berkshire Hathaway Inc. Class B	178,962	75,257
	JPMorgan Chase & Co.	294,849	59,058
	Bank of America Corp.	797,988	30,260
	Wells Fargo & Co.	366,221	21,226
	S&P Global Inc.	38,135	16,225
	Morgan Stanley	142,641	13,431
	Progressive Corp.	64,645	13,370
	Goldman Sachs Group Inc.	31,593	13,196
*	Arch Capital Group Ltd.	118,526	10,957
	Marsh & McLennan Cos. Inc.	49,821	10,262
	Chubb Ltd.	39,599	10,261
	Aon plc Class A	27,728	9,253
	Charles Schwab Corp.	122,499	8,862
	BlackRock Inc.	10,567	8,810
	Citigroup Inc.	137,658	8,705
	Intercontinental Exchange Inc.	50,126	6,889
*	Coinbase Global Inc. Class A	24,800	6,575
	Moody's Corp.	16,498	6,484
	Allstate Corp.	28,624	4,952
	Webster Financial Corp.	97,211	4,935
	Aflac Inc.	57,474	4,935
	CME Group Inc.	22,295	4,800
	PNC Financial Services Group Inc.	29,000	4,686
	MSCI Inc. Class A	8,302	4,653
	Travelers Cos. Inc.	20,181	4,644
	KKR & Co. Inc.	45,775	4,604
	First Citizens BancShares Inc. Class A	2,775	4,537
	Apollo Global Management Inc.	39,215	4,410
	Pinnacle Financial Partners Inc.	50,851	4,367
	Ameriprise Financial Inc.	9,883	4,333
	American International Group Inc.	52,675	4,118
	Truist Financial Corp.	101,954	3,974
	Assured Guaranty Ltd.	43,927	3,833
	MetLife Inc.	50,516	3,744
	Hartford Financial Services Group Inc.	31,450	3,241
*	Markel Group Inc.	2,120	3,226

		Shares	Market Value ($000)
	US Bancorp	71,326	3,188
	Discover Financial Services	23,912	3,135
	Willis Towers Watson plc	11,000	3,025
	Arthur J Gallagher & Co.	10,997	2,750
*	Brighthouse Financial Inc.	52,982	2,731
	W R Berkley Corp.	28,873	2,553
	Brown & Brown Inc.	28,718	2,514
	Bank of New York Mellon Corp.	40,466	2,332
	Reinsurance Group of America Inc.	11,595	2,236
	Wintrust Financial Corp.	21,290	2,222
	Raymond James Financial Inc.	17,151	2,203
	White Mountains Insurance Group Ltd.	1,198	2,150
	Broadridge Financial Solutions Inc.	10,218	2,093
	Fifth Third Bancorp	55,196	2,054
	FactSet Research Systems Inc.	4,244	1,928
	East West Bancorp Inc.	23,858	1,887
	Globe Life Inc.	15,679	1,825
	RenaissanceRe Holdings Ltd.	7,451	1,751
	Voya Financial Inc.	22,512	1,664
*	Robinhood Markets Inc. Class A	79,463	1,600
	Cboe Global Markets Inc.	8,286	1,522
	Tradeweb Markets Inc. Class A	14,600	1,521
	Nasdaq Inc.	24,069	1,519
	Zions Bancorp NA	33,982	1,475
	Regions Financial Corp.	66,902	1,408
	Assurant Inc.	7,101	1,337
	Blackstone Inc.	9,969	1,310
	State Street Corp.	16,169	1,250
	Ally Financial Inc.	30,516	1,239
*	Credit Acceptance Corp.	2,161	1,192
	Popular Inc.	12,967	1,142
	Jefferies Financial Group Inc.	25,339	1,117
	Everest Group Ltd.	2,700	1,073
	LPL Financial Holdings Inc.	4,000	1,057
	KeyCorp	65,863	1,041
	MGIC Investment Corp.	45,667	1,021
	Hanover Insurance Group Inc.	6,939	945
	Comerica Inc.	16,291	896
	Western Alliance Bancorp	13,750	883
	Cincinnati Financial Corp.	7,091	880
	Morningstar Inc.	2,620	808
	Affiliated Managers Group Inc.	4,562	764
	Commerce Bancshares Inc.	14,286	760
	Huntington Bancshares Inc.	52,824	737
	SEI Investments Co.	9,913	713
	Lincoln National Corp.	21,914	700
	First Horizon Corp.	43,114	664
	Prudential Financial Inc.	5,612	659
	T. Rowe Price Group Inc.	4,874	594
*	Upstart Holdings Inc.	20,900	562
	Primerica Inc.	2,200	556
	Equitable Holdings Inc.	14,088	535
	Interactive Brokers Group Inc. Class A	4,420	494
	Unum Group	9,127	490
	Citizens Financial Group Inc.	12,703	461
	Synovus Financial Corp.	10,314	413
	SLM Corp.	17,179	374
	BOK Financial Corp.	4,048	372

		Shares	Market Value ($000)
	Erie Indemnity Co. Class A	872	350
	Bank OZK	6,200	282
	OneMain Holdings Inc.	4,339	222
	Ares Management Corp. Class A	1,623	216
	Blue Owl Capital Inc. Class A	11,085	209
	Fidelity National Financial Inc.	3,318	176
*	SoFi Technologies Inc.	22,812	166
	MarketAxess Holdings Inc.	701	154
	Franklin Resources Inc.	1,525	43
			489,216
Health Care (5.4%)
	Eli Lilly & Co.	84,163	65,475
	UnitedHealth Group Inc.	91,396	45,214
	Merck & Co. Inc.	240,113	31,683
	Johnson & Johnson	182,754	28,910
	AbbVie Inc.	152,730	27,812
	Thermo Fisher Scientific Inc.	40,487	23,531
	Abbott Laboratories	164,142	18,656
	Danaher Corp.	65,315	16,310
*	Intuitive Surgical Inc.	38,465	15,351
	Amgen Inc.	53,330	15,163
	Cigna Group	37,283	13,541
	Elevance Health Inc.	23,239	12,050
*	Vertex Pharmaceuticals Inc.	27,730	11,591
	Stryker Corp.	30,849	11,040
*	Regeneron Pharmaceuticals Inc.	11,003	10,590
*	Boston Scientific Corp.	144,841	9,920
	HCA Healthcare Inc.	27,941	9,319
	Zoetis Inc. Class A	52,768	8,929
	Gilead Sciences Inc.	90,735	6,646
*	IDEXX Laboratories Inc.	12,149	6,560
*	Edwards Lifesciences Corp.	65,256	6,236
*	IQVIA Holdings Inc.	24,222	6,125
	Pfizer Inc.	193,938	5,382
*	Dexcom Inc.	35,301	4,896
	Humana Inc.	13,448	4,663
	Agilent Technologies Inc.	29,707	4,323
	West Pharmaceutical Services Inc.	9,702	3,839
*	Biogen Inc.	17,089	3,685
	Bristol-Myers Squibb Co.	64,324	3,488
	Laboratory Corp. of America Holdings	15,797	3,451
	Becton Dickinson & Co.	13,080	3,237
	GE HealthCare Technologies Inc.	34,816	3,165
*	Molina Healthcare Inc.	7,532	3,094
*	Elanco Animal Health Inc.	175,845	2,863
*	Align Technology Inc.	8,696	2,852
*	Acadia Healthcare Co. Inc.	33,932	2,688
*	DaVita Inc.	18,873	2,605
*	Moderna Inc.	24,203	2,579
*	Novocure Ltd.	163,159	2,550
*	Centene Corp.	32,484	2,549
*	Charles River Laboratories International Inc.	8,768	2,376
	ResMed Inc.	11,913	2,359
*	Hologic Inc.	29,853	2,327
	Cooper Cos. Inc.	20,544	2,084
*	Veeva Systems Inc. Class A	8,933	2,070
*	Neurocrine Biosciences Inc.	14,361	1,981
*	Sarepta Therapeutics Inc.	15,123	1,958

		Shares	Market Value ($000)
	Royalty Pharma plc Class A	62,290	1,892
	Zimmer Biomet Holdings Inc.	13,570	1,791
*	Tenet Healthcare Corp.	16,964	1,783
	Quest Diagnostics Inc.	12,819	1,706
*	Integra LifeSciences Holdings Corp.	46,234	1,639
	Medtronic plc	17,100	1,490
	Universal Health Services Inc. Class B	7,717	1,408
	Revvity Inc.	13,223	1,388
	Bio-Techne Corp.	19,204	1,352
*	BioMarin Pharmaceutical Inc.	14,800	1,293
*	agilon health Inc.	211,889	1,293
*	United Therapeutics Corp.	5,594	1,285
*	Alnylam Pharmaceuticals Inc.	8,520	1,273
*	Bio-Rad Laboratories Inc. Class A	3,572	1,235
*	QuidelOrtho Corp.	25,739	1,234
*	Azenta Inc.	18,821	1,135
*	Illumina Inc.	7,500	1,030
	Cardinal Health Inc.	8,345	934
*	Inspire Medical Systems Inc.	4,347	934
*	Penumbra Inc.	4,163	929
*	Enovis Corp.	14,597	912
	STERIS plc	4,045	909
*	Apellis Pharmaceuticals Inc.	15,440	908
*	Ionis Pharmaceuticals Inc.	20,820	903
	QIAGEN NV	20,482	881
	Chemed Corp.	1,305	838
*	Ultragenyx Pharmaceutical Inc.	17,593	821
*	Catalent Inc.	13,276	749
*	Shockwave Medical Inc.	2,113	688
*	Natera Inc.	7,188	657
*	Fortrea Holdings Inc.	15,797	634
*	Insulet Corp.	3,622	621
*	Exact Sciences Corp.	7,786	538
	Organon & Co.	27,435	516
*	Exelixis Inc.	20,965	497
*	Avantor Inc.	18,405	471
*	Masimo Corp.	3,140	461
	Viatris Inc.	36,014	430
	Baxter International Inc.	9,900	423
*	Teladoc Health Inc.	26,278	397
	DENTSPLY SIRONA Inc.	9,088	302
*	Globus Medical Inc. Class A	5,561	298
*	Envista Holdings Corp.	12,767	273
*	Tandem Diabetes Care Inc.	7,457	264
	Encompass Health Corp.	3,143	260
	Teleflex Inc.	1,039	235
*	Sotera Health Co.	17,800	214
*	ICON plc	574	193
*	Enhabit Inc.	12,266	143
	Bruker Corp.	1,507	142
*	Amedisys Inc.	1,487	137
*	Repligen Corp.	398	73
			520,528
Industrials (6.3%)
	Visa Inc. Class A	164,196	45,824
	Mastercard Inc. Class A	86,386	41,601
	Accenture plc Class A	58,776	20,372
	General Electric Co.	105,976	18,602

		Shares	Market Value ($000)
	Caterpillar Inc.	46,357	16,987
	Union Pacific Corp.	62,812	15,447
	American Express Co.	63,207	14,392
	Honeywell International Inc.	69,899	14,347
	Deere & Co.	32,002	13,145
	RTX Corp.	111,761	10,900
	Capital One Financial Corp.	72,570	10,805
	Sherwin-Williams Co.	29,768	10,339
	Eaton Corp. plc	32,455	10,148
	Lockheed Martin Corp.	21,492	9,776
*	Boeing Co.	49,581	9,569
	United Rentals Inc.	12,074	8,707
*	Fiserv Inc.	53,944	8,621
	AMETEK Inc.	46,011	8,415
	CSX Corp.	223,570	8,288
	Automatic Data Processing Inc.	31,334	7,825
	Quanta Services Inc.	30,093	7,818
	TransDigm Group Inc.	6,285	7,741
	United Parcel Service Inc. Class B	52,034	7,734
	Cintas Corp.	10,685	7,341
	Howmet Aerospace Inc.	105,166	7,197
	Illinois Tool Works Inc.	26,377	7,078
	Vulcan Materials Co.	25,908	7,071
	Martin Marietta Materials Inc.	11,027	6,770
	Trane Technologies plc	21,310	6,397
	PACCAR Inc.	51,621	6,395
	Norfolk Southern Corp.	24,670	6,288
*	PayPal Holdings Inc.	90,787	6,082
	FedEx Corp.	19,937	5,777
	Parker-Hannifin Corp.	10,202	5,670
	Emerson Electric Co.	48,895	5,546
	Eagle Materials Inc.	18,979	5,158
	Northrop Grumman Corp.	10,446	5,000
	Ingersoll Rand Inc.	48,482	4,603
	Carrier Global Corp.	74,958	4,357
	Old Dominion Freight Line Inc.	19,242	4,220
	Global Payments Inc.	31,250	4,177
*	Mettler-Toledo International Inc.	3,121	4,155
	Fortive Corp.	43,894	3,776
	General Dynamics Corp.	13,091	3,698
	CNH Industrial NV	281,399	3,647
	AECOM	35,745	3,506
	Textron Inc.	36,284	3,481
	Equifax Inc.	12,828	3,432
*	Middleby Corp.	20,834	3,350
	Verisk Analytics Inc. Class A	14,147	3,335
*	Keysight Technologies Inc.	21,308	3,332
	PPG Industries Inc.	22,949	3,325
	Xylem Inc.	25,125	3,247
	Rockwell Automation Inc.	10,862	3,164
	Otis Worldwide Corp.	30,224	3,000
	L3Harris Technologies Inc.	13,517	2,880
	BWX Technologies Inc.	27,902	2,863
*	Block Inc. Class A	33,808	2,859
*	Teledyne Technologies Inc.	6,518	2,798
*	Fair Isaac Corp.	2,234	2,792
	WW Grainger Inc.	2,682	2,728
*	Waters Corp.	7,833	2,696

		Shares	Market Value ($000)
	Berry Global Group Inc.	43,393	2,624
	HEICO Corp. Class A	17,003	2,617
*	Kirby Corp.	27,000	2,574
	IDEX Corp.	10,462	2,553
	Cummins Inc.	8,569	2,525
	ITT Inc.	18,189	2,474
	Jacobs Solutions Inc.	15,658	2,407
	Nordson Corp.	8,492	2,331
	A O Smith Corp.	25,732	2,302
	Lennox International Inc.	4,681	2,288
	Owens Corning	13,342	2,225
	Fidelity National Information Services Inc.	29,556	2,192
	Ball Corp.	31,862	2,146
*	Axon Enterprise Inc.	6,300	1,971
	Veralto Corp.	22,040	1,954
	Synchrony Financial	45,220	1,950
*	Corpay Inc.	6,146	1,896
	Masco Corp.	23,716	1,871
	Huntington Ingalls Industries Inc.	6,396	1,864
*	XPO Inc.	15,015	1,832
	3M Co.	16,900	1,793
	TransUnion	22,383	1,786
	JB Hunt Transport Services Inc.	8,852	1,764
	Crown Holdings Inc.	21,733	1,723
	Esab Corp.	15,396	1,702
	AGCO Corp.	13,710	1,687
	Johnson Controls International plc	25,379	1,658
	Allegion plc	12,151	1,637
	Packaging Corp. of America	8,446	1,603
*	Trimble Inc.	24,487	1,576
	Fortune Brands Innovations Inc.	18,587	1,574
	Oshkosh Corp.	12,558	1,566
	Dover Corp.	8,810	1,561
*	Gates Industrial Corp. plc	81,389	1,441
	Tetra Tech Inc.	7,440	1,374
	Carlisle Cos. Inc.	3,333	1,306
*	GXO Logistics Inc.	23,880	1,284
	Booz Allen Hamilton Holding Corp. Class A	8,401	1,247
	Valmont Industries Inc.	5,396	1,232
	Landstar System Inc.	6,235	1,202
	Toro Co.	13,011	1,192
*	Axalta Coating Systems Ltd.	32,960	1,134
*	Affirm Holdings Inc. Class A	27,352	1,019
	RPM International Inc.	8,489	1,010
	Lincoln Electric Holdings Inc.	3,765	962
	Sealed Air Corp.	24,886	926
	Silgan Holdings Inc.	18,967	921
	Donaldson Co. Inc.	12,229	913
	DuPont de Nemours Inc.	11,449	878
*	Zebra Technologies Corp. Class A	2,910	877
	Westinghouse Air Brake Technologies Corp.	6,010	876
	Pentair plc	10,087	862
	Armstrong World Industries Inc.	6,812	846
	Regal Rexnord Corp.	4,625	833
	WESCO International Inc.	4,845	830
	Air Lease Corp. Class A	15,591	802
	Knight-Swift Transportation Holdings Inc. Class A	14,300	787
	AptarGroup Inc.	5,445	784

		Shares	Market Value ($000)
	Vontier Corp.	17,060	774
	nVent Electric plc	10,087	761
	Advanced Drainage Systems Inc.	4,120	710
	Graco Inc.	7,412	693
	Expeditors International of Washington Inc.	5,586	679
	Snap-on Inc.	2,097	621
	Woodward Inc.	3,945	608
*	WEX Inc.	2,540	603
	Curtiss-Wright Corp.	2,100	537
*	Spirit AeroSystems Holdings Inc. Class A	14,705	530
	Stanley Black & Decker Inc.	4,927	483
	Flowserve Corp.	10,413	476
	Graphic Packaging Holding Co.	15,800	461
	Hubbell Inc. Class B	1,100	457
	Robert Half Inc.	5,000	396
	CH Robinson Worldwide Inc.	5,171	394
	Brunswick Corp.	3,628	350
*	Masterbrand Inc.	18,587	348
	Jack Henry & Associates Inc.	1,832	318
*	FTI Consulting Inc.	1,500	315
*	Builders FirstSource Inc.	1,401	292
*	AZEK Co. Inc. Class A	5,509	277
*	RXO Inc.	11,342	248
	Westrock Co.	4,864	241
*	Trex Co. Inc.	2,409	240
*	Paylocity Holding Corp.	1,300	223
	Littelfuse Inc.	905	219
	HEICO Corp.	1,087	208
*	Knife River Corp.	2,487	202
	ManpowerGroup Inc.	2,450	190
	Louisiana-Pacific Corp.	2,046	172
	Sensata Technologies Holding plc	4,000	147
	MDU Resources Group Inc.	4,734	119
*	Mohawk Industries Inc.	904	118
	Genpact Ltd.	3,249	107
*	NCR Atleos Corp.	4,057	80
*	Euronet Worldwide Inc.	400	44
	Cognex Corp.	801	34
*	Atmus Filtration Technologies Inc.	511	16
*,1	GCI Liberty Inc.	25,555	—
			606,049
Real Estate (1.1%)
	Prologis Inc.	99,320	12,933
	American Tower Corp.	52,349	10,344
	Equinix Inc.	9,921	8,188
*	CBRE Group Inc. Class A	57,849	5,625
	Iron Mountain Inc.	68,339	5,481
	Healthcare Realty Trust Inc. Class A	293,961	4,160
*	CoStar Group Inc.	42,915	4,146
	Crown Castle Inc.	38,953	4,122
	Public Storage	12,156	3,526
	Extra Space Storage Inc.	21,998	3,234
	Digital Realty Trust Inc.	22,270	3,208
	American Homes 4 Rent Class A	81,183	2,986
	AvalonBay Communities Inc.	15,637	2,902
	SBA Communications Corp. Class A	12,819	2,778
	Welltower Inc.	29,375	2,745
*	Jones Lang LaSalle Inc.	11,207	2,186

		Shares	Market Value ($000)
	Host Hotels & Resorts Inc.	103,924	2,149
	Alexandria Real Estate Equities Inc.	15,616	2,013
	JBG SMITH Properties	115,994	1,862
	Essex Property Trust Inc.	6,768	1,657
*	Howard Hughes Holdings Inc.	22,500	1,634
	Equity LifeStyle Properties Inc.	22,346	1,439
	Sun Communities Inc.	11,190	1,439
*	Zillow Group Inc. Class A	27,454	1,314
	SL Green Realty Corp.	22,832	1,259
	Weyerhaeuser Co.	34,146	1,226
	Mid-America Apartment Communities Inc.	9,294	1,223
	Camden Property Trust	10,700	1,053
	First Industrial Realty Trust Inc.	18,521	973
	Invitation Homes Inc.	27,059	964
	Lamar Advertising Co. Class A	7,472	892
	EastGroup Properties Inc.	4,785	860
	Equity Residential	13,531	854
*	Zillow Group Inc. Class C	15,191	741
	Simon Property Group Inc.	4,494	703
	Douglas Emmett Inc.	49,446	686
	Ventas Inc.	14,100	614
	Kilroy Realty Corp.	14,214	518
	Rexford Industrial Realty Inc.	10,000	503
	Federal Realty Investment Trust	4,442	454
	Park Hotels & Resorts Inc.	21,560	377
	Vornado Realty Trust	13,083	376
	VICI Properties Inc. Class A	12,500	372
	Medical Properties Trust Inc.	50,851	239
	NET Lease Office Properties	8,381	199
	Rayonier Inc.	5,100	169
	Omega Healthcare Investors Inc.	4,245	134
	Highwoods Properties Inc.	5,071	133
	EPR Properties	3,121	132
	Brixmor Property Group Inc.	5,563	130
	Kimco Realty Corp.	6,543	128
	Regency Centers Corp.	2,045	124
*	Opendoor Technologies Inc.	32,200	98
	UDR Inc.	2,100	79
	Realty Income Corp.	274	15
			108,299
Technology (15.7%)
	Microsoft Corp.	720,284	303,038
	Apple Inc.	1,432,046	245,567
	NVIDIA Corp.	232,992	210,522
	Meta Platforms Inc. Class A	216,043	104,906
*	Alphabet Inc. Class A	625,888	94,465
*	Alphabet Inc. Class C	505,280	76,934
	Broadcom Inc.	36,674	48,608
*	Advanced Micro Devices Inc.	172,954	31,217
	Salesforce Inc.	83,914	25,273
*	Adobe Inc.	47,924	24,182
	Oracle Corp.	163,205	20,500
	Applied Materials Inc.	90,715	18,708
	Intuit Inc.	28,645	18,619
	QUALCOMM Inc.	108,410	18,354
	Micron Technology Inc.	131,310	15,480
*	ServiceNow Inc.	18,434	14,054
	Texas Instruments Inc.	78,992	13,761

		Shares	Market Value ($000)
	Lam Research Corp.	13,149	12,775
	Intel Corp.	266,902	11,789
	International Business Machines Corp.	60,198	11,495
*	Cadence Design Systems Inc.	33,815	10,526
*	Synopsys Inc.	17,230	9,847
	Roper Technologies Inc.	14,570	8,171
*	Palo Alto Networks Inc.	28,185	8,008
	Amphenol Corp. Class A	65,560	7,562
	KLA Corp.	10,117	7,067
	Analog Devices Inc.	33,550	6,636
*	Autodesk Inc.	22,471	5,852
	Marvell Technology Inc.	81,297	5,762
*	Workday Inc. Class A	19,547	5,331
*	Palantir Technologies Inc. Class A	195,363	4,495
*	ON Semiconductor Corp.	58,609	4,311
*	Fortinet Inc.	60,810	4,154
*	Gartner Inc.	8,596	4,097
	CDW Corp.	15,357	3,928
	Microchip Technology Inc.	40,540	3,637
	HP Inc.	119,671	3,616
*	Guidewire Software Inc.	29,042	3,390
	Dell Technologies Inc. Class C	29,191	3,331
	Vertiv Holdings Co. Class A	39,400	3,218
*	Western Digital Corp.	45,817	3,127
*	MongoDB Inc. Class A	7,494	2,688
	Cognizant Technology Solutions Corp. Class A	36,270	2,658
*	Cloudflare Inc. Class A	27,100	2,624
*	ANSYS Inc.	7,369	2,558
*	Crowdstrike Holdings Inc. Class A	7,601	2,437
*	Atlassian Corp. Class A	12,259	2,392
*	Arrow Electronics Inc.	17,906	2,318
	Corning Inc.	68,131	2,246
*	PTC Inc.	11,822	2,234
	Teradyne Inc.	19,532	2,204
	Hewlett Packard Enterprise Co.	120,529	2,137
*	GoDaddy Inc. Class A	17,857	2,119
*	Manhattan Associates Inc.	7,597	1,901
*	VeriSign Inc.	9,253	1,754
*	Akamai Technologies Inc.	14,589	1,587
*	Pure Storage Inc. Class A	28,105	1,461
	Monolithic Power Systems Inc.	2,144	1,452
	Skyworks Solutions Inc.	13,300	1,441
*	Elastic NV	14,254	1,429
*	Zscaler Inc.	6,613	1,274
*	Tyler Technologies Inc.	2,891	1,229
*	HubSpot Inc.	1,916	1,201
*	Qorvo Inc.	10,165	1,167
*	Informatica Inc. Class A	32,443	1,136
*	Nutanix Inc. Class A	18,189	1,123
*	F5 Inc.	5,875	1,114
	Jabil Inc.	8,300	1,112
*	Datadog Inc. Class A	8,730	1,079
*	CACI International Inc. Class A	2,820	1,068
*	DoorDash Inc. Class A	6,900	950
*	EPAM Systems Inc.	3,426	946
	NetApp Inc.	8,971	942
*	Dayforce Inc.	12,978	859
*	SentinelOne Inc. Class A	36,846	859

		Shares	Market Value ($000)
*	AppLovin Corp. Class A	12,252	848
*	Pinterest Inc. Class A	22,695	787
*	Teradata Corp.	19,986	773
*	Match Group Inc.	19,384	703
	Leidos Holdings Inc.	5,350	701
	Dolby Laboratories Inc. Class A	8,275	693
	Universal Display Corp.	3,786	638
*	Kyndryl Holdings Inc.	28,580	622
	Pegasystems Inc.	9,302	601
*	Coherent Corp.	9,800	594
	Gen Digital Inc.	24,339	545
*	Maplebear Inc.	13,414	500
*	Lattice Semiconductor Corp.	6,221	487
	Entegris Inc.	3,165	445
*	IAC Inc.	6,481	346
*	Twilio Inc. Class A	3,840	235
*	Dynatrace Inc.	4,970	231
	Paycom Software Inc.	1,100	219
	Amdocs Ltd.	2,400	217
*	Clarivate plc	28,804	214
*	DoubleVerify Holdings Inc.	6,000	211
*	Dropbox Inc. Class A	8,200	199
*	Confluent Inc. Class A	6,395	195
	TD SYNNEX Corp.	1,700	192
*	Okta Inc. Class A	1,635	171
	SS&C Technologies Holdings Inc.	2,531	163
	Concentrix Corp.	1,700	113
*	NCR Voyix Corp.	8,113	103
*	IPG Photonics Corp.	621	56
*	DXC Technology Co.	2,170	46
*	Snowflake Inc. Class A	61	10
			1,503,870
Telecommunications (0.8%)
	Cisco Systems Inc.	348,681	17,403
	Comcast Corp. Class A	348,724	15,117
	T-Mobile US Inc.	78,984	12,892
*	Arista Networks Inc.	33,504	9,715
	AT&T Inc.	415,446	7,312
	Verizon Communications Inc.	167,540	7,030
	Motorola Solutions Inc.	15,378	5,459
*	Charter Communications Inc. Class A	9,575	2,783
*	Frontier Communications Parent Inc.	58,546	1,434
*	Liberty Broadband Corp. Class C	7,579	434
*	Ciena Corp.	3,586	177
*	Liberty Broadband Corp. Class A	2,647	151
			79,907
Utilities (1.1%)
	NextEra Energy Inc.	199,740	12,765
	Constellation Energy Corp.	40,963	7,572
	Waste Management Inc.	33,653	7,173
	Southern Co.	98,422	7,061
	DTE Energy Co.	58,745	6,588
*	Clean Harbors Inc.	31,700	6,382
	Duke Energy Corp.	59,772	5,781
	Consolidated Edison Inc.	58,011	5,268
	PG&E Corp.	251,400	4,213
	Sempra	52,458	3,768

				Shares	Market Value ($000)
	Vistra Corp.			51,991	3,621
	American Electric Power Co. Inc.			41,600	3,582
	AES Corp.			184,206	3,303
	Public Service Enterprise Group Inc.			47,759	3,189
	Republic Services Inc. Class A			16,510	3,161
	Exelon Corp.			65,800	2,472
	NRG Energy Inc.			32,838	2,223
	American Water Works Co. Inc.			18,062	2,207
	WEC Energy Group Inc.			26,464	2,173
	Hawaiian Electric Industries Inc.			166,604	1,878
	Xcel Energy Inc.			34,404	1,849
	Edison International			21,423	1,515
	Alliant Energy Corp.			24,227	1,221
	CMS Energy Corp.			20,227	1,220
	FirstEnergy Corp.			31,056	1,199
	NiSource Inc.			42,656	1,180
	Entergy Corp.			10,419	1,101
*	Sunrun Inc.			79,883	1,053
	Essential Utilities Inc.			24,886	922
	Ameren Corp.			9,798	725
	OGE Energy Corp.			15,986	548
	Atmos Energy Corp.			3,445	410
	UGI Corp.			15,661	384
	Eversource Energy			6,100	365
*	Stericycle Inc.			3,528	186
	Dominion Energy Inc.			3,608	177
	National Fuel Gas Co.			2,430	131
					108,566
Total Common Stocks (Cost $1,280,907)					4,522,616
		Coupon	Maturity Date	Face Amount ($000)
Tax-Exempt Municipal Bonds (53.2%)
Alabama (1.9%)
	Alabama State Corrections Institution Finance Authority Revenue	5.000%	7/1/31	1,100	1,249
	Alabama State Public School & College Authority Tax-Exempt Capital Improvement & Refunding Bonds Revenue	4.000%	11/1/36	3,690	3,862
	Alabama State Public School & College Authority Tax-Exempt Capital Improvement & Refunding Bonds Revenue	4.000%	11/1/40	1,465	1,496
	Auburn AL GO	5.000%	8/1/38	1,000	1,120
	Birmingham-Jefferson AL Civic Center Authority Special Tax Bonds	5.000%	7/1/31	1,125	1,198
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/25	2,240	2,248
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	4.000%	10/1/27	3,000	3,013
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	6/1/28	6,705	6,989
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	12/1/28	1,250	1,328
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	2/1/29	4,530	4,828
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	6/1/29	16,925	17,891

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	10/1/30	1,660	1,780
[2]	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	12/1/30	1,285	1,387
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	6/1/32	3,610	3,952
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	9/1/32	6,800	7,349
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 7) PUT	4.000%	12/1/26	8,745	8,786
[3]	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 7) PUT, SIFMA Municipal Swap Index Yield + 0.350%	3.990%	12/1/26	3,750	3,632
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 8) PUT	4.000%	12/1/29	6,805	6,734
[2]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/27	3,845	3,887
	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	12/1/31	215	217
	Energy Southeast AL Cooperative District Energy Supply Revenue PUT	5.500%	1/1/31	885	958
	Energy Southeast AL Cooperative District Energy Supply Revenue PUT	5.750%	11/1/31	3,145	3,479
	Huntsville AL Electric System Revenue	5.000%	12/1/30	510	542
	Huntsville AL GO	5.000%	5/1/35	1,125	1,202
	Huntsville AL GO	5.000%	5/1/38	1,860	2,007
	Huntsville AL GO	5.000%	3/1/42	1,620	1,824
	Huntsville AL Health Care Authority Revenue	5.000%	6/1/35	780	846
	Huntsville AL Health Care Authority Revenue PUT	5.000%	6/1/30	1,170	1,276
	Jefferson County AL Revenue	5.000%	9/15/29	1,470	1,556
	Jefferson County AL Revenue	5.000%	10/1/31	1,000	1,124
	Jefferson County AL Revenue	5.000%	9/15/33	1,000	1,051
	Jefferson County AL Revenue	5.000%	10/1/35	1,300	1,477
	Jefferson County AL Revenue	5.000%	10/1/38	1,000	1,106
	Jefferson County AL Revenue	5.250%	10/1/43	1,500	1,645
	Jefferson County AL Revenue	5.250%	10/1/44	1,000	1,093
	Jefferson County AL Revenue	5.250%	10/1/45	1,000	1,089
[2,4]	Jefferson County AL Revenue TOB VRDO	4.600%	4/1/24	19,210	19,210
	Lower AL Gas District Gas Project Revenue	5.000%	9/1/34	2,000	2,151
	Lower AL Gas District Gas Project Revenue PUT	4.000%	12/1/25	3,255	3,267
	Mobile Alabama Industrial Development Board Pollution Control Revenue (Alabama Power Co. Barry Plant Project) PUT	3.650%	1/10/25	1,000	997
	Mobile Alabama Industrial Development Board Pollution Control Revenue (Alabama Power Co. Barry Plant Project) PUT	3.780%	6/16/26	250	250
	Montgomery AL GO	4.000%	12/1/36	400	411
	Montgomery AL GO	4.000%	12/1/39	450	457
	Orange Beach AL Water Sewer & Fire Protection Authority Revenue	4.000%	5/15/38	3,500	3,577
	Pell City AL Special Care Facilities Financing Authority Revenue (Noland Health Services Inc.)	5.000%	12/1/30	2,000	2,129
	Pell City AL Special Care Facilities Financing Authority Revenue (Noland Health Services Inc.)	4.000%	12/1/34	2,000	2,004
	Southeast Alabama Gas Supply District Revenue	5.000%	5/1/31	1,000	1,052

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southeast Alabama Gas Supply District Revenue	4.000%	4/1/49	6,680	6,681
	Southeast Alabama Gas Supply District Revenue	4.000%	6/1/49	1,515	1,515
	Southeast Alabama Gas Supply District Revenue PUT	5.000%	4/1/32	7,000	7,484
	Southeast Alabama Gas Supply District Revenue PUT	5.000%	5/1/32	3,410	3,657
	Southeast Energy Authority AL Commodity Supply Revenue (Project No. 3) PUT	5.500%	12/1/29	1,270	1,355
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 1) PUT	4.000%	10/1/28	755	752
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 4) PUT	5.000%	8/1/28	4,600	4,767
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 5) PUT	5.250%	7/1/29	8,660	9,196
[2]	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 6) PUT	5.000%	6/1/30	1,615	1,708
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/27	530	553
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/28	1,090	1,135
	University of Alabama General Revenue	3.000%	7/1/36	1,085	1,021
[5]	University of South Alabama University Facilities Revenue	5.000%	11/1/34	2,265	2,356
	West Jefferson AL Industrial Development Board Pollution Control Revenue	3.650%	6/1/28	550	543
					183,449
Alaska (0.1%)
	Alaska Housing Finance Corp. Revenue	5.000%	12/1/35	1,500	1,635
	Alaska Housing Finance Corp. State Capital Project Revenue	5.000%	6/1/31	1,095	1,237
	Alaska Housing Finance Corp. State Capital Project Revenue	5.000%	6/1/34	1,285	1,436
	Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/37	3,000	3,351
[2,4]	Alaska Municipal Bond Bank Authority Revenue TOB VRDO	4.630%	4/1/24	1,300	1,300
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center)	5.000%	9/1/31	1,345	1,368
	Municipality of Anchorage GO	4.000%	9/1/36	785	820
	North Slope Borough Alaska GO	5.000%	6/30/29	1,405	1,556
	Northern Tobacco Securitization Corp. AK Revenue	4.000%	6/1/38	1,000	1,011
					13,714
Arizona (0.9%)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/30	675	688
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/31	545	547
	Arizona COP ETM	5.000%	10/1/26	2,000	2,099
	Arizona Excise Taxes Obligations Revenue	1.500%	7/1/29	600	543
	Arizona Excise Taxes Obligations Revenue	2.100%	7/1/36	1,000	819

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona Industrial Development Authority Charter School Revolving Loan Fund Revenue	5.000%	11/1/28	1,000	1,064
[2,4]	Arizona Industrial Development Authority Multifamily Housing Revenue TOB VRDO	4.670%	4/1/24	13,200	13,200
[2,4]	Arizona Industrial Development Authority Multifamily Housing Revenue (Agave House Apartments) TOB VRDO	4.670%	4/1/24	5,530	5,530
[2,4]	Arizona Industrial Development Authority Multifamily Housing Revenue (Mesa Vista Project) TOB VRDO	4.670%	4/1/24	5,600	5,600
[4,6]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.375%	7/1/25	180	11
[4,6]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.500%	7/1/26	100	6
[4,6]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.625%	7/1/27	265	16
[4,6]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.750%	7/1/28	305	18
	Arizona Industrial Development Authority Revenue (Greathearts Arizona Projects)	3.000%	7/1/37	695	620
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	11/1/28	1,290	1,407
[7]	Arizona Sports & Tourism Authority Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/31	3,000	3,340
	Arizona State Transportation Board Highway Revenue	5.000%	7/1/28	2,500	2,602
	Arizona State University Revenue	5.000%	7/1/40	1,000	1,076
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/36	1,620	1,673
	Arizona Transportation Board Highway Revenue	5.000%	7/1/33	1,000	1,039
	Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/27	1,000	1,007
	Chandler AZ GO	5.000%	7/1/26	2,000	2,087
	Coconino AZ County Pollution Control Corp. Revenue PUT	3.750%	3/31/26	100	99
	Gilbert AZ Water Resource Municipal Property Corp. Utility System Revenue	4.000%	7/15/42	2,505	2,540
	Glendale City AZ Excise Tax Refunding Obligations Revenue	5.000%	7/1/28	1,785	1,901
	La Paz County AZ Industrial Development Authority Education Facility Lease Revenue (Harmony Public Schools Project)	5.000%	2/15/31	100	105
	Marana AZ Pledged Excise Tax Revenue	5.000%	7/1/37	275	296
	Maricopa County AZ Elementary School District No. 14 (Creighton) GO	3.000%	7/1/32	1,000	993
[4]	Maricopa County AZ Industrial Development Authority Education Revenue (Legacy Traditional Schools Projects)	3.000%	7/1/31	650	600
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Banner Health) PUT	5.000%	11/1/30	1,000	1,103
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/33	830	888
	Maricopa County AZ Industrial Development Authority Revenue (Banner Health) PUT	5.000%	5/15/26	1,000	1,031
	Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	2.400%	6/1/35	1,000	826
	Maricopa County AZ School District No. 83 Revenue	3.000%	10/1/39	1,000	820
	Mesa AZ GO	5.000%	7/1/27	2,565	2,738

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9]	Phoenix AZ Civic Improvement Corp. Distribution Revenue	5.500%	7/1/42	1,500	1,844
[10]	Phoenix AZ Civic Improvement Corp. Distribution Revenue	5.500%	7/1/42	1,000	1,229
[10]	Phoenix AZ Civic Improvement Corp. Distribution Revenue	5.500%	7/1/43	1,250	1,545
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/27	1,295	1,351
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	4.000%	7/1/28	2,015	2,017
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/35	1,900	1,968
	Phoenix AZ GO	5.000%	7/1/31	1,500	1,733
[4]	Phoenix AZ Industrial Development Authority Education Revenue (Legacy Traditional Schools Project)	5.000%	7/1/36	1,000	1,010
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/27	300	307
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/28	250	259
[4]	Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Project)	4.000%	6/15/31	1,050	1,015
	Pima County AZ Industrial Development Authority Revenue (Tucson Medical Center)	4.000%	4/1/38	1,040	1,044
	Pima County AZ Sewer System Revenue	5.000%	7/1/25	1,000	1,001
	Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public Transportation)	5.250%	7/1/24	1,125	1,129
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/36	1,540	1,612
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/39	1,370	1,456
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/43	1,000	1,114
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	910	915
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	2,500	2,568
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	640	669
	Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/37	1,015	1,104
					85,822
Arkansas (0.1%)
	Arkansas Development Finance Authority Health Care Revenue Baptist Memorial Health Care Corp.	5.000%	9/1/32	2,000	2,116
	El Dorado AR School District No. 15 GO	5.000%	2/1/43	1,385	1,451
	El Dorado AR School District No. 15 GO	5.000%	2/1/45	2,920	3,049
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/29	1,075	1,120
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/38	500	554
	Rogers AR Arkansas Sales Tax Revenue	4.000%	11/1/32	1,090	1,103
[7]	Springdale AR Sales & Use Revenue Prere.	5.000%	4/1/24	1,000	1,000
	Springdale AR School District No. 50 GO	3.000%	6/1/32	495	477
	University of Arkansas Revenue	5.000%	11/1/24	850	857
	University of Arkansas Revenue	5.000%	4/1/38	1,000	1,124
					12,851

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California (4.2%)
[5]	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,135	1,223
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/37	1,000	1,020
	Antelope Valley CA Community College District Election GO	0.000%	8/1/35	650	429
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	2,950	2,896
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	960	949
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26	2,000	1,952
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	985	966
[3]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.300%	3.940%	4/1/27	1,000	979
[3]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.410%	4.050%	4/1/28	1,000	976
[2]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	4.350%	4/1/24	20,100	20,100
[11]	Brea CA Redevelopment Agency Tax Allocation Bonds (Redevelopment Project AB)	0.000%	8/1/29	1,000	834
	California Community Choice Financing Authority Revenue PUT	4.000%	12/1/27	3,585	3,607
	California Community Choice Financing Authority Revenue PUT	4.000%	8/1/28	3,745	3,762
	California Community Choice Financing Authority Revenue PUT	5.500%	11/1/28	7,330	7,836
	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/29	1,385	1,463
	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/29	8,340	8,814
	California Community Choice Financing Authority Revenue PUT	5.250%	4/1/30	6,000	6,455
	California Community Choice Financing Authority Revenue PUT	5.500%	11/1/30	3,325	3,666
	California Community Choice Financing Authority Revenue PUT	5.000%	3/1/31	5,575	5,966
	California Community Choice Financing Authority Revenue PUT	4.000%	8/1/31	5,590	5,622
	California Community Choice Financing Authority Revenue PUT	5.000%	4/1/32	6,000	6,460
	California Educational Facilities Authority Revenue	5.250%	10/1/34	1,000	1,110
	California Educational Facilities Authority Revenue	5.000%	6/1/43	1,000	1,218
[2,4]	California Educational Facilities Authority Revenue TOB VRDO	4.620%	4/1/24	4,800	4,800
	California GO	5.000%	4/1/24	2,000	2,000
	California GO	5.000%	10/1/24	2,000	2,017
	California GO	5.000%	3/1/26	660	671
	California GO	5.000%	10/1/26	1,000	1,049
	California GO	5.000%	4/1/27	2,000	2,122

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	4/1/27	1,000	1,061
	California GO	3.500%	8/1/27	1,515	1,541
	California GO	5.000%	10/1/27	1,000	1,073
	California GO	5.000%	4/1/28	5,125	5,565
	California GO	5.000%	4/1/28	1,000	1,086
	California GO	5.000%	10/1/28	1,000	1,097
	California GO	5.000%	4/1/29	1,000	1,107
	California GO	5.000%	9/1/29	455	479
	California GO	5.000%	11/1/29	5,000	5,606
	California GO	5.000%	9/1/30	5,000	5,707
	California GO	5.000%	4/1/31	1,000	1,153
	California GO	4.000%	8/1/31	1,675	1,708
	California GO	5.000%	4/1/32	2,500	2,765
	California GO	5.000%	10/1/32	1,875	1,888
	California GO	4.000%	8/1/33	1,520	1,546
	California GO	5.000%	8/1/33	2,865	3,011
	California GO	4.000%	9/1/33	2,000	2,036
	California GO	3.000%	10/1/34	2,725	2,695
	California GO	5.000%	11/1/34	1,340	1,529
	California GO	5.000%	3/1/35	2,000	2,246
	California GO	5.000%	4/1/35	210	229
	California GO	3.000%	10/1/35	1,815	1,783
	California GO	4.000%	3/1/36	1,000	1,055
	California GO	5.000%	4/1/36	5,000	5,496
	California GO	5.000%	9/1/36	1,000	1,045
	California GO	4.000%	10/1/36	1,155	1,224
[12]	California GO	5.000%	9/1/39	1,250	1,453
[12]	California GO	5.000%	9/1/41	1,000	1,144
	California GO	4.000%	4/1/42	1,000	1,025
	California GO	5.000%	10/1/42	1,500	1,607
	California GO	5.000%	9/1/43	2,500	2,814
[12]	California GO	5.000%	9/1/43	3,000	3,394
[12]	California GO	5.000%	9/1/44	1,500	1,690
	California Health Facilities Financing Authority Revenue PUT	5.000%	11/1/29	6,250	6,949
	California Health Facilities Financing Authority Revenue PUT	5.000%	5/1/31	1,000	1,146
	California Health Facilities Financing Authority Revenue (Adventist Health System/West) PUT	5.000%	9/1/28	1,000	1,049
	California Health Facilities Financing Authority Revenue (Common Spirit Health)	4.000%	4/1/37	1,000	1,015
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	5.000%	10/1/25	895	907
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36	1,000	1,063
	California Housing Finance Agency Municipal Certificates Revenue	4.000%	3/20/33	3,400	3,363
	California Housing Finance Agency Municipal Certificates Revenue	4.250%	1/15/35	544	544
	California Housing Finance Agency Municipal Certificates Revenue	3.750%	3/25/35	2,516	2,453
	California Housing Finance Agency Municipal Certificates Revenue	3.500%	11/20/35	1,432	1,343
	California Housing Finance Agency Municipal Certificates Revenue	3.250%	8/20/36	3,181	2,933
	California Housing Finance Agency Municipal Certificates Revenue	4.375%	9/20/36	497	489

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	California Infrastructure & Economic Development Bank Revenue (Bay Area Toll Bridges Seismic Retrofit) Prere.	5.000%	1/1/28	500	542
	California Infrastructure & Economic Development Bank Revenue (County Museum of Art Project) PUT	1.200%	6/1/28	1,000	896
	California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	5.000%	10/1/26	6,560	6,848
	California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/30	965	998
	California State Department of Water Resources Central Valley Project Revenue	5.000%	12/1/30	5,425	6,336
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/26	1,000	1,054
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/28	1,000	1,107
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/30	1,000	1,142
	California State University Systemwide Revenue	5.000%	11/1/35	2,000	2,130
	California State University Systemwide Revenue	5.000%	11/1/37	1,000	1,028
	California State University Systemwide Revenue	5.000%	11/1/41	1,400	1,449
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	40	40
	California Statewide Communities Development Authority Pollution Control Revenue (Southern Edison Co.)	1.750%	9/1/29	1,000	875
	California Statewide Communities Development Authority Pollution Control Revenue (Southern Edison Co.)	4.500%	11/1/33	500	546
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	5.000%	11/1/29	2,250	2,502
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	5.000%	11/1/29	1,000	1,112
[4]	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/28	400	409
[5]	Centinela Valley CA Union High School District GO	4.000%	8/1/29	1,035	1,061
[5]	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/30	800	822
	Chino Valley Unified School District GO	0.000%	8/1/31	600	475
[4]	CSCDA Community Improvement Authority Revenue	2.650%	12/1/46	1,500	1,173
[4]	CSCDA Community Improvement Authority Revenue	2.450%	2/1/47	800	648
[4]	CSCDA Community Improvement Authority Revenue	3.500%	5/1/47	500	412
[2,4]	Deutsche Bank Spears Lifers Revenue VRDO	4.770%	4/1/24	2,395	2,395
[5]	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/32	1,000	981
	East Side CA Union High School District Santa Clara County GO	2.000%	8/1/33	1,000	866
[3]	Eastern Municipal Water & Wastewater Revenue PUT, SIFMA Municipal Swap Index Yield + 0.100%	3.740%	7/1/24	300	299

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Fairfield-Suisun CA Unified School District GO	0.000%	2/1/29	2,000	1,709
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.200%	1/15/29	1,390	1,594
	Gavilan CA Joint Community College District GO	5.000%	8/1/28	1,000	1,028
	Golden State Tobacco Securitization Corp. California Revenue ETM	5.000%	6/1/25	500	510
[11]	Golden State Tobacco Securitization Corp. California Revenue ETM	0.000%	6/1/27	2,070	1,875
	Golden State Tobacco Securitization Corp. California Revenue Prere.	5.000%	6/1/25	1,140	1,165
	La Quinta CA Redevelopment Agency Successor Tax Allocation Refunding Bonds (Redevelopment Project 2014A) Prere.	5.000%	9/1/24	1,000	1,006
[8]	Long Beach CA Unified School District GO	0.000%	8/1/24	1,290	1,275
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/31	2,000	2,282
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/36	370	399
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/40	2,055	2,136
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/41	1,400	1,573
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,375	1,464
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	1,330	1,453
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,035
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,695	1,852
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,178
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,000	1,054
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,145	1,246
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	500	526
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	2,550	2,768
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	1,005	1,147
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	1,880	2,131
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	1,000	1,148
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	1,000	1,132
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,400	1,507
	Los Angeles CA Unified School District GO	4.000%	7/1/35	2,250	2,405
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,755	1,878
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/43	1,000	1,065
	Los Angeles County CA Community Facilities District No. 2021-01	5.000%	9/1/42	2,100	2,171
[7]	Los Angeles County CA School District GO	5.000%	7/1/36	1,000	1,080

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Water District of Southern California Waterworks Revenue	5.000%	10/1/29	1,000	1,139
[3]	Metropolitan Water District of Southern California Waterworks Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	3.780%	5/21/24	500	500
[3]	Metropolitan Water District of Southern California Waterworks Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	3.780%	5/21/24	500	500
[3]	Metropolitan Water District of Southern California Waterworks Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	3.780%	5/21/24	500	500
	Milpitas CA Redevelopment Agency Successor Tax Allocation Refunding Bonds (Redevelopment Project Area No.1 2015)	5.000%	9/1/31	1,130	1,160
	M-S-R CA Energy Authority Gas Revenue	6.500%	11/1/39	555	706
	Napa Valley CA Community College District GO	4.000%	8/1/32	1,090	1,109
	Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	530
[12]	Northern California Energy Authority Commodity Supply Revenue PUT	5.000%	8/1/30	5,195	5,554
[8]	Palomar Pomerado Health California GO	0.000%	8/1/26	1,040	962
[8]	Palomar Pomerado Health California GO	0.000%	8/1/30	2,000	1,634
[8]	Palomar Pomerado Health California GO	0.000%	8/1/32	740	564
	Peninsula Corridor Joint Powers Board CA Measure RR Sales Tax Revenue (Green Bonds - Climate Bond Certified)	5.000%	6/1/42	1,530	1,710
	Peralta CA Community College District Election GO	5.250%	8/1/42	1,000	1,152
[5]	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,370	1,447
	Regents of the University of California Medical Center Pooled Revenue	5.000%	5/15/37	2,000	2,302
	Regents of the University of California Medical Center Pooled Revenue	5.000%	5/15/39	2,000	2,270
[2,4]	River Islands Public Financing Authority Special Tax Bonds TOB VRDO	4.600%	4/1/24	2,800	2,800
	Riverside CA Electric Revenue	5.000%	10/1/32	1,830	2,059
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/30	2,415	1,943
	Riverside County CA Transportation Commission Toll Revenue	4.000%	6/1/38	320	326
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/25	325	326
[10]	Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	1,815	1,457
	Sacramento CA Municipal Utility District Electric Revenue PUT	5.000%	10/15/30	1,000	1,127
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/27	575	592
	San Diego CA Public Facilities Financing Authority Revenue	5.000%	5/15/39	1,925	2,225
[5]	San Diego CA Unified School District GO	5.500%	7/1/27	520	568
	San Diego CA Unified School District GO	0.000%	7/1/28	220	194
	San Diego CA Unified School District GO	0.000%	7/1/30	250	207
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	320	289

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	80	72
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	100	90
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	70	62
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	60	53
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	150	132
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	60	51
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	200	171
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	240	206
	San Diego County CA Regional Transportation Commission Sales Tax Revenue Prere.	4.750%	4/1/24	1,305	1,305
	San Diego County CA Water Authority Revenue	5.000%	5/1/28	1,000	1,025
	San Francisco CA Bay Area Rapid Transit District GO	4.000%	8/1/30	3,645	3,901
	San Francisco CA City & County COP	5.000%	4/1/28	1,635	1,689
	San Francisco CA City & County COP	4.000%	4/1/33	1,000	1,006
	San Francisco CA City & County COP	4.000%	4/1/39	1,000	1,014
	San Francisco CA City & County GO	5.000%	6/15/28	1,000	1,101
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/34	1,000	1,120
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/43	1,000	1,129
[2,4]	San Francisco CA City & County Multifamily Housing Revenue TOB VRDO	4.600%	4/1/24	28,000	28,000
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/37	1,475	1,735
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue ETM	1.000%	10/1/25	4,355	4,153
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue PUT	4.000%	10/1/29	1,000	1,047
	San Mateo Foster City School District GO	3.000%	8/1/40	750	668
[11]	San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	1,475	1,072
	Santa Clara CA Financing Authority Revenue	3.000%	5/1/39	1,155	1,035
	Santa Paula CA Special Tax Harvest Community Facilities Bonds	4.000%	9/1/42	600	553
	Sonoma County CA Junior College District GO	5.000%	8/1/41	2,000	2,082
	State Center California Community College District GO	5.000%	8/1/29	1,000	1,032
[7]	Stockton Public Financing Authority Revenue	5.000%	9/1/29	1,000	1,005
	Tahoe-Truckee CA Unified School District GO	5.000%	8/1/34	1,030	1,081
[10]	Union CA Elementary School District GO	0.000%	9/1/28	1,080	949
	Union City CA Community Redevelopment Agency Successor Tax Allocation Refunding Bonds	5.000%	10/1/30	1,635	1,681
	University of California Revenue	4.000%	5/15/33	1,000	1,005
	University of California Revenue	4.000%	5/15/34	1,000	1,027
	University of California Revenue	5.000%	5/15/34	1,000	1,203
	University of California Revenue	4.000%	5/15/35	2,000	2,048

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California Revenue	5.000%	5/15/35	1,620	1,771
	University of California Revenue	5.000%	5/15/35	1,165	1,271
	University of California Revenue	5.000%	5/15/39	1,245	1,465
	University of California Revenue	5.000%	5/15/40	2,000	2,336
	University of California Revenue	4.000%	5/15/41	1,740	1,802
	University of California Revenue	4.000%	5/15/41	5,000	5,166
	University of California Revenue	5.000%	5/15/41	2,000	2,280
	University of California Revenue	5.000%	5/15/41	1,000	1,153
	University of California Revenue	5.000%	5/15/42	1,000	1,147
	University of California Revenue	5.000%	5/15/42	1,000	1,147
	University of California Revenue	5.000%	5/15/43	1,000	1,143
[5,9]	West Contra Costa CA Unified School District GO	0.000%	8/1/32	1,155	884
[10]	West Contra Costa CA Unified School District GO	0.000%	8/1/34	1,225	870
					401,802
Colorado (0.9%)
	Adams & Weld County CO School District No. 27J GO	5.000%	12/1/34	1,435	1,473
	Adams 12 Five Star Schools CO GO	5.000%	12/15/30	1,675	1,753
	Adams County CO COP	5.000%	12/1/31	650	668
	Arapahoe County CO School District No. 6 Littleton GO	5.500%	12/1/43	1,000	1,090
	Aurora CO Water Revenue Prere.	5.000%	8/1/26	1,645	1,721
	Board of Governors of the Colorado State University System Enterprise Revenue	5.000%	3/1/43	1,500	1,757
	Broomfield CO Water Activity Enterprise Revenue	4.000%	12/1/43	1,000	1,009
	Colorado COP	4.000%	12/15/33	1,235	1,278
	Colorado COP	4.000%	12/15/34	1,800	1,855
	Colorado COP	6.000%	12/15/36	1,000	1,233
	Colorado Educational & Cultural Facilities Authority Revenue (Aspen View Academy Project)	4.000%	5/1/36	175	166
	Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/30	500	508
	Colorado Health Facilities Authority Hospital Revenue PUT	5.000%	11/15/28	1,000	1,074
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	5.000%	11/15/37	1,000	1,086
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	4.000%	11/15/38	1,000	1,008
	Colorado Health Facilities Authority Hospital Revenue (Frasier Project)	4.000%	5/15/36	1,515	1,445
	Colorado Health Facilities Authority Retirement Facilities Revenue (Liberty Heights Project) ETM	0.000%	7/15/24	1,430	1,413
	Colorado Health Facilities Authority Revenue Prere.	5.000%	11/19/26	95	99
	Colorado Health Facilities Authority Revenue PUT	5.000%	11/19/26	935	974
	Colorado Health Facilities Authority Revenue (CommonSpirit Health)	5.000%	12/1/29	2,000	2,206
	Colorado Health Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/32	2,250	2,458
	Colorado Health Facilities Authority Revenue (CommonSpirit Health)	5.000%	12/1/39	1,000	1,133

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Revenue (Intermountain Healthcare) PUT	5.000%	8/17/26	1,500	1,555
	Colorado Health Facilities Authority Revenue (Intermountain Healthcare) PUT	5.000%	8/15/28	1,170	1,257
	Colorado Health Facilities Authority Revenue (NCMC Inc.) Prere.	4.000%	5/15/26	1,500	1,524
[2,4]	Colorado Housing & Finance Authority Multifamily Revenue (Windsor Court Project) TOB VRDO	4.800%	4/1/24	1,950	1,950
	Colorado Housing & Finance Authority Revenue (Single Family Mortgage)	3.000%	5/1/50	1,575	1,531
	Colorado School of Mines Institutional Enterprise Revenue	5.000%	12/1/42	4,000	4,508
	Denver CO City & County Airport Revenue	5.000%	11/15/24	1,200	1,211
	Denver CO City & County Airport Revenue	5.000%	12/1/26	775	814
	Denver CO City & County Airport Revenue	4.000%	12/1/38	400	400
	Denver CO City & County Airport Revenue	5.000%	11/15/40	575	648
	Denver CO City & County COP	5.000%	6/1/37	1,685	1,732
	Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/29	500	407
	Denver CO City & County Dedicated Tax Revenue	4.000%	8/1/43	1,000	998
	Denver CO City & County GO	5.000%	8/1/38	4,665	5,309
	Denver CO City & County Revenue	4.000%	8/1/38	1,500	1,543
	Denver CO City & County School District No. 1 GO	4.000%	12/1/31	1,000	1,006
	Denver CO City & County School District No. 1 GO	5.000%	12/1/33	5,000	5,222
	Denver CO City & County School District No. 1 GO	5.000%	12/1/36	2,000	2,077
[10]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29	2,000	1,675
[10]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/32	1,000	752
	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/40	1,000	510
	El Paso County CO School District No. 20 Academy GO	5.000%	12/15/30	2,400	2,519
	Garfield, Pitkin, & Eagle County CO School District GO Prere.	4.000%	12/15/25	1,000	1,013
	Greeley CO Water Revenue	5.000%	8/1/26	2,910	3,042
	Jefferson County CO School District No. R-1 GO	5.000%	12/15/36	3,395	3,693
[5]	Midcities Metropolitan District No. 2 Revenue Refunding Bonds	4.000%	12/1/46	850	808
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/38	2,240	2,769
	Regional Transportation District of Colorado COP	5.000%	6/1/31	535	588
	Regional Transportation District of Colorado Private Activity Revenue	4.000%	7/15/39	1,325	1,323
	Sterling Ranch CO Community Authority Board Supported Revenue	6.500%	12/1/42	1,000	1,044
	Sterling Ranch Community Authority Board CO Supported Revenue	3.750%	12/1/40	500	445
	University of Colorado Enterprise System Revenue PUT	2.000%	10/15/25	500	486
	Weld County CO School District No. 6 Greeley GO	5.000%	12/1/40	2,500	2,707

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Weld County CO School District No. RE 002 GO	5.000%	12/1/36	2,325	2,559
					87,032
Connecticut (0.5%)
	Connecticut GO	5.000%	5/15/25	2,345	2,389
	Connecticut GO	5.000%	2/15/27	1,000	1,056
	Connecticut GO	5.000%	4/15/28	1,000	1,084
	Connecticut GO	5.000%	3/1/32	2,950	2,951
	Connecticut GO	3.000%	1/15/33	270	265
	Connecticut GO	4.000%	3/15/35	5,000	5,036
	Connecticut GO	3.000%	1/15/38	2,345	2,137
	Connecticut GO	5.000%	1/15/39	2,800	3,225
	Connecticut GO	5.000%	4/15/39	1,650	1,783
	Connecticut GO	4.000%	6/15/39	300	309
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/31	1,000	1,026
	Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	4.000%	7/1/36	1,750	1,765
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/29	1,255	1,300
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/32	1,600	1,660
	Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University)	5.000%	7/1/31	850	939
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/35	650	650
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/36	800	798
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/37	200	199
	Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/31	575	582
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.375%	7/12/24	1,500	1,480
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.100%	2/11/25	950	925
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.100%	2/11/25	915	891
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26	500	482
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/28	1,805	1,944
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/29	1,500	1,668
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/34	1,000	1,088
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/38	1,000	1,157
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/41	2,000	2,242
	Connecticut State Health & Educational Facilities Authority Revenue PUT	2.800%	2/3/26	1,245	1,223
	Connecticut Transmission Municipal Electric Energy Cooperative Revenue	5.000%	1/1/38	680	756
[4]	Harbor Point CT Infrastructure Improvement District SO Revenue	5.000%	4/1/30	1,300	1,318
	Hartford County CT Metropolitan District GO	4.000%	7/15/38	2,025	2,057
[7]	New Haven Connecticut GO	5.000%	8/1/28	500	537

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	New Haven Connecticut GO	5.000%	8/1/37	1,000	1,123
	Norwalk CT GO	4.000%	8/15/41	695	707
	University of Connecticut Revenue	5.000%	2/15/27	635	643
	University of Connecticut Revenue	5.000%	11/1/27	1,000	1,072
					50,467
Delaware (0.1%)
[4]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/39	2,490	2,067
	Delaware GO	5.000%	2/1/25	1,010	1,024
	Delaware Health Facilities Authority Revenue (Beebe Medical Center Project)	5.000%	6/1/30	600	632
	Delaware Health Facilities Authority Revenue (Christiana Care Health System)	5.000%	10/1/37	1,000	1,078
	Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/38	1,495	1,331
	Delaware State Economic Development Authority Revenue (NRG Energy Projects) PUT	1.250%	10/1/25	650	611
	University of Delaware Bonds Revenue	5.000%	11/1/35	500	599
	University of Delaware Bonds Revenue	5.000%	11/1/37	1,700	1,841
	University of Delaware Bonds Revenue	5.000%	11/1/40	500	594
					9,777
District of Columbia (0.5%)
	District of Columbia GO	5.000%	6/1/25	1,235	1,259
	District of Columbia GO	5.000%	6/1/27	1,000	1,066
	District of Columbia GO	5.000%	6/1/29	3,780	3,787
	District of Columbia GO	5.000%	6/1/32	1,000	1,039
	District of Columbia GO	5.000%	6/1/34	1,320	1,381
	District of Columbia GO	5.000%	1/1/39	1,000	1,142
	District of Columbia Hospital Revenue (Children's Hospital Obligated Group)	5.000%	7/15/35	1,000	1,027
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	10/1/30	1,355	1,552
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	10/1/36	1,000	1,196
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	5/1/39	1,000	1,147
	District of Columbia Income Tax Revenue (Tax-Exempt)	4.000%	5/1/40	1,760	1,788
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	3/1/44	3,000	3,220
	District of Columbia Revenue Bonds (Gallaudet University Project)	3.000%	4/1/39	1,460	1,263
	District of Columbia Revenue Bonds (Latin American Montessori Bilingual Public Charter School)	5.000%	6/1/40	1,000	990
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/32	1,060	1,094
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/33	2,175	2,304
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/36	5,030	5,166
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/37	2,000	2,094
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/39	1,125	1,148
	District of Columbia Water & Sewer Authority Public Utility Revenue PUT	3.000%	10/1/27	1,000	974
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/30	2,325	2,652

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Capital Appreciation Bonds)	0.000%	10/1/36	525	325
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/33	2,240	2,428
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,300	694
[7]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,915	1,122
[7]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,000	545
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/39	1,000	1,007
	Washington Convention & Sports Authority Revenue	5.000%	10/1/26	1,090	1,140
	Washington DC Convention & Sports Authority Dedicated Tax Revenue	4.000%	10/1/34	1,115	1,157
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/27	100	107
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/28	100	109
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/37	750	867
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/39	685	781
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/41	805	905
					48,476
Florida (2.2%)
	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/31	305	296
	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/31	615	596
[5]	Bay County FL School Board COP	4.000%	7/1/38	1,285	1,302
	Bay County FL School Board COP	5.500%	7/1/41	1,450	1,632
	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/31	1,415	1,573
	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/40	1,000	1,093
	Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,001
	Broward County FL Convention Center Hotel First Tier Revenue	5.000%	1/1/38	3,460	3,846
	Broward County FL School COP	5.000%	7/1/36	1,000	1,148
	Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/39	1,000	1,084
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/30	500	520
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/33	540	559
[4]	Capital Trust Agency Florida Educational Facilities Revenue (Academir Charter Schools Project)	2.500%	7/1/31	495	428

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital Trust Agency Florida Educational Facilities Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/29	400	405
	Central FL Expressway Authority Revenue	4.000%	7/1/32	1,015	1,032
[5]	Central FL Expressway Authority Revenue	4.000%	7/1/35	1,000	1,046
[5]	Central FL Expressway Authority Revenue	4.000%	7/1/38	1,000	1,026
[5]	Central FL Expressway Authority Revenue	2.500%	7/1/40	1,000	777
	Davie FL Educational Facilities Revenue	5.000%	4/1/38	1,000	1,044
	Duval County FL School Board COP	5.000%	7/1/32	1,250	1,271
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/34	925	982
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/35	1,075	1,139
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/34	1,325	1,396
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/39	1,525	1,564
	Florida Capital Improvement Revenue (Student Housing Project)	5.000%	7/1/29	1,310	1,437
[4]	Florida Development Finance Corp. Educational Facilities Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/29	205	196
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/29	400	413
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/30	475	491
	Florida Development Finance Corp. Educational Facilities Revenue (River City Science Academy Projects)	4.000%	7/1/30	435	432
	Florida Development Finance Corp. Healthcare Facilities Revenue (Tampa General Hospital Project)	5.000%	8/1/39	2,500	2,719
	Florida Development Finance Corp. Healthcare Facilities Revenue (UF Health Jacksonville Project)	5.000%	2/1/36	1,105	1,125
	Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	4.000%	2/1/38	770	774
	Florida Higher Educational Facilities Financial Authority Revenue (Rollins College Projects)	4.000%	12/1/36	1,750	1,812
	Florida Insurance Assistance Interlocal Agency Assessment Revenue	5.000%	9/1/26	1,000	1,032
	Florida Insurance Assistance Interlocal Agency Assessment Revenue	5.000%	9/1/27	1,000	1,041
	Florida Insurance Assistance Interlocal Agency Assessment Revenue	5.000%	9/1/28	1,125	1,172
	Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/35	1,500	1,519
	Florida Municipal Power Agency Revenue	4.000%	10/1/30	2,775	2,861
	Florida Municipal Power Agency Revenue	5.000%	10/1/30	1,200	1,301
	Florida Municipal Power Agency Revenue	3.000%	10/1/33	1,000	957
	Florida State Board of Education Public Capital Outlay Bonds GO	4.000%	6/1/30	1,965	2,003
	Florida State Board of Education Public Capital Outlay Bonds GO	4.000%	6/1/42	1,000	1,008
	Florida State Department of Transportation Right of Way Acquisition GO	5.000%	7/1/26	1,000	1,044

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida State Department of Transportation Right of Way Acquisition GO	5.000%	7/1/26	5,000	5,218
	Florida State Department of Transportation Turnpike Authority Revenue	4.000%	7/1/39	1,000	1,008
	Florida State Department of Transportation Turnpike Authority Revenue	4.000%	7/1/42	1,000	1,009
	Florida State Turnpike Authority Revenue	2.000%	7/1/41	1,470	1,030
[5]	Florida State Utility Authority Revenue (North Fort Myers Utility System)	4.000%	10/1/37	1,040	1,054
	Florida Turnpike Authority Revenue	4.000%	7/1/34	1,000	1,004
	Florida Turnpike Authority Revenue	4.000%	7/1/34	1,385	1,405
	Fort Myers FL Utility System Refunding Revenue	4.000%	10/1/44	1,590	1,591
	Halifax Hospital Medical Center FL Hospital Revenue	3.750%	6/1/41	210	189
	Hillsborough County FL Aviation Authority Tampa International Airport Revenue	4.000%	10/1/42	1,000	1,009
	Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Projects)	3.600%	10/1/28	500	499
	Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/37	1,955	1,966
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,905	2,038
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,465	1,567
	Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	4.000%	8/15/37	1,250	1,260
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/30	1,085	1,137
	Jacksonville FL Special Revenue	5.000%	10/1/27	1,500	1,603
	Jacksonville FL Special Revenue	5.000%	10/1/32	1,000	1,170
	Jacksonville FL Special Revenue	5.000%	10/1/38	1,410	1,528
	Jacksonville FL Transportation Authority Local Option Gas Tax Revenue	5.000%	8/1/34	1,000	1,018
	Jacksonville FL Transportation Revenue	5.000%	10/1/28	1,200	1,226
	Jacksonville FL Water & Sewer Revenue	4.000%	10/1/35	1,655	1,687
	JEA FL Electric System Revenue	4.000%	10/1/36	3,000	3,029
	JEA FL Electric System Revenue	5.000%	10/1/37	2,000	2,010
	JEA FL Water & Sewer System Revenue	5.000%	10/1/43	1,000	1,123
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/37	1,030	1,104
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/26	1,475	1,532
	Lee County FL Housing Finance Authority Multifamily Revenue	4.550%	1/1/40	999	992
	Lee County FL Industrial Development Authority Healthcare Facilities Revenue	4.000%	11/15/30	465	465
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/36	1,750	1,877
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/39	1,655	1,747
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,005
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,020	1,037
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/30	1,500	1,529
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/38	1,000	1,069
	Miami FL SO Non-AD Valorem Revenue (New Administrative Building)	5.000%	3/1/39	3,500	3,951

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Miami FL SO Street & Sidewalk Improvement Program Revenue	5.000%	1/1/30	1,325	1,433
[4,5]	Miami FL SO Street & Sidewalk Improvement Program Revenue	5.000%	1/1/35	1,000	1,069
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/33	1,850	1,914
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/34	1,000	1,034
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.000%	10/1/36	1,000	1,023
	Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36	1,160	1,195
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/34	705	714
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/24	860	861
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25	830	832
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Niklaus Children's Hospital Project)	4.000%	8/1/33	1,290	1,315
	Miami-Dade County FL Multi-Family Housing Revenue PUT	5.000%	9/1/25	1,500	1,518
	Miami-Dade County FL Public Facilities Revenue	5.000%	6/1/30	1,000	1,048
	Miami-Dade County FL School Board COP	5.000%	2/1/26	3,035	3,118
	Miami-Dade County FL Seaport Revenue	4.000%	10/1/39	395	401
	Miami-Dade County FL Seaport Revenue	4.000%	10/1/40	1,605	1,621
	Miami-Dade County FL SO Revenue	0.000%	10/1/34	1,000	683
	Miami-Dade County FL SO Revenue	5.000%	4/1/37	1,255	1,359
	Miami-Dade County FL SO Revenue	0.000%	10/1/38	2,265	1,250
	Miami-Dade County FL SO Revenue	0.000%	10/1/39	1,750	917
	Miami-Dade County FL Transit System Sales Surtax Revenue	4.000%	7/1/31	1,400	1,424
	Miami-Dade County FL Transit System Sales Surtax Revenue	4.000%	7/1/38	2,155	2,162
	North Brevard County FL Hospital District Revenue	5.000%	1/1/34	1,000	1,049
	North Sumter County FL Utility Dependent District Solid Waste Revenue	4.000%	10/1/33	1,965	2,034
	North Sumter County FL Utility Dependent District Utility Revenue	4.000%	10/1/35	2,125	2,163
	North Sumter County FL Utility Dependent District Utility Revenue	5.000%	10/1/37	2,505	2,755
	North Sumter County FL Utility Dependent District Utility Revenue	5.000%	10/1/43	1,000	1,066
	Okaloosa County FL School Board COP	5.000%	10/1/26	785	821
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,510	1,573
	Orange County FL School Board COP	5.000%	8/1/33	6,105	6,303
	Orange County FL Water & Wastewater Utility Revenue	5.000%	10/1/26	1,400	1,470
	Orange County FL Water & Wastewater Utility Revenue	5.000%	10/1/36	750	862
[5]	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28	1,535	1,620
	Orlando FL Utilities Commission System Revenue	5.000%	10/1/28	1,100	1,205
	Orlando FL Utilities Commission System Revenue PUT	1.250%	10/1/28	1,335	1,169

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Osceola County FL Transportation Revenue	5.000%	10/1/28	500	535
	Osceola County FL Transportation Revenue	0.000%	10/1/34	2,000	1,273
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group) Prere.	5.000%	12/1/24	560	564
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Jupiter Medical Center Project)	5.000%	11/1/33	360	387
	Palm Beach County FL Public Improvement Revenue	5.000%	5/1/33	1,245	1,286
	Palm Beach County FL School Board COP	5.000%	8/1/29	1,540	1,568
	Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,526
	Palm Beach County Health Facilities Authority Revenue (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion)	4.000%	6/1/36	260	239
	Panama City Beach FL Capital Improvement Revenue	5.000%	11/1/32	375	425
[4]	Pasco County FL Revenue	5.000%	7/1/30	2,500	2,753
[5]	Pasco County FL Revenue	5.500%	9/1/41	2,500	2,830
	Reedy Creek FL Improvement District GO	4.000%	6/1/34	1,190	1,211
	Reedy Creek FL Improvement District GO	4.000%	6/1/35	1,000	1,011
	Sarasota County FL School Board COP	5.000%	7/1/25	2,500	2,553
	Sarasota County FL Utility System Revenue	5.000%	10/1/40	2,500	2,679
	Sarasota County FL Utility System Revenue	5.250%	10/1/42	1,685	1,896
	South Broward FL Hospital District Revenue	4.000%	5/1/33	1,020	1,031
	South Broward FL Hospital District Revenue	3.000%	5/1/40	1,960	1,657
	South FL Water Management District COP	5.000%	10/1/32	5,190	5,350
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/30	500	528
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/33	1,180	1,201
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/42	2,500	2,371
	St. Johns County FL Industrial Development Authority Revenue (Vicars Landing Project)	4.000%	12/15/36	1,000	890
[5]	St. Johns County FL School Board COP	5.000%	7/1/41	1,810	2,020
	St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	1,102
	Tallahassee FL Energy System Revenue	5.000%	10/1/35	1,000	1,005
	Tallahassee FL Utility System Revenue	5.000%	10/1/29	1,015	1,022
	Tallahassee FL Utility System Revenue	5.000%	10/1/30	750	755
	Tallahassee FL Utility System Revenue	5.000%	10/1/34	1,265	1,273
	Tampa Bay FL Water Utility System Revenue	5.000%	10/1/37	2,040	2,107
	Tampa FL Non-AD Valorem Improvement Revenue (Sustainable Bonds)	3.000%	10/1/35	2,000	1,911
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/30	200	217
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/31	250	271
	Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/32	1,000	1,018
	Village Community FL Development District No. 13 Florida Special Assessment Revenue	2.850%	5/1/36	1,000	887
[4]	Village Community FL Development District No.15 Florida Special Assessment Revenue	4.850%	5/1/38	500	514

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/29	860	910
	Volusia County FL School Board COP	5.000%	8/1/25	1,650	1,684
[7]	Wildwood FL Utility Dependent District Revenue (South Sumter Utility Project)	5.000%	10/1/34	1,410	1,612
					208,836
Georgia (2.0%)
	Albany-Dougherty County GA Hospital Authority Revenue	5.000%	9/1/39	1,500	1,608
	Athens-Clarke County GA Unified Government Water & Sewerage Revenue	4.000%	1/1/32	1,000	1,004
	Atlanta GA Airport Passenger Facility Charge Subordinate Lien General Revenue	5.000%	7/1/40	1,500	1,682
	Atlanta GA Airport Revenue	5.000%	7/1/40	1,015	1,151
	Atlanta GA Airport Revenue	4.000%	7/1/41	2,015	2,041
	Atlanta GA GO	5.000%	12/1/40	5,500	6,228
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	1,290	1,313
	Atlanta GA Water & Wastewater Revenue	4.000%	11/1/36	500	510
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/36	1,320	1,398
	Augusta Development Authority Revenue (AU Health System Inc. Project)	5.000%	7/1/24	500	500
	Bartow County GA Development Authority Pollution Control Revenue PUT	3.950%	3/8/28	1,000	1,012
	Burke County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Vogtle Project) PUT	3.875%	3/6/26	215	216
	Burke County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/27	500	497
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/24	400	400
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/42	1,000	1,085
	Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	1,060	1,130
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/31	810	854
	Dalton GA Utilities Revenue	4.000%	3/1/37	1,450	1,473
	DeKalb County GA Housing Authority Multi Family Revenue (Kensington Station Project)	4.000%	12/1/33	815	817
	DeKalb County GA Housing Authority Multi Family Revenue (Montreal Project)	4.000%	3/1/34	2,000	1,982
	DeKalb County GA Housing Authority Multi Family Revenue (Park 500 Project)	4.000%	3/1/34	2,000	1,982
	Fulton County GA Development Authority Revenue (Children's Healthcare of Atlanta Obligated Group)	5.000%	7/1/38	1,500	1,619
[4]	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Canterbury Court Project)	4.000%	4/1/41	1,050	873
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/40	1,000	996
	Georgia GO	5.000%	7/1/24	1,500	1,504
	Georgia GO	5.000%	7/1/25	1,100	1,125
	Georgia GO	5.000%	2/1/26	4,280	4,432
	Georgia GO	5.000%	7/1/26	1,340	1,400
	Georgia GO	5.000%	7/1/28	1,080	1,182

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Georgia GO	5.000%	7/1/28	5,000	5,471
Georgia GO	5.000%	7/1/31	5,000	5,477
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/33	1,335	1,485
Georgia Ports Authority Revenue	5.000%	7/1/38	1,250	1,422
Georgia State Ports Authority Revenue	4.000%	7/1/37	1,100	1,153
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/25	600	608
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/31	350	367
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/33	1,575	1,650
Gwinnett County GA School District GO	5.000%	8/1/26	2,000	2,093
Gwinnett County GA School District GO	5.000%	2/1/28	500	508
Main Street Natural Gas Inc. GA Gas Supply Revenue	5.000%	3/1/29	175	184
Main Street Natural Gas Inc. GA Gas Supply Revenue	5.000%	5/15/36	250	269
Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	4.000%	12/1/29	1,965	1,953
Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	3/1/30	12,690	13,437
Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	6/1/30	7,745	8,159
Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	9/1/30	8,145	8,652
Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	12/1/30	6,285	6,605
Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	6/1/31	7,575	8,091
Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	9/1/31	3,945	4,226
Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	3/1/32	4,315	4,632
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/38	675	718
Main Street Natural Gas Inc. Georgia Gas Project Revenue	4.000%	5/15/39	350	333
Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/2/24	1,225	1,227
Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/26	3,195	3,207
Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/28	7,565	7,539
Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	5.000%	6/1/29	4,255	4,457
Main Street Natural Gas Inc. Georgia Gas Supply Revenue PUT	4.000%	9/1/27	2,680	2,701
Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue	3.000%	7/1/41	2,665	2,320
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/31	1,410	1,474
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33	1,835	1,892
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	3.000%	7/1/39	2,050	1,856
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	3.000%	7/1/40	2,500	2,225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Milledgeville & Baldwin County GA Development Authority Revenue (Georgia College & State University Projects)	5.000%	6/15/31	600	674
	Monroe County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/26	1,000	1,007
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	1,510	1,552
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/27	1,150	1,200
[7]	Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	1,495	1,553
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/29	1,795	1,908
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/30	1,000	1,034
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	1,715	1,729
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/38	1,000	1,094
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/39	1,215	1,278
[2,4,7]	Municipal Electric Authority Georgia Revenue TOB VRDO	4.620%	4/1/24	9,320	9,320
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/34	1,100	1,158
[5]	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	7/1/35	500	568
[5]	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	7/1/39	500	554
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/28	580	606
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/30	810	853
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/34	800	842
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/32	500	533
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/33	180	192
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/36	600	636
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	7/1/41	1,190	1,273
[4]	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/33	2,500	2,904
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/36	795	872
	Private Colleges & University Authority of Georgia Revenue (Savannah College of Art & Design Projects)	5.000%	4/1/30	550	607
[12]	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/40	400	455
[12]	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/41	830	937

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/42	850	952
[12]	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/43	1,000	1,116
[12]	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/44	1,000	1,108
[4]	Savannah GA Hospital Authority Revenue (St. Joseph's/Candler Health System Inc.)	5.500%	7/1/27	1,000	1,065
[12]	Valdosta & Lowndes County GA Hospital Authority Revenue (South Georgia Medical Center Project)	5.000%	10/1/43	2,500	2,764
	Walton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	1,145	1,149
					191,898
Guam (0.1%)
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/26	735	747
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/29	865	882
	Guam Government Business Privilege Tax Revenue	4.000%	1/1/36	650	653
	Guam Government Business Privilege Tax Revenue	4.000%	1/1/42	750	714
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/32	1,000	1,127
[12]	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/34	700	804
	Guam Power Authority Revenue	5.000%	10/1/30	2,060	2,216
	Guam Power Authority Revenue	5.000%	10/1/32	1,000	1,092
	Guam Power Authority Revenue	5.000%	10/1/35	150	162
					8,397
Hawaii (0.2%)
	Hawaii Airports System Revenue	5.000%	7/1/29	1,785	1,978
	Hawaii Airports System Revenue	4.000%	7/1/38	2,500	2,549
	Hawaii GO	5.000%	10/1/25	1,575	1,618
	Hawaii GO	5.000%	8/1/29	595	598
	Hawaii GO	5.000%	1/1/36	4,115	4,413
	Hawaii GO Prere.	5.000%	8/1/24	1,500	1,507
	Honolulu HI City & County GO	5.000%	7/1/28	895	975
	Honolulu HI City & County GO	5.000%	10/1/28	1,000	1,024
	Honolulu HI City & County GO	5.000%	10/1/29	4,000	4,092
	Honolulu HI City & County Multifamily Revenue PUT	5.000%	6/1/26	245	251
	Honolulu HI City & County Wastewater System Revenue Prere.	5.000%	7/1/25	2,000	2,043
	Honolulu HI City & County Wastewater System Revenue Prere.	5.000%	7/1/25	1,000	1,021
	Kauai County HI Community Facilities District Special Tax Revenue	4.375%	5/15/42	1,100	999
	Maui County HI GO	2.000%	3/1/41	1,000	704
					23,772
Idaho (0.1%)
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/41	2,000	2,249
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project)	5.000%	3/1/28	1,595	1,679
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/31	585	673

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/34	550	639
	Idaho Housing & Finance Association Single Family Mortgage Revenue	6.000%	7/1/54	1,000	1,106
					6,346
Illinois (2.9%)
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	6.100%	4/1/36	500	536
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.250%	4/1/39	1,000	1,102
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.000%	4/1/41	500	536
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.500%	4/1/43	1,000	1,108
	Chicago IL Board of Education GO	5.000%	12/1/24	700	704
	Chicago IL Board of Education GO	5.000%	12/1/24	1,500	1,508
	Chicago IL Board of Education GO	7.000%	12/1/26	500	525
[10]	Chicago IL Board of Education GO	0.000%	12/1/28	1,000	829
	Chicago IL Board of Education GO	5.000%	12/1/28	1,150	1,208
[10]	Chicago IL Board of Education GO	0.000%	12/1/29	520	413
[10]	Chicago IL Board of Education GO	0.000%	12/1/30	1,475	1,126
[5]	Chicago IL Board of Education GO	5.000%	12/1/30	1,250	1,323
	Chicago IL Board of Education GO	5.000%	12/1/30	500	525
[10]	Chicago IL Board of Education GO	0.000%	12/1/31	1,550	1,132
	Chicago IL Board of Education GO	5.500%	12/1/31	1,600	1,780
	Chicago IL Board of Education GO	5.000%	12/1/32	1,000	1,062
	Chicago IL Board of Education GO	5.000%	12/1/34	385	421
	Chicago IL Board of Education GO	5.250%	12/1/35	1,225	1,226
	Chicago IL Board of Education GO	4.000%	12/1/37	1,000	981
	Chicago IL Board of Education GO	5.500%	12/1/37	1,200	1,328
	Chicago IL Board of Education GO	4.000%	12/1/38	1,000	972
	Chicago IL Board of Education GO	5.500%	12/1/38	1,400	1,539
	Chicago IL Board of Education GO	4.000%	12/1/42	2,000	1,874
	Chicago IL Board of Education Revenue	5.000%	4/1/36	1,270	1,325
	Chicago IL GO	5.000%	1/1/26	120	121
	Chicago IL GO	5.000%	1/1/28	930	985
	Chicago IL GO	5.000%	1/1/29	1,500	1,610
	Chicago IL GO	5.000%	1/1/31	1,500	1,622
	Chicago IL GO	5.750%	1/1/34	390	409
	Chicago IL GO	4.000%	1/1/35	500	511
	Chicago IL GO	5.500%	1/1/35	500	542
	Chicago IL GO	5.250%	1/1/38	1,000	1,089
	Chicago IL GO	6.000%	1/1/38	500	524
[10]	Chicago IL GO	0.000%	1/1/39	1,600	816
	Chicago IL GO	5.500%	1/1/39	1,000	1,103
	Chicago IL GO	5.500%	1/1/40	1,000	1,097
	Chicago IL GO ETM	5.000%	1/1/28	160	172
	Chicago IL GO Prere.	5.000%	1/1/25	215	217
	Chicago IL Housing Authority Revenue	5.000%	1/1/33	1,000	1,056
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/26	2,500	2,625
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	1,010	1,021
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	3,330	3,368
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	1,140	1,173
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	1,000	1,029

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	1,060	1,072
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	500	500
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	1,000	1,011
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	2,430	2,700
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/35	3,000	3,112
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/35	3,500	3,630
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	1,855	1,905
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	2,835	3,144
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	2,000	2,090
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/36	1,000	1,144
[7]	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/36	1,000	1,118
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/38	1,000	1,021
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/38	1,080	1,160
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	1,000	1,069
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/43	1,000	985
[7]	Chicago IL Park District GO	5.000%	1/1/29	1,000	1,073
[7]	Chicago IL Park District GO	5.000%	1/1/32	1,225	1,261
[7]	Chicago IL Park District GO	5.000%	1/1/33	1,000	1,059
[5]	Chicago IL Revenue	5.000%	11/1/32	1,000	1,149
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,000	1,036
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29	1,580	1,584
[10]	Chicago IL Wastewater Transmission Revenue	5.500%	1/1/30	1,200	1,283
	Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,009
[2,4,5]	Chicago IL Waterworks Revenue TOB VRDO	4.700%	4/1/24	2,000	2,000
[7]	Cook County IL Community College District GO	5.000%	12/1/32	1,000	1,136
	Cook County IL Community College District GO	5.250%	12/1/32	1,000	1,001
[7]	Cook County IL Community College District GO	5.000%	12/1/37	1,000	1,114
[7]	Cook County IL Community College District GO	5.000%	12/1/42	1,340	1,452
[5]	Cook County IL GO	5.000%	11/15/26	1,545	1,619
	Cook County IL GO	5.000%	11/15/30	1,635	1,701
	Cook County IL Sales Tax Revenue	5.000%	11/15/38	1,665	1,801
	Cook County IL School District No. 25 Arlington Heights GO	4.000%	12/15/40	1,000	1,009
[5]	Cook County IL School District No. 87 Berkeley GO	3.000%	12/1/37	500	439
	Cook Kane Lake & McHenry Counties IL Community College District No. 512 (William Rainey Harper College) GO	3.000%	12/15/35	2,500	2,372
	Illinois Finance Authority Revenue	5.000%	10/1/35	1,060	1,078

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority Revenue	4.000%	7/1/37	2,040	2,045
Illinois Finance Authority Revenue	4.000%	7/1/42	2,350	2,224
Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	1,550	1,556
Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	2,550	2,559
Illinois Finance Authority Revenue (Benedictine University)	4.000%	10/1/33	500	442
Illinois Finance Authority Revenue (Centegra Health System) Prere.	5.000%	9/1/24	1,300	1,306
Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	1/1/26	1,580	1,628
Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	1/1/31	1,000	1,026
Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/31	1,000	1,051
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/33	1,000	1,040
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/34	1,000	1,039
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group) Prere.	5.000%	1/1/27	1,000	1,051
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/37	1,000	1,006
Illinois Finance Authority Revenue (Lake Forest College)	5.000%	10/1/35	500	524
Illinois Finance Authority Revenue (Lake Zurick Community Unit School District No. 95 Project)	4.000%	1/15/27	1,745	1,789
Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/28	1,000	1,013
Illinois Finance Authority Revenue (Northshore-Edward-Elmhurst Health Credit Group)	5.000%	8/15/41	4,000	4,345
Illinois Finance Authority Revenue (Northwest Community Hospital) Prere.	5.000%	7/1/26	1,000	1,041
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	3.000%	7/15/40	1,000	855
Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	11/15/33	1,000	998
Illinois Finance Authority Revenue (Presence Health Network)	5.000%	2/15/34	1,700	1,763
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/33	1,050	1,063
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/33	1,500	1,782
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/35	1,000	1,003
Illinois GO	5.000%	10/1/24	1,470	1,480
Illinois GO	5.000%	11/1/24	1,785	1,800
Illinois GO	5.000%	7/1/26	1,000	1,037
Illinois GO	5.000%	6/1/27	1,070	1,106
Illinois GO	5.000%	7/1/27	1,000	1,056
Illinois GO	5.000%	10/1/27	1,640	1,738
Illinois GO	5.000%	2/1/28	1,690	1,770
Illinois GO	5.000%	7/1/28	1,000	1,076
Illinois GO	5.000%	10/1/28	2,000	2,159
Illinois GO	5.000%	11/1/28	1,050	1,113
Illinois GO	5.000%	7/1/29	1,000	1,094
Illinois GO	5.000%	11/1/29	1,105	1,171
Illinois GO	5.250%	2/1/30	1,900	1,902

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	5/1/30	1,000	1,107
	Illinois GO	5.000%	5/1/31	1,305	1,465
	Illinois GO	5.000%	10/1/31	475	513
	Illinois GO	5.000%	5/1/32	1,500	1,703
	Illinois GO	5.000%	5/1/34	1,500	1,690
	Illinois GO	4.000%	11/1/34	1,250	1,269
	Illinois GO	5.000%	5/1/35	500	528
	Illinois GO	5.000%	5/1/35	2,150	2,410
	Illinois GO	4.125%	10/1/36	500	507
	Illinois GO	5.000%	5/1/37	1,085	1,202
	Illinois GO	4.000%	10/1/38	1,000	1,000
	Illinois GO	5.500%	5/1/39	500	550
	Illinois GO	5.250%	5/1/40	1,110	1,227
	Illinois GO	4.000%	10/1/40	1,825	1,789
	Illinois GO	5.250%	5/1/42	2,125	2,325
	Illinois GO	5.125%	10/1/43	1,000	1,081
	Illinois GO	5.000%	12/1/47	2,000	2,123
[4]	Illinois Housing Development Authority Multifamily Revenue	6.000%	10/5/40	1,000	1,035
	Illinois Housing Development Authority Revenue	3.000%	10/1/50	3,615	3,498
	Illinois Housing Development Authority Revenue	4.500%	10/1/52	1,875	1,890
	Illinois Housing Development Authority Revenue	5.250%	10/1/52	1,025	1,060
[7]	Illinois Sales Tax Revenue	5.000%	6/15/28	1,000	1,039
	Illinois Sales Tax Revenue	5.000%	6/15/36	1,000	1,051
	Illinois Sales Tax Revenue	5.000%	6/15/37	1,000	1,046
	Illinois Sales Tax Revenue	5.000%	6/15/43	1,500	1,662
	Illinois Sports Facilities Authority Revenue (State Tax Supported)	5.000%	6/15/29	2,075	2,221
	Illinois State Toll Highway Authority Revenue	4.000%	1/1/40	2,800	2,835
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/42	1,180	1,321
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/42	3,195	3,352
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/44	1,150	1,271
	Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,000
	Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,600	1,756
	Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	500
	Illinois Toll Highway Authority Revenue	5.000%	1/1/34	1,200	1,235
	Illinois Toll Highway Authority Revenue	5.000%	1/1/37	1,200	1,281
	Illinois Toll Highway Authority Revenue	5.000%	1/1/37	2,500	2,545
	Illinois Toll Highway Authority Revenue	5.000%	1/1/41	3,365	3,672
	Illinois Toll Highway Authority Revenue	4.000%	1/1/42	2,705	2,695
[7]	Joliet IL GO	5.250%	12/15/39	1,500	1,680
[7]	Joliet IL GO	5.500%	12/15/42	1,000	1,121
[5]	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/33	250	259
[5]	Kendall Kane & Will Counties IL Community Unit School District No. 308 GO	0.000%	2/1/28	5,090	4,437
[5]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26	910	842
[5]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27	1,195	1,070
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.500%	6/15/29	2,505	2,599
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29	2,205	1,815
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38	2,075	1,186

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/27	710	749
[5,9]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.500%	6/15/29	400	421
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/31	1,540	1,201
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/31	420	322
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/32	1,215	913
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/33	2,130	1,540
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/33	6,790	4,821
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/35	3,500	2,334
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/37	830	489
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/37	1,000	563
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/38	1,000	544
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	4.000%	12/15/42	2,500	2,441
	Metropolitan Pier & Exposition Authority Illinois Revenue	5.250%	6/15/39	1,100	1,106
[7]	Metropolitan Pier & Exposition Authority Illinois Revenue	4.000%	12/15/42	1,000	989
	Metropolitan Pier & Exposition Authority Illinois Revenue	5.250%	6/15/44	1,000	989
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/26	1,070	1,121
[7]	Northern Illinois University Auxiliary Facilities System Revenue	4.000%	10/1/34	500	510
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue ETM	5.000%	6/1/26	1,570	1,625
	Regional Transportation Authority IL Revenue	5.000%	6/1/40	1,525	1,603
	Regional Transportation Authority Illinois Revenue	5.000%	6/1/31	1,785	1,847
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/28	1,000	1,005
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/29	1,500	1,639
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/33	3,000	3,480
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/34	1,340	1,545
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/44	3,425	3,620

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/29	360	385
[7]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/30	425	460
[7]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/31	625	684
[7]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/32	550	607
	Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/28	1,000	1,045
	Southwestern Illinois Development Authority Revenue	5.000%	4/15/30	1,275	1,425
[7]	Southwestern Illinois Development Authority Revenue	5.500%	12/1/37	2,850	3,266
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/31	120	120
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/33	10	10
[7]	University of Illinois Auxiliary Facilities System Revenue	3.000%	4/1/39	3,935	3,428
[7]	Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/29	1,000	838
[7]	Winnebago & Boone Counties IL School District No. 205 GO	5.000%	2/1/31	1,305	1,446
					277,255
Indiana (0.5%)
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/32	425	451
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/34	1,110	1,177
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/35	1,450	1,536
	Carmel IN Local Public Improvement Bond Bank Revenue (Special Program Bonds)	4.000%	1/15/35	1,000	1,022
	Crown Point IN Multi School Building Corp. Revenue	5.000%	7/15/28	490	531
	Duneland IN School Building Corp. Ad Valorem Property Tax First Mortgage Bonds Revenue	5.000%	7/15/24	850	853
[7]	Evansville IN Waterworks District Revenue	5.000%	7/1/39	1,000	1,111
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/29	790	836
	Indiana Finance Authority Health System Revenue (Franciscan Alliance Inc.)	4.000%	11/1/36	615	622
	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	7/1/28	1,420	1,511
	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	7/1/32	1,500	1,692
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,418
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/27	700	735
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/30	450	499
	Indiana Finance Authority Midwestern Disaster Relief Revenue (Ohio Valley Electric Corp.)	4.250%	11/1/30	500	499

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/29	1,020	1,093
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/29	1,175	1,252
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/30	1,520	1,621
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/31	1,130	1,206
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/35	1,685	1,713
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/25	650	654
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/30	1,075	1,098
	Indiana Finance Authority Revenue (Stadium Project)	4.000%	2/1/34	1,000	1,054
[12]	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/39	1,270	1,426
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	3.000%	10/1/41	1,000	859
[12]	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/41	250	276
	Indiana Municipal Power Agency Revenue	5.000%	1/1/34	1,415	1,464
	Indiana Municipal Power Agency Revenue	5.000%	1/1/36	1,000	1,065
	Indiana Municipal Power Agency Revenue	5.000%	1/1/39	4,575	4,683
	Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/35	1,460	1,576
	Indianapolis Local Public Improvement Bond Bank Revenue (Cityway 1 Project)	5.000%	2/1/32	1,345	1,345
	Indianapolis Local Public Improvement Bond Revenue	5.000%	6/1/31	1,000	1,128
	Indianapolis Public School GO	5.000%	1/15/27	500	527
	IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/28	1,390	1,405
	IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/37	1,050	1,180
	Ivy IN Tech Community College Revenue	5.000%	7/1/32	870	934
	Ivy IN Tech Community College Revenue	5.000%	7/1/33	880	944
	Merrillville Multi School Building Corp. Revenue	5.000%	1/15/42	3,890	4,298
	Northern Indiana Commuter Transportation District Revenue	5.000%	1/1/40	1,000	1,120
	Seymour IN Elementary School Building Corp. Ad Valorem Property Tax First Mortgage Bonds Revenue	5.000%	7/15/35	750	868
	Silver Creek IN School Building Corp. Revenue (Valorem Property)	3.000%	1/15/35	1,200	1,180
	Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/32	1,070	1,118
					51,580
Iowa (0.2%)
[7,12]	Davenport IA Community School District Infrastructure Sales Services & Use Tax Revenue	4.000%	6/1/42	1,850	1,828
	Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals & Clinics)	3.000%	9/1/39	2,000	1,755
	Iowa City IA Community School District GO	3.000%	6/1/30	3,725	3,621
	Iowa Finance Authority Health Facilities Revenue (Mercy Medical Center Project)	5.000%	8/15/27	1,435	1,436
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project) PUT	4.000%	12/1/32	1,000	1,042

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project) PUT	5.000%	12/1/42	2,500	2,644
	Iowa Higher Education Loan Authority Revenue (Des Moines University Projects)	5.000%	10/1/35	1,250	1,334
	Iowa Tobacco Settlement Authority Revenue	4.000%	6/1/36	1,000	1,034
	Iowa Tobacco Settlement Authority Revenue	4.000%	6/1/49	3,135	3,164
	Xenia IA Rural Water District Revenue	5.000%	12/1/28	1,000	1,049
					18,907
Kansas (0.2%)
[5]	Ellis County KS Unified School District No. 489 Hays GO	5.000%	9/1/42	1,500	1,629
	Johnson County KS Public Building Commission (Courthouse & Medical Examiners Facilities) Revenue	4.000%	9/1/27	1,000	1,022
	Johnson County KS Unified School District No. 512 (Shawnee Mission) GO	4.000%	10/1/42	5,115	5,095
	Johnson County KS Unified School District No. 512 (Shawnee Mission) GO	4.000%	10/1/43	1,475	1,464
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/26	700	705
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) Prere.	5.000%	11/15/28	70	76
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/28	505	541
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/31	1,000	1,125
	Lyon County KS Unified School District No 253. GO	4.000%	9/1/32	350	359
	Shawnee County KS Unified School District No. 437 (Auburn - Washburn) GO	5.000%	9/1/39	1,500	1,700
	Wyandotte County KS Unified School District No. 500 GO Prere.	4.000%	9/1/26	4,000	4,092
					17,808
Kentucky (0.6%)
	Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	1,000	928
	Kentucky Bond Development Corp. Educational Facilities Revenue (Centre College)	4.000%	6/1/34	225	233
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corp. Project)	5.000%	9/1/29	1,980	2,141
[10]	Kentucky Economic Development Finance Authority Health System Revenue (Norton Healthcare Inc. & Affiliates)	0.000%	10/1/25	1,220	1,144
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/31	1,575	1,657
[10]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/29	1,000	1,014
[7]	Kentucky Property & Building Commission Revenue	5.000%	5/1/34	1,000	1,071
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25	6,655	6,652
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25	2,350	2,359

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/26	1,895	1,891
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	2/1/28	8,880	8,941
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.000%	7/1/30	5,410	5,725
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	8/1/30	6,660	6,656
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.250%	2/1/32	5,480	5,951
	Kentucky State Property & Building Commission Revenue	5.000%	11/1/27	155	165
	Kentucky State Property & Building Commission Revenue	5.000%	11/1/28	215	234
	Kentucky State Property & Building Commission Revenue	5.000%	5/1/37	2,000	2,129
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Projects)	5.000%	7/1/31	250	285
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Projects)	5.000%	7/1/38	1,000	1,111
	Louisville & Jefferson County KY Metropolitan Government GO	4.000%	12/1/41	1,710	1,740
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Inc.) PUT	5.000%	10/1/29	2,180	2,352
	Louisville & Jefferson County KY Metropolitan Government Revenue (Gas & Electric Co. Project)	2.000%	10/1/33	1,500	1,218
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	500	466
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	1,000	931
	University of Kentucky Revenue	3.500%	4/1/30	1,380	1,415
	University of Kentucky Revenue	4.000%	4/1/42	2,075	2,061
	Warren County KY Hospital Revenue (Bowling Green-Warren Community Corp.)	5.000%	4/1/40	1,000	1,113
					61,583
Louisiana (0.5%)
	East Baton Rouge LA Sewerage Commission Revenue PUT	1.300%	2/1/28	1,000	887
	Lafayette Parish LA School Board Sale Tax Revenue	5.000%	4/1/35	500	583
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	1,065	1,130
	Louisiana Gasoline & Fuel Tax Revenue	3.000%	5/1/41	500	429
	Louisiana Gasoline & Fuel Tax Revenue Prere.	4.500%	5/1/25	2,000	2,027
[3]	Louisiana Gasoline & Fuel Tax Revenue PUT, SOFR + 0.500%	4.224%	5/1/26	490	480
	Louisiana GO	5.000%	2/1/27	2,000	2,112
	Louisiana GO	5.000%	2/1/28	1,500	1,619
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/32	2,315	2,438
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	4.250%	8/15/34	1,250	1,259
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/34	1,885	1,979

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/36	3,930	4,107
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/37	3,970	4,132
[7]	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/29	1,315	1,422
	Louisiana Offshore Terminal Authority Deepwater Port Revenue PUT	4.200%	9/1/28	1,000	1,022
	Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children's Medical Center)	5.000%	6/1/36	1,250	1,314
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	10/15/34	350	407
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	4/1/37	1,270	1,393
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	10/15/39	275	308
[2,4]	Louisiana Public Facilities Authority Revenue (Children Medical Center) TOB VRDO	4.660%	4/1/24	6,800	6,800
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Projects) PUT	5.000%	5/15/25	460	465
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/38	1,000	1,130
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/40	1,000	1,118
[5]	New Orleans LA Aviation Board Revenue	5.000%	10/1/27	875	932
	St. John the Baptish Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	715	710
	St. John the Baptish Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	725	694
	St. John the Baptist Parish LA Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/26	530	526
	St. John the Baptist Parish LA School District No. 1 GO	5.250%	3/1/33	3,170	3,532
	Tangipahoa Parish LA Hospital Service District No. 1 Revenue (North Oaks Health System Project)	4.000%	2/1/36	2,000	2,016
					46,971
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/29	445	479
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/30	600	647
[5]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	4.000%	7/1/36	150	154
[5]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.500%	7/1/38	500	568
[5]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.500%	7/1/42	750	834
	Maine Municipal Bond Bank Revenue	4.000%	11/1/38	800	825
	Maine Turnpike Authority Revenue	4.000%	7/1/38	1,145	1,175
	Portland ME General Airport Revenue	4.000%	1/1/39	820	808
	Portland ME General Airport Revenue	4.000%	1/1/40	1,155	1,129
					6,619
Maryland (0.6%)
	Anne Arundel County MD GO	5.000%	10/1/27	1,455	1,495
	Anne Arundel County MD GO	5.000%	4/1/28	1,075	1,169

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baltimore County MD GO	4.000%	3/1/30	1,200	1,237
	Baltimore MD Project Revenue	5.000%	7/1/24	2,095	2,101
	Harford County MD GO	5.000%	10/1/25	2,000	2,054
	Howard County MD Housing Commission General Revenue (Columbia Landing Apartments)	1.600%	6/1/29	1,000	878
	Maryland Community Development Administration Department of Housing & Community Development Residential Revenue	2.100%	9/1/41	1,350	947
	Maryland Community Development Administration Residential Revenue	5.000%	9/1/52	915	939
	Maryland Department of Transportation Revenue	5.000%	12/1/25	60	62
	Maryland Department of Transportation Revenue	5.000%	12/1/29	65	73
	Maryland Department of Transportation Revenue	4.000%	12/15/29	1,365	1,365
	Maryland Department of Transportation Revenue	3.000%	10/1/30	2,620	2,597
	Maryland Economic Development Corp. Student Housing Revenue	5.375%	7/1/38	1,250	1,361
	Maryland GO	4.000%	8/1/26	1,970	1,969
	Maryland GO	5.000%	8/1/26	2,110	2,210
	Maryland GO	5.000%	3/15/28	4,280	4,550
	Maryland GO	3.250%	8/1/30	1,000	987
	Maryland Health & Higher Educational Facilities Authority Revenue PUT	5.000%	7/1/27	1,000	1,041
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/31	1,950	2,037
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare)	5.000%	1/1/28	165	171
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/31	750	780
	Maryland Health & Higher Educational Facilities Authority Revenue (Frederick Health System)	5.000%	7/1/27	500	523
[3,4]	Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Medical System) PUT, SIFMA Municipal Swap Index Yield + 0.540%	4.180%	12/8/27	3,470	3,470
	Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center Inc.)	5.000%	7/1/33	1,215	1,236
	Maryland Health & Higher Educational Facilities Authority Revenue (Stevenson University)	5.000%	6/1/29	270	283
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Pittsburgh Medical Center)	4.000%	4/15/38	1,000	1,012
	Maryland State Stadium Authority Built Learn Revenue	5.000%	6/1/32	1,000	1,156
	Maryland State Stadium Authority Built Learn Revenue	4.000%	6/1/36	1,000	1,034
	Maryland State Stadium Authority Built Learn Revenue	4.000%	6/1/40	1,200	1,214
	Maryland State Stadium Authority Hagerstown Multi-Use Sports & Events Facility Lease Revenue	5.000%	6/1/39	1,885	2,101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland State Stadium Authority Revenue	5.000%	3/1/29	1,000	1,098
	Maryland State Stadium Authority Revenue Prere.	5.000%	5/1/26	3,390	3,524
	Maryland State Transportation Authority Facilities Projects Revenue	2.000%	7/1/35	1,500	1,216
	Maryland State Transportation Authority Facilities Projects Revenue	5.000%	7/1/43	1,000	1,122
	Montgomery County MD GO	4.000%	11/1/28	2,390	2,479
	Montgomery County MD GO Prere.	4.000%	11/1/24	1,000	1,003
	Montgomery County MD GO Prere.	5.000%	11/1/24	1,000	1,009
	Washington MD Suburban Sanitary Commission Revenue	4.000%	6/15/33	1,000	1,030
	Washington Suburban Sanitary District Revenue (Montgomery & Prince George's Counties)	4.000%	6/1/43	1,105	1,124
					55,657
Massachusetts (0.9%)
	Massachusetts Bay Transportation Authority Revenue	5.000%	7/1/27	2,635	2,759
[10]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/26	410	434
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	955	1,116
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	3,290	3,524
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	1,125	1,194
	Massachusetts Clean Water Trust Revolving Fund Refunding Revenue	5.000%	2/1/27	1,000	1,061
[13]	Massachusetts Development Finance Agency Revenue (Agawam Village Issue) PUT	5.000%	11/1/25	500	507
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/31	1,500	1,638
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/32	1,665	1,921
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/34	1,415	1,671
	Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/37	1,750	1,851
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/29	1,225	1,308
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/38	1,085	1,146
[3,4]	Massachusetts Development Finance Agency Revenue (General Brigham Inc.) PUT, SIFMA Municipal Swap Index Yield + 0.600%	4.240%	1/29/26	1,000	996
	Massachusetts Development Finance Agency Revenue (Green Bonds)	5.000%	11/15/32	1,625	1,956
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/34	500	546
	Massachusetts Development Finance Agency Revenue (Lesley University)	5.000%	7/1/38	385	397
	Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/37	800	850

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Revenue (Simmons University)	5.000%	10/1/33	1,000	1,045
	Massachusetts Development Finance Agency Revenue (Southcoast Health System)	5.000%	7/1/28	200	212
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/25	1,275	1,289
	Massachusetts Development Finance Agency Revenue (UMass Student Housing Project)	5.000%	10/1/32	525	537
	Massachusetts Development Finance Agency Revenue (Wellforce Inc.)	5.000%	7/1/34	2,000	2,051
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/32	1,105	1,139
	Massachusetts GO	5.000%	9/1/25	3,850	3,949
	Massachusetts GO	5.000%	9/1/28	5,530	6,079
	Massachusetts GO	5.000%	10/1/30	6,000	6,886
	Massachusetts GO	5.000%	5/1/31	1,675	1,676
	Massachusetts GO	5.250%	1/1/34	2,665	2,966
	Massachusetts GO	5.000%	7/1/35	1,000	1,023
	Massachusetts GO	5.000%	5/1/37	1,000	1,165
	Massachusetts GO	5.000%	9/1/38	3,500	3,768
	Massachusetts GO	5.000%	5/1/40	2,255	2,429
	Massachusetts GO	2.000%	3/1/41	1,000	716
	Massachusetts GO	5.000%	3/1/41	2,000	2,277
	Massachusetts GO	5.000%	11/1/43	2,500	2,777
	Massachusetts GO	5.000%	11/1/43	1,000	1,127
	Massachusetts GO	5.000%	11/1/43	4,500	4,703
	Massachusetts Housing Finance Agency Revenue	4.000%	12/1/27	1,000	1,005
	Massachusetts Housing Finance Agency Revenue	4.050%	12/1/28	1,000	1,012
	Massachusetts Port Authority Revenue	5.000%	7/1/35	2,400	2,660
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31	610	625
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.750%	8/15/32	1,335	1,359
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/37	1,860	1,896
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	1,010	1,034
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	890	911
[10]	Massachusetts SO Dedicated Tax Revenue	5.500%	1/1/26	510	530
	Massachusetts Transportation Fund Revenue	4.000%	6/1/35	1,040	1,074
[10]	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/29	1,180	1,006
	Massachusetts Water Resources Authority Revenue Prere.	4.000%	8/1/24	1,000	1,001
	Massachusetts Water Resources Authority Revenue Prere.	5.000%	8/1/26	3,000	3,141
					89,943
Michigan (1.3%)
[14]	Alpena MI Public Schools Unlimited Tax GO	4.250%	5/1/44	1,000	1,010
[14]	Battle Creek MI School District GO	5.000%	5/1/25	535	543
	Bloomfield Hills MI School District GO	5.000%	5/1/41	500	554
[14]	Chippewa Valley MI Schools GO	5.000%	5/1/33	1,000	1,018
[5,14]	Detroit MI City School District GO	5.250%	5/1/28	615	668

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/35	1,120	1,121
	Detroit MI Unlimited Tax GO	5.000%	4/1/33	1,450	1,502
	Detroit MI Unlimited Tax GO	6.000%	5/1/43	25	28
[5]	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/34	1,050	1,118
[5,12,14]	Fenton MI Area Public Schools Unlimited Tax GO	4.000%	5/1/41	1,315	1,332
[5]	Grand Rapids Public Schools GO	5.000%	11/1/36	1,000	1,081
[5]	Grand Rapids Public Schools GO	5.000%	5/1/38	750	865
	Great Lakes MI Water Authority Sewage Disposal System Revenue	5.000%	7/1/37	1,000	1,167
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/27	1,840	1,958
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/28	1,205	1,312
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/29	1,200	1,290
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/31	1,645	1,707
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/37	1,000	1,069
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.250%	7/1/41	2,400	2,722
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28	1,030	1,070
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/29	1,420	1,564
[5]	Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33	1,000	1,014
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/33	1,310	1,475
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/36	1,000	1,035
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/37	1,000	1,145
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/38	1,250	1,416
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/40	500	546
[14]	Hudsonville MI Public Schools GO	5.000%	5/1/31	420	447
	Ingham County MI Building Authority Revenue	3.000%	5/1/34	3,900	3,656
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/29	970	1,022
[14]	Lake Orion MI Community School District GO	5.000%	5/1/38	4,070	4,382
[14]	L'Anse Creuse MI Public Schools GO (Unlimited Tax)	5.000%	5/1/27	450	477
[14]	L'Anse Creuse MI Public Schools GO (Unlimited Tax)	5.000%	5/1/28	515	558
[5]	Lansing MI GO	4.000%	6/1/39	1,000	1,022
[5,14]	Lincoln MI Consolidated School District GO	5.000%	5/1/24	1,000	1,001
[14]	Marysville MI Public Schools District GO	5.000%	5/1/28	1,630	1,691
	Michigan Building Authority Revenue	5.000%	4/15/33	1,000	1,023
	Michigan Building Authority Revenue	5.000%	4/15/36	1,235	1,283
	Michigan Building Authority Revenue	5.000%	10/15/41	200	225
	Michigan Environmental Program GO	4.000%	5/1/28	1,000	1,022
[12]	Michigan Finance Authority Act 38 Facilities Senior Revenue	5.000%	2/28/35	815	921

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Michigan Finance Authority Act 38 Facilities Senior Revenue	5.000%	8/31/35	1,000	1,127
[12]	Michigan Finance Authority Act 38 Facilities Senior Revenue	4.125%	2/29/44	700	680
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/29	1,000	1,098
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/31	2,000	2,269
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/36	1,000	1,133
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/37	1,000	1,124
	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group)	5.000%	12/1/31	1,000	1,055
	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group)	5.000%	12/1/35	2,250	2,535
[3]	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group) PUT, SIFMA Municipal Swap Index Yield + 0.850%	4.490%	12/1/24	1,500	1,500
[3]	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group) PUT, SIFMA Municipal Swap Index Yield + 0.900%	4.540%	12/1/25	500	500
	Michigan Finance Authority Revenue	5.000%	11/1/28	1,055	1,144
	Michigan Finance Authority Revenue	4.000%	11/1/32	1,740	1,838
	Michigan Finance Authority Revenue	5.000%	10/1/34	2,565	2,806
	Michigan Finance Authority Revenue (Calvin University)	5.000%	9/1/35	605	664
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28	750	760
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	1,500	1,504
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	1,000	1,002
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/26	1,210	1,254
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/26	850	881
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/27	965	1,016
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/34	1,700	1,844
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/36	2,000	2,168
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	5.000%	6/1/33	1,000	1,094
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	4.000%	6/1/37	1,000	1,010
	Michigan State Building Authority Revenue	5.000%	10/15/34	8,000	8,319
	Michigan State Hospital Finance Authority Revenue (Ascension Health Credit Group)	4.000%	11/15/32	1,000	1,027
[12]	Michigan State Housing Development Authority Multifamily Revenue PUT	3.625%	4/1/27	3,875	3,873

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	3.500%	12/1/50	4,175	4,092
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	5.000%	6/1/53	900	925
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	5.500%	12/1/53	1,090	1,162
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	4.000%	11/15/40	2,005	2,061
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	5.000%	11/15/41	1,695	1,922
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	5.000%	11/15/43	2,210	2,473
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	5.000%	11/15/45	3,180	3,435
	Northville MI Public School GO	5.000%	5/1/39	1,025	1,135
	Northville MI Public Schools GO (Unlimited Tax)	4.000%	5/1/28	375	390
	Northville MI Public Schools Unlimited Tax GO	4.000%	5/1/26	500	509
	Northville MI Public Schools Unlimited Tax GO	4.000%	5/1/27	325	335
	Oakland University MI Revenue	5.000%	3/1/30	1,250	1,286
	Oakland University MI Revenue	5.000%	3/1/31	1,000	1,127
	Oakland University MI Revenue	5.000%	3/1/35	1,475	1,670
	Portage MI Public Schools GO	5.000%	11/1/34	1,250	1,283
[14]	Roseville MI School District GO Prere.	5.000%	5/1/25	1,665	1,695
[14]	Saginaw City School District GO	4.000%	5/1/34	1,030	1,082
	University of Michigan Revenue	5.000%	4/1/25	35	36
	University of Michigan Revenue	5.000%	4/1/29	20	21
	University of Michigan Revenue	5.000%	4/1/29	20	21
	University of Michigan Revenue	5.000%	4/1/30	25	26
	University of Michigan Revenue	5.000%	4/1/31	30	32
	University of Michigan Revenue	5.000%	4/1/32	2,050	2,182
[5]	University of Michigan Revenue	5.000%	11/15/33	200	225
	University of Michigan Revenue Prere.	5.000%	4/1/26	25	26
	University of Michigan Revenue Prere.	5.000%	4/1/26	40	42
	University of Michigan Revenue Prere.	5.000%	4/1/26	30	31
	Wayne County MI Airport Authority Revenue	5.000%	12/1/25	870	891
	Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,333
					126,733
Minnesota (0.9%)
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/27	365	383
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/28	350	374
	Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/38	400	446
[12]	Goodridge MN Independent School District No. 561 GO	4.000%	2/1/42	1,375	1,367
[12]	Goodridge MN Independent School District No. 561 GO	4.000%	2/1/43	1,455	1,439
	Hennepin County MN GO	5.000%	12/15/36	1,365	1,485
	Hennepin County MN GO	5.000%	12/1/43	2,410	2,722
	Hennepin County MN GO Sales Tax GO	5.000%	12/15/37	2,000	2,166
	Hennepin County MN GO Sales Tax GO	5.000%	12/15/38	2,205	2,378
	Mankato MN Independent School District No. 77 GO	4.000%	2/1/42	2,000	1,997

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/26	450	464
	Minneapolis MN GO	5.000%	12/1/33	2,000	2,251
	Minneapolis MN Health Care System Revenue	4.000%	11/15/36	1,000	1,035
	Minneapolis MN Health Care System Revenue PUT	5.000%	11/15/28	1,085	1,162
	Minneapolis MN Health Care System Revenue PUT	5.000%	11/15/30	1,785	1,968
	Minnesota Agricultural & Economic Development Board Health Care Facilities Revenue	5.000%	1/1/42	1,165	1,297
	Minnesota GO	5.000%	8/1/25	1,500	1,535
	Minnesota GO	5.000%	8/1/25	2,170	2,221
	Minnesota GO	5.000%	8/1/27	1,005	1,029
	Minnesota GO	5.000%	8/1/29	5,000	5,591
	Minnesota GO	5.000%	9/1/30	5,000	5,716
	Minnesota GO	5.000%	8/1/31	5,000	5,805
	Minnesota GO	5.000%	8/1/33	1,440	1,582
	Minnesota GO	5.000%	10/1/33	3,235	3,492
	Minnesota GO	4.000%	8/1/41	2,000	2,047
	Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/35	595	607
	Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	10/1/40	1,000	1,000
	Minnesota Housing Finance Agency Residential Housing Revenue	2.800%	12/1/47	627	555
	Minnesota Housing Finance Agency Residential Housing Revenue	3.500%	7/1/50	450	441
	Minnesota Housing Finance Agency Revenue (Housing Infrastructure)	4.000%	8/1/36	1,500	1,548
[2]	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT	4.000%	12/1/27	2,705	2,728
[2,3]	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT, SOFR + 1.000%	4.564%	12/1/27	1,000	994
	Minnesota Public Facilities Authority Revolving Fund Revenue	5.000%	3/1/31	8,000	8,293
	Osseo MN Independent School District No. 279 GO	5.000%	2/1/28	1,000	1,063
	Osseo MN Independent School District No. 279 GO	4.000%	2/1/38	2,000	2,046
	Owatonna MN Independent School District No. 761 GO	3.000%	2/1/32	1,190	1,179
	Rochester Independent School District No. 535 GO	3.000%	2/1/35	1,000	935
	Rosemount MN Independent School District No. 196 GO	4.000%	2/1/41	5,000	5,089
	University of Minnesota Revenue	5.000%	4/1/38	2,000	2,162
	West St. Paul MN Independent School District No. 197 GO (Mendota Heights-Eagan)	4.000%	2/1/28	1,000	1,037
	White Bear Lake MN Independent School District No. 624 GO	3.000%	2/1/30	1,150	1,147
					82,776
Mississippi (0.2%)
	Lowndes County MS Solid Waste Disposal & Pollution Control Revenue PUT	2.650%	4/1/27	1,000	968

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mississippi Development Bank SO Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/26	1,335	1,375
	Mississippi Development Bank SO Revenue (Rankin County School District)	5.000%	6/1/27	500	531
	Mississippi Development Bank SO Revenue (Rankin County School District)	5.000%	6/1/30	1,765	1,863
	Mississippi Gaming Tax Revenue	5.000%	10/15/29	1,000	1,066
	Mississippi Gaming Tax Revenue	5.000%	10/15/36	1,500	1,563
	Mississippi GO	4.000%	10/1/36	2,185	2,223
	Mississippi GO Prere.	5.000%	11/1/25	1,000	1,028
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/29	830	887
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	625	675
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	260	282
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/27	1,000	1,049
	Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/34	1,000	1,017
	Mississippi State Gaming Tax Revenue	5.000%	10/15/32	2,800	2,964
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/30	575	610
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/31	515	546
					18,647
Missouri (0.7%)
	Bi-State Development Agency MO Illinois Metropolitan District Sales Tax Appropriation Revenue	4.000%	10/1/35	1,790	1,842
	Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue (St. Francis Healthcare System)	4.000%	6/1/37	1,680	1,721
	Clay County MO Public Schools District GO	5.000%	3/1/39	1,375	1,533
	Greene County MO Reorganized School District No. 3 GO	4.000%	3/1/39	1,100	1,125
	Jackson County MO Reorganized School District No. 7 GO (Lee's Summit)	3.000%	3/1/40	3,000	2,606
	Jackson County MO School District No. 4 GO (Blue Springs)	6.000%	3/1/38	1,000	1,142
	Jackson County MO School District No. 4 GO (Blue Springs)	5.500%	3/1/43	1,500	1,760
	Jackson County MO SO Revenue (Truman Sports Complex Project)	5.000%	12/1/26	1,215	1,224
	Jackson County MO SO Revenue (Truman Sports Complex Project)	5.000%	12/1/31	1,500	1,510
	Kansas City MO GO	4.000%	2/1/26	615	626
[12]	Kansas City MO GO	4.000%	2/1/41	1,665	1,682
[12]	Kansas City MO GO	4.000%	2/1/43	1,350	1,351
	Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/32	1,020	1,103
	Kansas City MO SO Bonds Revenue (Missouri Projects)	5.000%	9/1/35	3,215	3,657
	Little Blue Valley MO Sewer District Revenue	3.000%	9/1/33	1,505	1,447

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/34	525	558
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	4.000%	5/1/41	4,145	4,201
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System) Prere.	5.000%	6/1/24	1,480	1,482
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System) PUT	5.000%	6/1/28	1,000	1,061
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	12/1/31	1,050	1,124
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	11/15/43	1,000	1,038
	Missouri Health & Educational Facilities Authority Revenue PUT	4.000%	5/1/26	1,500	1,512
	Missouri Health & Educational Facilities Authority Revenue PUT	5.000%	5/1/28	2,425	2,580
	Missouri Health & Educational Facilities Authority Revenue (BJC Health System)	4.000%	7/1/40	1,000	1,014
	Missouri Health & Educational Facilities Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/36	1,100	1,131
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,511
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.500%	12/1/41	2,000	2,292
	Missouri Highway & Transportation Commission Revenue	5.000%	5/1/26	5,000	5,202
	Missouri Housing Development Commission Revenue	3.500%	11/1/50	410	402
	Missouri Housing Development Commission Revenue	5.000%	5/1/53	930	955
	Missouri Housing Development Commission Revenue	5.750%	5/1/53	190	201
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/34	1,425	1,441
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/34	1,010	1,037
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/40	1,655	1,681
	St. Louis County Industrial Development Authority Revenue	4.910%	1/1/42	2,000	2,033
	St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue	5.000%	9/1/38	1,500	1,512
[4,11]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/26	1,260	1,153
[4,11]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/26	1,455	1,331
[5]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/33	1,000	699
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	1,000	1,017
					62,497
Montana (0.1%)
	Forsyth Mont Pollution Control Revenue (Avista Corp. Colstrip Project)	3.875%	10/1/32	1,000	995

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Forsyth MT Pollution Control Revenue	3.875%	7/1/28	1,000	1,014
[13]	Montana Board of Housing Multifamily Revenue PUT	5.000%	5/1/25	2,444	2,462
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/32	825	855
					5,326
Multiple States (0.5%)
[15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	9/15/30	1,470	1,308
[4,15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.600%	9/15/33	1,900	1,661
[4,15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.625%	6/15/35	1,860	1,598
[4,15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/35	1,340	1,110
[4,15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.750%	11/25/35	4,814	4,205
[15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.400%	1/25/36	922	851
[4,15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/36	1,245	1,022
[15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.959%	12/25/36	4,977	4,827
[15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.141%	1/25/40	1,489	1,436
[15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.271%	8/25/40	1,997	1,983
[4,15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.618%	8/25/41	11,000	11,215
[15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.896%	4/25/43	2,992	2,462
[2,4,15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	4.550%	4/1/24	13,100	13,100
					46,778
Nebraska (0.3%)
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27	1,000	1,028
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/42	1,315	1,410
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 4) PUT	5.000%	11/1/29	10,260	10,850
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 5) PUT	5.000%	10/1/29	2,030	2,148
[2]	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	4.000%	8/1/25	8,415	8,435
	Nebraska Public Power District Revenue	5.000%	7/1/28	1,000	1,078
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/29	1,420	1,463
	Omaha NE Sewer Revenue	5.000%	11/15/29	2,500	2,524
	Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/35	1,000	1,031
	Sarpy County NE Schools District GO	5.000%	12/15/27	1,000	1,027
					30,994
Nevada (0.5%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/26	560	575
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/28	1,220	1,267
	Clark County NV Airport System Revenue	5.000%	7/1/42	1,000	1,071
	Clark County NV GO	4.000%	6/1/32	1,505	1,539

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clark County NV GO	4.000%	7/1/32	2,190	2,239
	Clark County NV GO	4.000%	6/1/33	1,000	1,043
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/31	1,575	1,578
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/36	1,075	1,126
[5]	Clark County NV Highway Improvement Revenue	4.000%	7/1/40	1,000	1,009
	Clark County NV Passenger Facility Charge Revenue	5.000%	7/1/32	1,000	1,106
	Clark County NV Pollution Control Refunding Revenue (Southern California Edison Co.)	2.100%	6/1/31	1,500	1,292
[5]	Clark County NV School District GO	4.000%	6/15/33	1,820	1,858
[7]	Clark County NV School District GO	3.000%	6/15/34	1,000	959
[7]	Clark County NV School District GO	3.000%	6/15/37	1,000	907
	Clark County NV School District GO	3.000%	6/15/38	1,000	882
	Clark County NV School District GO	3.000%	6/15/40	1,600	1,351
[5]	Clark County NV School District GO	4.000%	6/15/40	850	857
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/37	1,100	1,253
	Las Vegas Valley NV Water District GO	5.000%	6/1/26	1,000	1,042
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	1,190	1,192
	Las Vegas Valley Water District Nevada GO	5.000%	12/1/27	1,990	2,026
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	1,870	1,935
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	1,000	1,082
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/41	3,045	3,114
	Nevada GO	5.000%	11/1/25	1,015	1,034
	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/32	1,660	1,697
[2,4]	Nevada Housing Divisional Custodial Receipts Revenue TOB VRDO	4.670%	4/1/24	10,800	10,800
[4]	North Las Vegas NV Local Improvement Special Bonds	5.500%	6/1/37	750	763
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/27	250	260
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/28	250	264
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/32	250	268
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/33	250	268
	Truckee Meadows NV Water Authority Water Revenue Prere.	5.000%	7/1/26	1,510	1,574
					49,231
New Hampshire (0.2%)
	National Finance Authority NH Revenue	5.000%	8/15/30	1,500	1,638
	National Finance Authority NH Revenue	4.125%	1/20/34	5,248	5,112
	National Finance Authority NH Revenue	3.875%	1/20/38	2,601	2,424
	National Finance Authority NH Revenue	4.250%	7/20/41	3,000	2,975
	National Finance Authority NH Revenue (Dickinson College Project)	5.000%	11/1/42	1,475	1,604
	National NH Finance Authority Municipal Certificates Revenue	4.375%	9/20/36	977	959
	New Hampshire Business Finance Authority Pollution Control Refunding Revenue	4.500%	10/1/33	1,000	1,055
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	4.000%	8/1/43	2,355	2,251

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth-Hitchcock Health)	5.000%	8/1/34	850	897
					18,915
New Jersey (1.6%)
	Cape May County NJ GO	2.000%	9/15/30	2,605	2,346
	Cherry Hill Township NJ School District Board of Education GO	3.000%	8/1/32	3,000	2,958
[5]	Clifton NJ Board of Education School Bonds GO	2.000%	8/15/34	1,500	1,248
	Hudson County NJ General Improvement Bonds GO	3.000%	11/15/31	2,615	2,575
	Hudson County NJ General Improvement Bonds GO	2.125%	11/15/36	1,000	807
[7]	Lindenwold Boro NJ School District Bonds GO	3.125%	2/1/36	1,390	1,323
[7]	Montclair NJ Township Board of Education Schools GO	3.125%	1/15/35	965	936
	New Jersey Covid 19 Emergency Bonds GO	5.000%	6/1/25	1,000	1,018
	New Jersey Covid 19 Emergency Bonds GO	4.000%	6/1/30	4,115	4,409
	New Jersey Covid 19 Emergency Bonds GO	4.000%	6/1/31	3,500	3,787
	New Jersey Covid 19 Emergency Bonds GO	3.000%	6/1/32	3,000	2,913
	New Jersey Economic Development Authority Revenue	5.250%	6/15/27	260	265
	New Jersey Economic Development Authority Revenue	5.000%	6/15/33	1,100	1,237
	New Jersey Economic Development Authority Revenue	4.000%	7/1/34	1,105	1,109
	New Jersey Economic Development Authority Revenue	4.000%	6/15/35	500	515
	New Jersey Economic Development Authority Revenue	5.000%	6/15/35	2,000	2,115
	New Jersey Economic Development Authority Revenue Prere.	5.250%	6/15/25	300	307
	New Jersey Economic Development Authority Revenue Prere.	5.500%	12/15/26	2,000	2,134
[10]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26	405	418
	New Jersey Economic Development Authority Revenue (Portal North Bridge Project)	5.250%	11/1/40	4,000	4,518
	New Jersey Economic Development Authority Revenue (Portal North Bridge Project)	5.250%	11/1/41	5,000	5,607
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25	1,725	1,748
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/26	1,325	1,368
[10]	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27	1,000	1,078
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	1,400	1,502
[12]	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/34	1,000	1,177

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/35	700	770
	New Jersey Educational Facilities Authority Revenue (Princeton University)	2.000%	3/1/37	1,000	780
[5]	New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/35	400	460
	New Jersey GO	2.000%	6/1/31	1,295	1,134
	New Jersey GO	2.000%	6/1/32	1,230	1,055
	New Jersey GO	2.000%	6/1/35	1,000	814
	New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24	500	500
	New Jersey Health Care Facilities Financing Authority Revenue	5.000%	7/1/34	500	530
	New Jersey Health Care Facilities Financing Authority Revenue (Atlanticare Health System)	3.000%	7/1/40	145	120
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph's Healthcare System)	5.000%	7/1/27	1,000	1,019
	New Jersey Health Care Facilities Financing Authority Revenue (St. Peter's University Hospitals)	5.000%	7/1/31	1,000	1,063
	New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	5.000%	7/1/29	1,385	1,523
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/25	1,300	1,325
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	2,380	2,463
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	620	642
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29	1,400	1,448
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30	1,000	1,034
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/31	1,000	1,135
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/35	1,000	1,150
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/40	1,000	1,114
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/40	565	633
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/41	1,000	1,117
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	4.000%	6/15/42	1,750	1,753
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/42	1,000	1,109
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/27	1,000	1,068
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/28	1,000	1,079
[5]	New Jersey Transportation Trust Fund Authority Revenue	0.000%	12/15/29	1,700	1,430

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/30	1,285	1,395
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/31	1,000	1,085
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33	1,115	1,207
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34	1,115	1,205
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35	1,015	1,093
[10]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/30	1,420	1,147
[10,16]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/31	265	210
[5]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/32	1,000	763
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	5.000%	12/15/32	1,000	1,084
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/34	1,000	693
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/34	1,310	908
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	4.000%	6/15/35	500	521
[11]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/35	1,490	990
[11]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/36	2,905	1,825
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/36	1,000	624
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/38	3,000	1,676
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33	1,500	1,532
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24	1,000	1,009
[11]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	2,000	1,831
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/27	5,260	5,618
[10]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	2,000	1,561
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	700	706
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/38	1,500	1,702
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/39	3,175	1,686
[12]	New Jersey Turnpike Authority Revenue	5.000%	1/1/27	1,000	1,044
	New Jersey Turnpike Authority Revenue	5.000%	1/1/28	500	519
	New Jersey Turnpike Authority Revenue	5.000%	1/1/31	4,245	4,474
	New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,074
	New Jersey Turnpike Authority Revenue	4.000%	1/1/33	1,070	1,104
[12]	New Jersey Turnpike Authority Revenue	5.000%	1/1/33	1,000	1,148
	New Jersey Turnpike Authority Revenue	4.000%	1/1/34	2,500	2,577
[12]	New Jersey Turnpike Authority Revenue	5.000%	1/1/34	1,000	1,162
	New Jersey Turnpike Authority Revenue	5.000%	1/1/35	1,000	1,051
	New Jersey Turnpike Authority Revenue	5.000%	1/1/37	1,000	1,062
	New Jersey Turnpike Authority Revenue	4.000%	1/1/42	2,000	2,031
[12]	New Jersey Turnpike Authority Revenue	5.000%	1/1/44	1,000	1,112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Newark NJ Board of Education School Energy Savings Obligation Refunding Bonds GO	5.000%	7/15/29	375	408
[5]	North Hudson Sewerage Authority Revenue ETM	5.000%	6/1/36	1,320	1,610
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/39	525	527
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/26	1,825	1,889
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/27	3,200	3,374
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/30	1,555	1,671
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/31	1,000	1,074
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/32	1,000	1,072
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35	1,570	1,674
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/36	1,500	1,592
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/37	1,000	1,055
	Toms River NJ Board of Education GO	3.000%	7/15/30	3,000	2,958
	Toms River NJ General Improvement Bonds GO	4.000%	6/1/39	1,760	1,803
					148,822
New Mexico (0.2%)
	Albuquerque NM GO	5.000%	7/1/26	4,035	4,210
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/29	1,000	885
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/29	1,550	1,372
	Farmington NM Pollution Control Revenue (San Juan & Four Corners Projects)	2.150%	4/1/33	2,675	2,177
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.900%	6/1/28	495	494
	Farmington NM Pollution Control Revenue (Southern California Edison Co.)	1.800%	4/1/29	1,000	885
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/27	1,045	1,047
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services) Prere.	5.000%	8/1/25	1,520	1,550
	New Mexico Mortgage Finance Authority Revenue	3.000%	1/1/52	930	896
[2]	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	5/1/25	805	815
					14,331
New York (7.4%)
	Battery Park City NY Authority Revenue	5.000%	11/1/38	750	823
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	5.000%	7/15/30	700	723
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/32	1,430	1,046
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/33	1,500	1,052
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/35	470	303

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Broome County NY Local Development Corp. Revenue (United Health Services Hospitals Inc. Project)	5.000%	4/1/29	2,100	2,248
	Build NY Resource Corp. Revenue	5.000%	7/1/32	325	345
	Build NY Resource Corp. Revenue	5.000%	7/1/34	415	449
	Build NY Resource Corp. Revenue	5.000%	7/1/35	550	593
	Dutchess County NY Local Development Corp. Revenue	5.000%	7/1/32	1,110	1,163
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/31	425	455
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	205
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/34	240	245
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	4.000%	7/1/37	555	531
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	4.000%	7/1/41	650	589
	Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/30	500	535
	Genesee County NY Funding Corp. Revenue (Rochester Regional Health Project)	5.000%	12/1/35	700	743
[5]	Hempstead NY GO	4.000%	4/1/29	1,420	1,433
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/31	1,550	1,638
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/35	10,000	10,540
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/36	1,500	1,578
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37	520	545
	Hudson Yards Infrastructure Corp. New York Revenue	4.000%	2/15/42	1,000	1,009
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/38	1,465	1,676
	Long Island Power Authority NY Electric System Revenue	5.000%	9/1/32	5,820	6,074
	Long Island Power Authority NY Electric System Revenue	5.000%	9/1/35	1,095	1,193
	Long Island Power Authority NY Electric System Revenue PUT	1.500%	9/1/26	1,360	1,278
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/27	1,000	1,043
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/28	2,075	2,128
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/29	1,115	1,159
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/29	4,070	4,485
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/30	1,675	1,792
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/30	1,935	2,170
	Metropolitan Transportation Authority NY Revenue	5.250%	11/15/30	3,440	3,633
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/33	1,500	1,672

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/34	2,500	2,659
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/34	7,000	7,009
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/35	4,915	5,213
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/38	1,145	1,188
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/38	2,000	2,053
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/40	810	813
[5]	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/40	1,000	1,065
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/40	1,000	1,118
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/41	1,370	1,363
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/42	1,500	1,454
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/42	800	787
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/42	2,435	2,395
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/43	1,000	973
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/43	500	532
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/44	1,800	1,952
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/31	1,970	2,101
	Monroe County NY Industrial Development Corp. Revenue (Rochester Regional Health)	4.000%	12/1/39	2,120	2,033
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/37	1,540	1,630
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Projects)	5.000%	12/1/28	555	581
	New York City NY GO	5.000%	8/1/24	1,000	1,005
	New York City NY GO	5.000%	8/1/25	1,245	1,275
	New York City NY GO	5.000%	8/1/25	1,310	1,341
	New York City NY GO	5.000%	8/1/25	1,000	1,024
	New York City NY GO	5.000%	6/1/26	2,450	2,494
	New York City NY GO	5.000%	8/1/27	1,000	1,067
	New York City NY GO	5.000%	8/1/30	5,365	6,055
	New York City NY GO	5.000%	8/1/32	1,000	1,163
	New York City NY GO	5.000%	12/1/32	1,755	1,835
	New York City NY GO	5.000%	12/1/32	1,000	1,092
	New York City NY GO	5.000%	10/1/34	1,940	2,156
	New York City NY GO	5.000%	12/1/35	1,120	1,170
	New York City NY GO	4.000%	8/1/36	1,000	1,052
	New York City NY GO	5.000%	10/1/36	3,875	4,110
	New York City NY GO	4.000%	8/1/37	2,000	2,056
	New York City NY GO	4.000%	10/1/37	6,640	6,825
	New York City NY GO	5.000%	4/1/39	1,000	1,142
	New York City NY GO	5.000%	4/1/39	2,260	2,399
	New York City NY GO	5.000%	9/1/39	5,000	5,670

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY GO	4.000%	3/1/40	1,000	1,018
[12]	New York City NY GO	5.000%	4/1/40	3,095	3,540
	New York City NY GO	3.000%	3/1/41	1,210	1,035
	New York City NY GO	4.000%	3/1/41	1,000	1,009
[12]	New York City NY GO	4.000%	4/1/41	2,715	2,740
	New York City NY GO	5.000%	4/1/41	3,000	3,367
	New York City NY GO	5.250%	5/1/41	1,250	1,413
	New York City NY GO	4.000%	4/1/42	3,000	3,006
	New York City NY GO	5.250%	10/1/42	1,000	1,128
[12]	New York City NY GO	5.000%	4/1/43	1,000	1,114
	New York City NY GO	5.250%	4/1/43	1,000	1,125
	New York City NY GO	5.000%	3/1/44	1,000	1,106
[12]	New York City NY GO	5.000%	4/1/44	4,540	5,023
	New York City NY GO	5.000%	8/1/44	2,430	2,674
	New York City NY GO	5.000%	8/1/45	2,500	2,738
[2]	New York City NY GO VRDO	3.620%	4/4/24	200	200
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/38	1,915	1,848
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.350%	11/1/40	2,000	1,507
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.700%	5/1/25	400	382
[13]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.600%	7/1/25	1,965	1,866
[13]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.900%	1/1/26	1,000	937
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26	1,000	979
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	4.300%	11/1/28	1,000	1,014
[13]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.400%	12/22/26	1,000	989
[13]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.400%	12/22/26	1,000	989
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.700%	12/30/27	2,000	2,001
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.730%	12/29/28	1,000	998
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood Bonds)	3.000%	11/1/39	785	682
[5]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	4.000%	3/1/31	1,250	1,304
[5]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	3.000%	3/1/38	2,000	1,798
[5]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Projects)	3.000%	3/1/36	2,000	1,878
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/27	4,560	4,699
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/33	1,000	1,073
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	2,000	2,049
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	1,000	1,220
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/37	3,140	3,341

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	1,000	1,061
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	2,725	2,866
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,075	2,101
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,500	2,720
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/40	2,000	2,124
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/43	215	240
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	1,000	1,112
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/45	2,450	2,412
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/45	1,100	1,081
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue Prere.	5.000%	6/15/25	1,350	1,378
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/36	3,250	3,498
New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/28	1,730	1,764
New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/29	2,000	2,038
New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/30	1,045	1,073
New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/35	1,635	1,767
New York City NY Transitional Finance Authority Building AID Revenue	5.250%	7/15/35	1,525	1,665
New York City NY Transitional Finance Authority Building AID Revenue	4.000%	7/15/38	1,750	1,762
New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/43	1,000	1,055
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/28	1,325	1,357
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	1,000	1,108
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	1,000	1,108
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/30	1,500	1,697
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/30	1,000	1,132
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/30	1,000	1,142
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	2,445	2,520
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/32	1,800	2,106
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	1,370	1,375
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	1,500	1,533
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/33	1,000	1,187
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,450	1,455

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,710	1,778
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	1,565	1,599
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	4,000	4,040
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	1,525	1,623
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/35	2,500	2,632
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	1,745	1,782
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	11/1/35	1,000	1,186
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36	1,580	1,669
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36	1,235	1,254
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/36	1,000	1,028
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	1,680	1,778
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/38	8,000	8,021
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/38	1,250	1,267
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/39	2,740	2,906
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/40	1,485	1,575
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/40	1,000	1,144
New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	5/1/41	1,000	1,179
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/41	1,000	1,138
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/42	2,195	2,206
New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	5/1/42	1,000	1,175
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/42	1,500	1,485
New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	5/1/44	1,000	1,156
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/25	2,230	2,297
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/28	1,600	1,757
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/34	2,895	3,137
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35	2,015	2,177
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35	1,200	1,374
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/36	110	127
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/36	2,000	2,102
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/36	1,000	1,052

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/36	2,325	2,500
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	11/1/36	2,800	2,943
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/37	250	260
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/38	200	207
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/38	5,000	5,022
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/39	2,500	2,547
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/39	3,000	3,065
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/39	1,020	1,148
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	5/1/39	2,000	2,037
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/39	1,330	1,437
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/40	545	609
New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/40	1,500	1,297
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/40	3,500	3,674
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/40	1,540	1,634
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/41	1,545	1,717
New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/41	1,000	855
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.250%	11/1/41	8,000	9,120
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/42	510	564
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/42	2,000	2,233
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/42	1,075	1,212
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/42	1,570	1,758
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/43	1,000	1,037
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	11/1/43	1,000	1,005
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/45	2,000	2,202
New York City NY Transitional Finance Authority Revenue	5.000%	8/1/35	1,500	1,621
New York City NY Transitional Finance Authority Revenue	5.000%	8/1/36	5,710	6,141
New York City NY Transitional Finance Authority Revenue	5.000%	5/1/38	1,675	1,781
New York City NY Transitional Finance Authority Revenue	5.000%	5/1/39	1,335	1,442
New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	5.000%	12/1/26	1,350	1,412
New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	4.000%	12/1/33	1,000	1,062

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	3.000%	2/15/42	500	428
[7]	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	3.000%	2/15/42	2,000	1,728
	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	4.000%	2/15/43	1,000	994
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	1.900%	11/15/31	1,500	1,299
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.100%	11/15/32	1,900	1,657
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.200%	11/15/33	1,440	1,248
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.300%	11/15/34	1,500	1,290
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.400%	11/15/35	1,400	1,190
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.500%	11/15/36	950	794
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.750%	11/15/41	3,050	2,394
	New York Liberty Development Corp. Revenue (7 World Trade Center Project)	3.000%	9/15/43	405	337
	New York Liberty Development Corp. Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69	2,815	2,532
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	760	897
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,180	2,197
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,135	1,166
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/31	1,445	1,470
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	5/15/30	2,500	2,712
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/32	1,000	751
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,545	1,582
[5]	New York Power Authority Green Transmission Revenue	5.000%	11/15/28	1,000	1,105
[5]	New York Power Authority Green Transmission Revenue	4.000%	11/15/41	3,540	3,569
[5]	New York Power Authority Green Transmission Revenue	5.000%	11/15/48	1,000	1,105
[11]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/24	500	501
[11]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/27	500	537
[7]	New York State Dormitory Authority Revenue	5.000%	10/1/31	1,000	1,138
	New York State Dormitory Authority Revenue	5.000%	7/1/32	2,000	2,126
	New York State Dormitory Authority Revenue	5.000%	7/1/32	10,850	11,263
	New York State Dormitory Authority Revenue	3.000%	10/1/32	1,000	949
	New York State Dormitory Authority Revenue	5.000%	7/1/33	730	832
[5]	New York State Dormitory Authority Revenue	5.000%	10/1/37	2,500	2,821

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Revenue	4.000%	5/1/40	1,260	1,243
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	1,000	1,013
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	1,000	1,011
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	9/1/27	1,895	1,930
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/29	550	569
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	1,085	1,099
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	1,000	1,102
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	2,000	2,113
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	2,000	2,005
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	1,050	1,182
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31	2,445	2,473
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31	2,000	2,112
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,288
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31	1,130	1,293
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/33	1,975	2,028
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34	1,895	1,945
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	2,000	2,005
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	8,000	8,158
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/35	1,000	1,020
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	3,000	3,357
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	5,000	5,051
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/37	2,270	2,376
New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/38	3,400	3,093
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/38	1,000	1,031
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/38	3,500	3,621
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/39	2,000	2,037
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	2,000	2,103
New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/39	3,000	2,681
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/39	3,000	3,064
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/39	2,235	2,289

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/39	1,000	1,139
New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/40	3,000	2,631
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/40	1,250	1,269
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/40	1,000	1,016
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/40	1,420	1,616
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/43	1,120	1,118
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/43	2,000	1,996
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/43	1,000	1,114
New York State Dormitory Authority Revenue (Personal Income Tax) ETM	5.000%	2/15/25	1,500	1,523
New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	2/15/25	5	5
New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	2/15/25	10	10
New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	2/15/25	2,035	2,066
New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	4.000%	9/15/25	1,700	1,723
New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	4.000%	2/15/27	10	10
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/29	195	215
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/30	205	230
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/31	225	256
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/32	235	269
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/33	255	291
New York State Dormitory Authority Sales Tax Revenue	5.000%	9/15/30	4,000	4,542
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,230	1,255
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,480	1,568
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,795	1,862
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	1,420	1,447
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	2,000	2,072
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,500	1,613
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,160	2,312
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,000	2,192
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	2,970	3,076
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	2,000	2,175

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.250%	3/15/44	2,000	2,189
	New York State Dormitory Authority Sales Tax Revenue ETM	5.000%	3/15/25	1,295	1,317
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	3.500%	10/1/29	1,000	977
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	4.000%	4/1/34	1,250	1,271
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34	1,500	1,609
[12]	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/43	1,730	1,961
[12]	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.250%	6/15/45	2,500	2,865
	New York State Homeowner Mortgage Agency Revenue	2.200%	4/1/36	1,550	1,291
	New York State Housing Finance Agency Revenue	2.200%	11/1/36	875	674
	New York State Housing Finance Agency Revenue PUT	2.500%	5/1/27	1,510	1,440
	New York State Housing Finance Agency Revenue PUT	2.500%	5/1/27	900	859
[13]	New York State Housing Finance Agency Revenue PUT	3.100%	11/1/27	1,500	1,489
	New York State Housing Finance Agency Revenue PUT	4.500%	11/1/28	1,000	1,014
	New York State Housing Finance Agency Revenue PUT	3.450%	5/1/29	1,000	993
	New York State Housing Finance Agency Revenue PUT	3.800%	5/1/29	2,425	2,427
	New York State Housing Finance Agency Revenue PUT	3.450%	11/1/29	1,750	1,739
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	5,700	5,211
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	2,505	2,287
	New York State Mortgage Agency Homeowner Revenue	3.250%	10/1/50	1,890	1,843
	New York State Thruway Authority General Revenue	5.000%	1/1/38	1,500	1,746
[7]	New York State Thruway Authority General Revenue	4.000%	1/1/39	1,000	1,018
	New York State Thruway Authority General Revenue	4.000%	1/1/41	1,000	1,011
	New York State Thruway Authority General Revenue	4.000%	1/1/42	1,000	1,006
	New York State Thruway Authority Revenue	5.000%	1/1/35	1,130	1,158
	New York State Thruway Authority Revenue	5.000%	1/1/36	1,045	1,159
	New York State Thruway Authority Revenue	5.000%	3/15/40	1,325	1,493
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	1,420	1,447
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	2,010	2,072

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/34	4,850	5,153
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/36	2,000	2,092
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/37	2,000	2,085
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/38	3,325	3,680
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/39	5,000	5,098
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/40	1,590	1,612
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/41	1,000	1,005
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/42	1,490	1,488
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/42	2,000	1,997
	New York State Urban Development Corp. Revenue (Personal Income Tax) ETM	5.000%	3/15/25	2,810	2,855
	New York State Urban Development Corp. Revenue (Personal Income Tax) ETM	5.000%	3/15/25	20	20
	New York State Urban Development Corp. Sales Tax Revenue	5.000%	3/15/30	1,015	1,151
	New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/39	3,000	3,058
	New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/41	3,000	2,588
	New York State Urban Development Corp. Sales Tax Revenue	5.000%	3/15/41	5,000	5,686
	New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/42	4,000	3,396
	New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/43	225	224
	New York Transportation Development Corp. Special Facility Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/42	1,400	1,337
[2,4]	Niagara County NY Industrial Development Agency Multifamily Revenue TOB VRDO	4.670%	4/1/24	2,600	2,600
	Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	7/1/33	350	371
	Port Authority of New York & New Jersey Revenue	3.000%	12/1/32	2,000	1,959
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/36	1,230	1,328
	Port Authority of New York & New Jersey Revenue	5.000%	11/1/36	2,295	2,541
	Port Authority of New York & New Jersey Revenue	5.000%	7/15/40	1,000	1,138
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,374
[12]	Suffolk NY Regional Off-Track Betting Corp. Revenue	5.000%	12/1/34	500	509
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29	1,870	1,957
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/34	3,745	3,904
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/30	450	444

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/31	460	453
Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/32	285	280
Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/27	5,000	5,329
Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/27	1,000	1,071
Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/29	2,000	2,226
Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/30	2,000	2,270
Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	3.000%	5/15/32	490	484
Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/32	1,000	1,170
Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/34	1,000	1,193
Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	0.000%	11/15/36	1,000	605
Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/40	1,000	1,119
Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.250%	11/15/40	1,000	1,160
Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/45	1,355	1,501
Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/46	1,920	2,117
Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue PUT	2.000%	5/15/26	1,000	956
Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue PUT	2.000%	5/15/28	1,500	1,388
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/29	1,000	1,127
Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32	1,130	819
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	2,000	2,051
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	1,900	2,008
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36	1,000	1,053
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/37	2,000	2,100
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/42	2,000	2,094
Triborough Bridge & Tunnel Authority NY Payroll Mobility Revenue	5.000%	11/15/28	2,000	2,181
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/40	1,835	2,092
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/40	1,400	1,614
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/37	1,320	1,438
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/40	1,000	978
Utility Debt Securitization Authority NY Revenue	5.000%	12/15/29	2,000	2,156

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/35	1,945	2,000
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/36	2,450	2,515
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/38	5,000	5,790
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/40	1,000	1,169
[4]	Westchester County NY Local Development Corp. Revenue (Purchase Senior Learning Community Inc.)	3.200%	7/1/28	250	246
[4]	Westchester County NY Local Development Corp. Revenue (Purchase Senior Learning Community Inc.)	5.000%	7/1/36	700	718
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	1,085	1,091
[5]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.250%	11/1/32	1,000	1,144
[5]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.250%	11/1/33	1,250	1,443
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/28	1,400	1,463
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/33	1,500	1,558
[7]	Yonkers NY GO	5.000%	11/15/38	500	563
					708,821
North Carolina (0.5%)
	Charlotte NC Airport Revenue	5.000%	7/1/41	2,000	2,257
	Charlotte NC GO	4.000%	7/1/34	4,260	4,341
	Charlotte NC GO	5.000%	7/1/42	2,950	3,366
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	5.000%	1/15/34	1,500	1,550
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue PUT	1.950%	11/1/29	1,625	1,458
[5]	Fayetteville NC State University Revenue	5.000%	4/1/43	2,720	2,858
	Guilford County NC GO	5.000%	3/1/25	8,575	8,703
	North Carolina GAN Revenue	5.000%	3/1/25	1,055	1,070
	North Carolina GAN Revenue	5.000%	3/1/27	1,015	1,031
	North Carolina Housing Finance Agency Homeownership Revenue	5.500%	1/1/54	995	1,061
	North Carolina Ltd. Obligation Revenue	3.000%	5/1/33	1,000	977
	North Carolina Medical Care Commission Health Care Facilities Revenue (Presbyterian Homes Obligated)	4.000%	10/1/40	800	764
	North Carolina State Ltd. Obligation Revenue	5.000%	5/1/25	3,590	3,657
[8]	North Carolina Turnpike Authority Revenue	0.000%	1/1/34	1,000	700
[5]	North Carolina Turnpike Authority Revenue	5.000%	1/1/38	30	32
	North Carolina Turnpike Authority Revenue	4.000%	1/1/39	2,000	1,969
	Raleigh NC Combined Enterprise System Revenue	5.000%	9/1/28	325	357
	Union County NC GO	5.000%	9/1/28	1,520	1,669
	University of North Carolina at Charlotte Revenue	4.000%	10/1/35	400	414
	University of North Carolina at Charlotte Revenue	3.000%	10/1/36	1,600	1,478

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of North Carolina at Charlotte Revenue	4.000%	10/1/37	1,000	1,026
	University of North Carolina at Charlotte Revenue	4.000%	10/1/40	325	328
	Wake County NC GO	5.000%	2/1/26	1,300	1,345
	Wake County NC GO	5.000%	5/1/29	1,250	1,393
	Western California University General Revenue	3.000%	4/1/36	1,480	1,388
	Wilson NC Special Obligation Revenue	4.000%	10/1/44	1,000	992
	Winston-Salem State University NC General Revenue	5.000%	4/1/29	440	476
	Winston-Salem State University NC General Revenue	4.000%	4/1/33	530	552
					47,212
North Dakota (0.1%)
[12]	Cass County ND Joint Water Resource District GO	3.450%	4/1/27	1,115	1,115
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/25	1,210	1,216
	Grand Forks ND Health Care System Revenue (Altru Health System)	5.000%	12/1/29	445	462
[5]	Grand Forks ND Health Care System Revenue (Altru Health System)	3.000%	12/1/39	1,000	822
[5]	Grand Forks ND Health Care System Revenue (Altru Health System)	5.000%	12/1/39	475	520
	North Dakota Housing Finance Agency Program Mortgage Bonds Revenue	5.750%	7/1/53	990	1,047
					5,182
Ohio (1.0%)
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/29	1,300	1,390
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37	2,200	2,223
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	12/1/40	1,200	1,199
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	4.000%	2/15/38	1,045	1,070
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/26	1,025	1,055
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects) PUT	1.000%	8/15/24	385	380
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.000%	2/15/29	1,250	1,362
	Bowling Green State University Ohio Revenue	5.000%	6/1/26	400	414
	Bowling Green State University Ohio Revenue	5.000%	6/1/27	260	274
	Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/35	1,150	1,251
	Buckeye OH Tobacco Settlement Financing Authority Revenue	4.000%	6/1/39	1,000	1,006
	Butler County OH Hospital Facilities Revenue	5.000%	11/15/32	2,015	2,054
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/26	725	725
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/27	380	380
	Cleveland Ohio Income Tax Revenue	3.000%	10/1/34	335	323

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleveland-Cuyahoga County OH Port Authority Cultural Facilities Revenue (Cleveland Museum of Natural History Project)	4.000%	7/1/38	365	373
	Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue)	5.000%	8/1/37	1,000	1,074
[5]	Columbus OH City School District GO	0.000%	12/1/29	1,000	831
	Columbus OH GO	5.000%	4/1/25	1,200	1,221
	Columbus OH GO	4.000%	8/15/26	1,730	1,748
	Columbus OH GO	5.000%	4/1/30	4,500	5,101
	Columbus OH Metropolitan Housing Authority Revenue	4.000%	8/1/36	1,000	1,002
	Columbus OH Metropolitan Housing Authority Revenue	4.625%	8/1/36	1,100	1,128
	Columbus OH Sewer Revenue Prere.	5.000%	12/1/24	4,000	4,033
	Copley Fairlawn OH City School District Facilities Construction Improvement Unlimited Tax GO	5.000%	12/1/37	300	320
	Cuyahoga County OH Hospital Revenue (Metro Health System)	5.000%	2/15/32	1,000	1,027
	Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.125%	6/15/33	615	589
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/28	1,680	1,694
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30	680	697
	Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/31	1,100	1,207
	Franklin County OH Sales Tax Revenue	5.000%	6/1/28	830	903
	Hamilton County OH Health Care Facilities Revenue	5.000%	6/1/34	1,000	1,074
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/36	1,000	1,047
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/28	625	644
[2]	Lancaster OH Port Authority Gas Supply Revenue PUT	5.000%	2/1/25	400	403
	Miami Valley OH Career Technology Center GO	5.000%	12/1/25	880	907
	Montgomery County OH Hospital Facilities Improvement & Refunding Revenue (Kettering Health Network)	3.000%	8/1/34	900	850
	Montgomery County OH Hospital Facilities Improvement & Refunding Revenue (Kettering Health Network)	3.000%	8/1/40	1,000	824
	Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/38	1,000	948
	Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/42	1,000	911
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/31	2,290	2,402
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/37	2,590	2,644
	North Royalton OH City School District GO	5.000%	12/1/26	300	306
	North Royalton OH City School District GO	5.000%	12/1/28	1,400	1,425
	Ohio Air Quality Development Authority Revenue PUT	4.000%	6/1/27	500	497
	Ohio Air Quality Development Authority Revenue (Duke Energy Corp.) PUT	4.000%	6/1/27	730	734

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/33	1,605	1,698
Ohio Capital Facilities Lease-Appropriation Revenue (Transportation Building Fund Projects)	5.000%	4/1/30	1,155	1,172
Ohio Community Learning Centers Income Tax Revenue	4.000%	12/1/26	375	382
Ohio GO	5.000%	8/1/24	500	502
Ohio GO	5.000%	11/1/24	1,675	1,690
Ohio GO	5.000%	2/1/27	1,000	1,033
Ohio GO	5.000%	5/1/33	1,010	1,097
Ohio GO	5.000%	3/1/35	1,000	1,049
Ohio GO	5.000%	5/1/35	770	895
Ohio GO	5.000%	5/1/36	600	693
Ohio GO	5.000%	5/1/37	600	686
Ohio GO	5.000%	3/1/38	2,000	2,073
Ohio Higher Education GO	5.000%	5/1/30	5,015	5,105
Ohio Housing Finance Agency Residential Mortgage Revenue	5.500%	3/1/53	990	1,041
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/25	2,450	2,526
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/28	1,020	1,060
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/35	1,320	1,431
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/37	2,240	2,406
Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/26	925	958
Ohio State Higher Educational Facility Commission Revenue	5.000%	1/15/33	1,260	1,357
Ohio State Higher Educational Facility Commission Revenue	4.000%	12/1/37	1,050	1,014
Ohio State Hospital Revenue (Cleveland Clinic Health System Obligated Group) PUT	2.750%	5/1/28	1,000	976
Ohio State Hospital Revenue (Premier Health Partners Obligated Group)	5.000%	11/15/33	105	111
Ohio State Hospital Revenue (University Hospitals Health System)	5.000%	1/15/35	500	539
Ohio State Housing Finance Agency Residential Mortgage Revenue	6.250%	3/1/55	500	550
Ohio Turnpike Commission Revenue	5.000%	2/15/43	2,500	2,619
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35	1,310	1,406
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/43	1,000	438
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/26	1,850	1,946
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/27	1,485	1,582
				93,705
Oklahoma (0.3%)
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/25	1,160	1,169
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28	1,245	1,277
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26	1,145	1,147
Oklahoma Capitol Improvement Authority Facilities Revenue	4.000%	7/1/38	985	996

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Capitol Improvement Authority Facilities Revenue Prere.	4.000%	7/1/28	15	16
	Oklahoma City OK GO	4.000%	3/1/28	5,605	5,851
	Oklahoma City OK GO	4.000%	3/1/41	5,800	5,887
	Oklahoma City OK GO	4.000%	3/1/43	5,800	5,833
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/28	1,500	1,550
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/33	1,030	1,069
	Oklahoma State University Agricultural Mechanical Revenue	4.000%	9/1/35	460	473
	Oklahoma Turnpike Authority Revenue	4.000%	1/1/35	1,450	1,465
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/37	2,020	2,072
	Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	4.000%	9/1/31	1,500	1,578
					30,383
Oregon (0.6%)
	Clackamas County School District No. 12 North GO	0.000%	6/15/38	1,500	794
	Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/33	1,140	1,206
	Deschutes & Jefferson Counties OR School District No. 2J GO	0.000%	6/15/31	750	591
	Hospital Facilities Authority of Multnomah County Oregon Revenue	4.000%	12/1/36	1,000	878
[2,4]	Medford OR Hospital Facilities Authority Revenue (Asante Projects) TOB VRDO	4.600%	4/1/24	5,000	5,000
	Multnomah County OR School District GO	5.000%	6/15/29	1,015	1,034
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/40	1,050	1,163
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/42	5,125	5,538
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/33	1,000	1,033
	Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/27	450	464
	Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/27	450	464
	Oregon GO	5.000%	5/1/30	4,215	4,375
	Oregon GO	5.000%	5/1/36	5,000	5,261
	Oregon Health & Science University Revenue	4.000%	7/1/36	2,000	2,017
	Oregon Housing & Community Services Department Mortgage Revenue	4.000%	7/1/51	905	898
	Oregon Housing & Community Services Department Mortgage Revenue	5.500%	7/1/53	1,670	1,781
	Oregon State Business Development Commission Revenue PUT	3.800%	6/15/28	1,950	1,974
	Oregon State Department Administrative Services Lottery Revenue	5.000%	4/1/39	5,625	6,354
	Oregon State Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/30	1,535	1,692
	Port of Portland OR International Airport Passenger Facility Charge Revenue	5.000%	7/1/31	500	572
	Portland OR Tax GO (Portland Building Project)	5.000%	6/15/40	1,880	1,999
	Portland OR Water System Revenue	2.000%	5/1/42	2,000	1,351
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/33	540	549

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/38	500	501
	Tri-County Metropolitan Transportation District of Oregon Revenue	3.000%	9/1/36	1,000	948
	Tri-County Metropolitan Transportation District of Oregon Revenue Prere.	4.000%	9/1/25	2,750	2,777
	Union County OR Hospital Facility Authority Revenue	5.000%	7/1/38	1,580	1,637
	Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/36	1,305	1,370
	Washington County OR School District No. 48J Beaverton GO	0.000%	6/15/37	2,443	1,412
	Washington Multnomah & Yamhill Counties Hillsboro School District No. 1 GO	5.000%	6/15/35	2,400	2,524
					58,157
Pennsylvania (2.7%)
	Adams County PA General Authority College Revenue	5.000%	8/15/33	1,000	1,095
	Allegheny County PA GO	4.000%	11/1/30	1,025	1,044
[3]	Allegheny County PA Higher Education Building Authority Revenue (Carnegie Mellon University) PUT, SOFR + 0.290%	4.014%	8/1/27	500	493
	Allegheny County PA Higher Education Building Authority Revenue (Chatham University)	5.250%	9/1/34	550	549
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/27	1,010	1,052
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/32	1,000	1,051
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/33	1,000	1,050
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/38	2,400	2,339
[3]	Allegheny County PA Hospital Development Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	4.340%	5/15/27	3,630	3,601
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/27	1,000	1,059
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh)	5.000%	10/15/29	1,470	1,627
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/39	470	479
[4]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/27	250	255
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/29	300	317
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/30	1,260	1,346
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/31	500	538
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/32	450	488
[4]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/33	1,000	1,026
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/35	1,035	1,114
[4]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.375%	5/1/42	2,000	1,965
[7]	Allentown PA School District GO	5.000%	6/1/31	1,000	1,024

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Armstrong PA School District GO	5.000%	3/15/27	995	1,050
	Bethel Park PA School District GO	4.000%	8/1/34	1,100	1,147
[3]	Bethlehem PA Area School District Authority Revenue (Northampton & Lehigh Counties) PUT, SOFR + 0.350%	3.914%	11/1/25	100	98
[3]	Bethlehem PA Area School District Authority Revenue (Northampton & Lehigh Counties) PUT, SOFR + 0.350%	3.914%	11/1/25	95	94
[3]	Bethlehem PA Area School District Authority Revenue (Northampton & Lehigh Counties) PUT, SOFR + 0.350%	3.914%	11/1/25	100	98
	Bucks County PA Industrial Development Authority Revenue (Delaware Valley University Project)	5.000%	11/1/30	1,735	1,785
	Bucks County PA Industrial Development Authority Revenue (Grand View Hospital Project)	5.000%	7/1/30	750	652
	Centennial PA School District Bucks County GO	5.000%	12/15/29	1,445	1,608
	Chester County Industrial Development Authority Revenue	4.000%	12/1/39	3,000	3,049
[2,4]	Chester County PA Industrial Development Authority Student Housing Revenue TOB VRDO	4.800%	4/1/24	13,100	13,100
[7]	Coatesville PA Area School District Building GO	0.000%	10/1/34	450	299
[7]	Coatesville PA Area School District GO	4.250%	11/15/39	2,000	2,017
[7]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/26	335	335
[7]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/27	365	365
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26	500	515
[4]	Dauphin County PA General Authority Revenue (Harrisburg University of Science & Technology)	5.000%	10/15/30	840	772
	Delaware River PA Joint Toll Bridge Commission System Revenue	5.000%	7/1/34	225	240
[11]	Delaware Valley PA Regional Finance Authority Revenue	5.500%	8/1/28	395	431
[3]	Delaware Valley PA Regional Finance Authority Revenue PUT, SOFR + 0.490%	4.054%	3/1/27	1,000	979
	DuBois PA Hospital Authority Revenue (Penn Highlands Healthcare)	5.000%	7/15/31	1,455	1,518
	East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project) Prere.	5.000%	7/1/24	1,000	1,002
[7,11]	Erie PA Sewer Authority Revenue	0.000%	12/1/25	85	80
[7,11]	Erie PA Sewer Authority Revenue ETM	0.000%	12/1/25	1,165	1,102
[7]	Gateway PA School District Alleghany County GO	3.000%	10/15/37	1,000	878
	Geisinger Authority PA Health System Revenue (Geisinger Health System)	5.000%	4/1/35	1,000	1,097
	Geisinger Authority PA Health System Revenue (Geisinger Health System)	4.000%	4/1/39	1,500	1,493
	Geisinger Authority PA Health System Revenue (Geisinger Health System) PUT	5.000%	2/15/27	1,000	1,035
[5]	Hempfield PA Area School District (Westmoreland Country) GO	5.000%	3/15/36	1,610	1,835
[5]	Hempfield PA Area School District (Westmoreland Country) GO	4.000%	3/15/37	3,400	3,511

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lancaster County PA Hospital Authority Revenue (Penn State Health)	5.000%	11/1/41	1,000	1,054
	Lancaster County PA Hospital Authority Revenue (St. Anne's Retirement Community Incorporated Project)	5.000%	3/1/29	1,085	1,060
	Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/36	845	876
	Lancaster PA Higher Education Authority Revenue (Elizabethtown College Project)	5.000%	10/1/37	3,000	3,058
	Latrobe PA Industrial Development Authority University Revenue (Siton Hill University)	4.000%	3/1/40	225	194
[7]	Lehigh County PA Authority Water & Sewer Revenue	4.000%	12/1/43	1,000	995
[7]	Lehigh County PA Authority Water & Sewer Revenue	4.000%	12/1/44	1,000	986
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	1,220	1,266
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	2,400	2,586
[5]	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/25	1,000	1,023
	Manheim Township PA School District GO	4.000%	5/1/35	550	566
	Manheim Township PA School District GO Prere.	5.000%	8/1/25	830	847
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/40	1,250	1,256
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/41	2,000	1,988
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/32	1,515	1,634
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	5/1/35	700	715
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network) ETM	5.000%	1/15/25	1,000	1,011
	Montgomery County PA Industrial Development Authority Revenue PUT	4.100%	4/3/28	2,935	3,011
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/38	1,000	1,047
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke's Hospital Project)	5.000%	8/15/25	1,275	1,291
	Pennsylvania COP	5.000%	7/1/26	500	520
	Pennsylvania COP	5.000%	7/1/27	500	531
[5]	Pennsylvania Economic Development Financing Authority Revenue (Capitol Region Parking System)	4.125%	1/1/43	500	501
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29	1,060	1,104
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30	1,510	1,607

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	5/15/31	500	565
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/15/32	740	847
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	4/15/37	1,400	1,429
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	4/15/38	1,000	1,012
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	5/15/42	775	766
[3]	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group) PUT, SIFMA Municipal Swap Index Yield + 0.700%	4.340%	5/15/27	1,000	992
[12]	Pennsylvania Economic Development Financing Authority Revenue (Villanova University Project)	5.000%	8/1/42	1,500	1,701
	Pennsylvania Economic Development Financing Authority Revenue (Waste Management Project) PUT	0.950%	12/1/26	1,000	921
	Pennsylvania GO	5.000%	8/15/24	500	503
	Pennsylvania GO	5.000%	1/1/26	3,295	3,403
	Pennsylvania GO	5.000%	9/15/26	1,500	1,571
	Pennsylvania GO	5.000%	9/1/28	2,500	2,735
	Pennsylvania GO	4.000%	1/1/29	3,000	3,065
[5]	Pennsylvania GO	4.000%	8/15/30	1,000	1,010
	Pennsylvania GO	5.000%	9/1/30	2,500	2,851
	Pennsylvania GO	5.000%	3/15/32	8,000	8,095
[5]	Pennsylvania GO	4.000%	3/1/33	1,110	1,152
[5]	Pennsylvania GO	4.000%	3/1/34	1,670	1,732
	Pennsylvania GO	5.000%	10/1/35	2,500	2,919
	Pennsylvania GO	4.000%	3/1/36	1,000	1,029
	Pennsylvania GO	3.000%	5/15/36	1,000	942
	Pennsylvania GO	4.000%	3/1/37	1,000	1,022
[7]	Pennsylvania GO	4.000%	3/1/37	1,000	1,024
	Pennsylvania GO	2.000%	5/15/38	1,390	1,048
	Pennsylvania GO	2.000%	5/15/39	1,000	724
	Pennsylvania GO	2.000%	5/15/40	1,540	1,069
	Pennsylvania GO	2.000%	5/15/41	1,430	971
	Pennsylvania GO	4.000%	9/1/41	1,500	1,519
	Pennsylvania GO	4.000%	9/1/42	1,500	1,512
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/35	1,900	1,997
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/38	650	664
	Pennsylvania Housing Finance Agency Revenue	4.000%	10/1/37	2,205	2,187
	Pennsylvania Housing Finance Agency Revenue	2.450%	10/1/41	1,500	1,137
	Pennsylvania Housing Finance Agency Revenue	5.125%	10/1/41	1,500	1,602
	Pennsylvania Housing Finance Agency Revenue	4.250%	10/1/52	1,135	1,135

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Housing Finance Agency Revenue	5.500%	10/1/53	2,125	2,239
	Pennsylvania Housing Finance Agency Revenue	5.750%	10/1/53	990	1,049
	Pennsylvania Housing Finance Agency Revenue	6.250%	10/1/53	2,050	2,242
	Pennsylvania State University Revenue	5.000%	9/1/44	1,255	1,340
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/32	1,000	1,064
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/24	1,050	1,051
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/28	630	660
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	4.000%	12/1/41	1,000	1,013
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	1,980	1,983
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	1,690	1,740
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,960	2,010
[5]	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,635	1,699
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	750	785
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	2,255	2,334
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,100	1,131
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,500	1,584
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	1,250	1,389
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,337
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	1,760	2,067
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	1,000	1,172
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	1,500	1,554
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	1,000	1,067
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/36	1,650	1,733
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	1,060	1,224
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	1,000	1,095
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/39	1,250	1,269
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	1,520	1,675
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	1,060	1,179
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/43	1,000	995
	Philadelphia PA Airport Revenue	5.000%	7/1/34	1,500	1,669
	Philadelphia PA Authority for Industrial Development City Service Agreement Revenue	5.000%	5/1/32	1,000	1,077
	Philadelphia PA Authority for Industrial Development Hospital Revenue	4.000%	7/1/35	2,000	2,032
	Philadelphia PA Authority for Industrial Development Revenue (Charter School Project)	4.000%	6/1/31	1,035	997
	Philadelphia PA Authority for Industrial Development Revenue (Science University)	5.000%	11/1/42	1,000	1,016
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/24	1,015	1,015
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/27	1,000	1,015
	Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/36	1,000	1,029
	Philadelphia PA Gas Works Revenue	5.000%	10/1/25	1,625	1,661
	Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,000	1,040
	Philadelphia PA Gas Works Revenue	5.000%	8/1/36	1,300	1,360
	Philadelphia PA GO	4.000%	5/1/39	3,000	3,035

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/24	1,000	1,000
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/25	1,000	1,008
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/32	1,610	1,650
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/34	1,000	1,023
[5]	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/37	1,000	1,090
[5]	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	4.000%	7/1/39	1,000	1,005
	Philadelphia PA Redevelopment Authority Revenue	5.000%	9/1/42	1,000	1,078
	Philadelphia PA School District GO	5.000%	9/1/31	940	954
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/34	1,000	1,065
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/36	1,700	1,799
	Philadelphia PA Water & Wastewater Revenue	5.000%	6/1/38	1,500	1,700
	Philadelphia PA Water & Wastewater Revenue	5.000%	6/1/40	2,000	2,218
[5]	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Hotel Room Excise Tax Revenue	5.000%	2/1/30	1,000	1,115
	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking Revenue	5.000%	12/15/33	1,465	1,546
[5]	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Sales Tax Revenue	5.000%	2/1/31	1,000	1,102
	Pittsburgh PA School District GO	4.000%	9/1/35	1,670	1,716
[5]	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/33	1,000	1,103
[5]	Reading PA School District GO	5.000%	3/1/25	955	964
[5]	River Valley School District PA GO	4.000%	3/15/28	1,145	1,178
[5]	River Valley School District PA GO	4.000%	3/15/33	1,810	1,889
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/25	815	837
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/26	770	805
	School District of Philadelphia GO	5.000%	9/1/30	1,000	1,104
	School District of Philadelphia GO	5.000%	9/1/30	1,465	1,617
	School District of Philadelphia GO	5.000%	9/1/31	1,115	1,246
	School District of Philadelphia GO	5.250%	9/1/39	2,000	2,264
[5,12]	Scranton PA GO	5.000%	11/15/29	625	679
	Seneca Valley PA School District GO	3.000%	4/1/34	2,125	2,080
[17]	Shaler PA Area School District GO	0.000%	9/1/31	1,195	910

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/27	1,135	1,177
	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) Prere.	5.000%	6/1/24	1,085	1,087
[7]	State Public School Building Authority PA College Revenue (Community College of Allegheny County Project)	4.000%	6/15/29	1,075	1,094
[7]	State Public School Building Authority PA Lease Revenue (School District of Philadelphia)	5.000%	6/1/24	1,535	1,538
[5]	State Public School Building Authority PA Lease Revenue (School District of Philadelphia)	5.000%	6/1/26	1,650	1,703
[5]	State Public School Building Authority PA Lease Revenue (School District of Philadelphia)	5.000%	6/1/32	1,105	1,143
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	5.000%	2/15/29	1,000	1,101
	Westmoreland County PA Industrial Development Authority Revenue	4.000%	5/15/41	1,000	798
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton)	4.000%	11/1/29	2,205	2,231
					262,518
Puerto Rico (0.7%)
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/29	250	264
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/30	1,565	1,665
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/33	1,810	1,936
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/33	1,250	1,347
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/35	1,555	1,640
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/37	450	472
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/37	250	263
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	4.000%	7/1/42	250	237
	Puerto Rico Commonwealth GO	4.000%	7/1/37	371	358
	Puerto Rico GO	0.000%	7/1/24	364	360
	Puerto Rico GO	5.375%	7/1/25	5,218	5,321
	Puerto Rico GO	5.625%	7/1/27	6,312	6,712
	Puerto Rico GO	5.625%	7/1/29	6,627	7,250
	Puerto Rico GO	5.750%	7/1/31	3,685	4,151
	Puerto Rico GO	0.000%	7/1/33	3,613	2,371
	Puerto Rico GO	4.000%	7/1/33	6,426	6,401
	Puerto Rico GO	4.000%	7/1/35	1,385	1,358
	Puerto Rico Housing Finance Authority Capital Fund Modernization Program Revenue (Puerto Rico Public Housing Projects)	5.000%	12/1/27	1,000	1,052
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Revenue	5.000%	7/1/33	215	233
[5,8]	Puerto Rico Public Finance Corp. Revenue ETM	6.000%	8/1/26	1,000	1,062

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	54	53
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	1,763	1,560
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	1,853	1,518
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31	992	749
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/33	3,811	2,637
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	10,622	10,625
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	2,786	2,787
	Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/40	1,565	1,579
					65,961
Rhode Island (0.1%)
	Narragansett RI Commission Wastewater System Revenue Prere.	5.000%	2/1/25	1,950	1,976
[5]	Providence RI Public Buildings Authority Revenue (Capital Improvement Program Projects)	5.000%	9/15/36	1,365	1,462
[5]	Providence RI Public Buildings Authority Revenue (Capital Improvement Program Projects)	5.000%	9/15/37	2,590	2,757
	Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/30	500	516
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue	5.000%	11/1/29	200	221
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/25	500	511
	Rhode Island Health & Educational Building Corp. Hospital financing Revenue	5.000%	5/15/37	1,000	1,108
	Rhode Island Health & Educational Building Corp. Public School Revenue (City of East Providence Issue)	4.000%	5/15/37	1,200	1,231
	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Revenue	3.750%	10/1/49	680	671
					10,453
South Carolina (0.7%)
	Charleston County SC Airport District System Revenue	5.000%	7/1/34	250	276
	Charleston SC Hospitality Tax Revenue	5.000%	9/1/30	400	452
	Charleston SC Hospitality Tax Revenue	5.000%	9/1/35	825	938
	Columbia SC Waterworks & Sewer System Revenue	3.000%	2/1/35	875	849
	Florence County SC Public Facilities Corp. Installment Purchase Revenue	5.000%	6/1/28	1,000	1,083
	Georgetown County SC School District GO	3.000%	3/1/31	1,665	1,639
	Greenville County SC Special Source Revenue	4.000%	4/1/38	250	257
	Greenville SC Housing Authority Multifamily Tax-Exempt Mortgage Backed Revenue	4.910%	7/1/43	1,000	1,015
	Lancaster County SC School District GO	4.000%	3/1/32	1,000	1,025
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/25	1,000	1,023

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/34	1,500	1,548
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,030	1,032
Orangeburg County School District Revenue	5.000%	6/1/41	1,810	1,926
Patriots Energy Group Financing Agency SC Gas Supply Revenue PUT	5.250%	3/1/31	5,290	5,732
Patriots Energy Group Financing Agency SC Gas Supply Revenue PUT	5.250%	8/1/31	1,425	1,526
Patriots Energy Group SC Gas System Improvement & Refunding Revenue	4.000%	6/1/36	825	851
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/31	2,500	2,592
Piedmont SC Municipal Power Agency Revenue	4.000%	1/1/33	4,000	4,140
Richland County SC School District No.2 GO	5.000%	3/1/26	4,185	4,336
Scago Public Facilities Corp. for Georgetown County Revenue	5.000%	6/1/35	1,000	1,131
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/26	1,420	1,446
South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/37	1,500	1,569
South Carolina Jobs-Economic Development Authority Hospital Facilities Revenue	5.000%	10/1/35	1,000	1,140
South Carolina Jobs-Economic Development Authority Retirement Community Revenue	5.250%	11/15/28	500	503
South Carolina Jobs-Economic Development Authority Revenue	5.000%	10/1/37	1,000	1,122
South Carolina Public Service Authority Revenue	5.000%	12/1/26	1,140	1,143
South Carolina Public Service Authority Revenue	5.000%	12/1/31	1,200	1,334
South Carolina Public Service Authority Revenue	5.000%	12/1/31	410	462
South Carolina Public Service Authority Revenue	4.000%	12/1/33	1,000	1,035
South Carolina Public Service Authority Revenue	5.250%	12/1/34	1,500	1,728
South Carolina Public Service Authority Revenue	4.000%	12/1/35	1,500	1,539
South Carolina Public Service Authority Revenue	5.000%	12/1/35	805	896
South Carolina Public Service Authority Revenue	4.000%	12/1/36	1,500	1,527
South Carolina Public Service Authority Revenue	5.000%	12/1/36	815	900
South Carolina Public Service Authority Revenue	4.000%	12/1/37	2,500	2,513
South Carolina Public Service Authority Revenue	4.000%	12/1/38	1,000	1,002
South Carolina Public Service Authority Revenue	4.000%	12/1/38	1,220	1,222
South Carolina Public Service Authority Revenue	4.000%	12/1/39	1,000	1,000
South Carolina Public Service Authority Revenue	4.000%	12/1/42	1,000	974
South Carolina Public Service Authority Revenue	4.000%	12/1/42	6,465	6,295
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/32	1,290	1,407

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Spartanburg SC Regional Health Services District Revenue	5.000%	4/15/34	510	557
	Spartanburg SC Regional Health Services District Revenue	5.000%	4/15/35	1,160	1,295
[7]	Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/26	1,000	1,027
					67,007
South Dakota (0.1%)
	Lincoln County SD Economic Development Revenue (Augustana College Association Project)	4.000%	8/1/41	2,660	2,406
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/32	2,915	3,072
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	4.000%	9/1/34	2,125	2,155
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	3.000%	11/1/51	905	876
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	3.000%	11/1/52	1,425	1,374
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	6.000%	5/1/54	185	197
	South Dakota State Building Authority Revenue	5.000%	6/1/37	1,000	1,044
					11,124
Tennessee (0.7%)
	Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,024
	Chattanooga TN Health Educational & Housing Facility Board Revenue (Common Spirit Health)	5.000%	8/1/29	2,880	3,158
	Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/27	1,035	1,040
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/27	1,590	1,663
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/35	1,000	1,053
	Jackson TN Hospital Project Revenue	5.000%	4/1/38	3,620	3,760
	Knox County TN GO	3.000%	6/1/37	3,580	3,348
	Knox County TN GO	4.000%	6/1/38	3,645	3,758
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/36	1,000	1,037
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/27	925	949
	Memphis TN GO	4.000%	6/1/31	1,000	1,016
	Memphis TN GO	4.000%	5/1/35	5,685	5,857
	Memphis-Shelby County TN Airport Authority Revenue	5.000%	7/1/34	500	557
	Memphis-Shelby County TN Industrial Development Board Revenue	5.000%	11/1/27	1,000	1,049
	Metropolitan Government of Nashville & Davidson County TN Electric System Revenue	5.000%	5/15/37	840	881

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government of Nashville & Davidson County TN Electric System Revenue	5.000%	5/15/37	600	705
	Metropolitan Government of Nashville & Davidson County TN Electric System Revenue	5.000%	5/15/38	750	874
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/36	1,525	1,628
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/42	1,450	1,464
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	4.000%	10/1/31	215	210
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	5.000%	5/1/39	750	829
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	5.000%	7/1/28	1,000	1,072
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	5.000%	7/1/31	280	310
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	3.000%	7/1/39	3,500	3,169
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/39	1,430	1,549
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/40	860	961
[18]	New Memphis Arena Public Building Authority of Memphis & Shelby County TN Local Government Public Improvement Bonds Revenue (City of Memphis Project), 4.000% coupon rate effective 4/1/2026	0.000%	4/1/31	300	276
[2,4]	Sullivan County Health Educational & Housing Facilities Revenue TOB VRDO	4.660%	4/1/24	5	5
[2]	Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24	5,340	5,368
	Tennergy Corp. TN Gas Revenue PUT	5.500%	12/1/30	3,135	3,350
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	915	915
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	1,035	1,058
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	1,185	1,207
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/25	520	522
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	5.000%	5/1/28	5,240	5,410
	Tennessee GO	4.000%	8/1/28	4,850	4,900
	Tennessee GO Prere.	5.000%	8/1/25	1,000	1,023
	Tennessee Housing Development Agency Finance Program Revenue	3.750%	7/1/52	955	940
	Tennessee Housing Development Agency Residential Finance Program Revenue	5.750%	1/1/54	995	1,059
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program) Prere.	5.000%	11/1/25	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williamson County TN Industrial Development Board Multifamily housing Revenue PUT	5.000%	5/1/27	510	526
					69,490
Texas (7.3%)
	Alamo TX Community College District Maintenance Tax Notes GO	5.000%	2/15/28	1,000	1,079
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,280	1,311
[19]	Aldine TX Independent School District GO	4.000%	2/15/34	1,350	1,380
[19]	Allen TX Independent School District GO	5.000%	2/15/26	1,035	1,069
[19]	Andrews Independent School District GO	5.000%	2/15/28	1,025	1,100
[19]	Arlington Independent School District GO	5.000%	2/15/25	1,255	1,272
[19]	Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	4.000%	8/15/33	600	615
[19]	Arlington TX Independent School District (Unlimited Tax) GO	5.000%	2/15/26	1,090	1,103
[5]	Arlington TX Special Tax Revenue	5.000%	2/15/27	420	441
[5]	Arlington TX Special Tax Revenue	5.000%	2/15/28	305	326
[7]	Arlington TX Special Tax Revenue	5.000%	2/15/32	1,160	1,238
	Atascosa County TX Industrial Development Corp. Pollution Control Refunding Revenue Bonds	5.000%	12/15/37	1,435	1,558
[19]	Aubrey TX Independent School District GO	5.000%	2/15/38	2,375	2,653
	Austin TX Airport System Revenue	5.000%	11/15/26	1,120	1,175
	Austin TX Airport System Revenue	5.000%	11/15/32	1,260	1,314
	Austin TX Community College District GO	4.000%	8/1/30	1,845	1,879
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,021
	Austin TX Electric Utilities Systems Revenue	5.000%	11/15/29	5,000	5,134
	Austin TX Electric Utilities Systems Revenue	5.000%	11/15/44	1,000	1,066
	Austin TX Independent School District GO	5.000%	8/1/28	1,000	1,090
[12,19]	Austin TX Independent School District GO	5.000%	8/1/36	1,020	1,213
[12,19]	Austin TX Independent School District GO	5.000%	8/1/40	1,040	1,170
[12,19]	Austin TX Independent School District GO	5.000%	8/1/41	2,265	2,529
[12,19]	Austin TX Independent School District GO	5.000%	8/1/42	1,810	2,007
[12,19]	Austin TX Independent School District GO	4.000%	8/1/43	2,300	2,312
[12,19]	Austin TX Independent School District GO	4.000%	8/1/44	1,610	1,607
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/30	4,995	5,239
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/36	1,000	1,161
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/37	1,000	1,038
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/38	1,675	1,911
[19]	Barbers Hill Independent School District GO	4.000%	2/15/41	1,690	1,722
[19]	Bastrop Independent School District GO	5.000%	2/15/42	4,115	4,583
[19]	Belton TX Independent School District GO	5.000%	2/15/35	1,000	1,133
	Bexar County TX GO	4.000%	6/15/36	3,070	3,130
	Bexar County TX GO Prere.	5.000%	6/15/24	1,145	1,148
[19]	Birdville Independent School District GO	5.000%	2/15/43	2,500	2,772
[19]	Bonham Independent School District GO	5.000%	2/15/42	1,325	1,464
[19]	Brock TX Independent School District GO	5.000%	8/15/39	1,000	1,118
[2,4]	Capital Area Housing Finance Corp. TX Multifamily Revenue TOB VRDO	4.670%	4/1/24	5,300	5,300
[19]	Carrollton-Farmers TX Branch Independent School District GO	5.000%	2/15/29	1,285	1,417

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[19]	Carrollton-Farmers TX Branch Independent School District GO	3.000%	2/15/39	1,000	898
[19]	Carrollton-Farmers TX Branch Independent School District GO	5.000%	2/15/40	2,170	2,445
[10]	Cedar Hill TX Independent School District GO	0.000%	8/15/26	1,000	919
	Celina TX Tax & Waterworks & Sewer System GO	5.000%	9/1/37	500	567
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25	100	97
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	880	824
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/26	1,115	1,145
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/31	1,230	1,362
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/32	1,785	1,948
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/35	1,000	1,040
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/36	1,115	1,126
	Central Texas Regional Mobility Authority Revenue	3.375%	1/1/41	445	392
	Central Texas Regional Mobility Authority Revenue Prere.	5.000%	7/1/25	865	883
[19]	Clear Creek TX Independent School District GO	5.000%	2/15/34	910	957
[19]	Clear Creek TX Independent School District GO PUT	0.280%	8/15/24	500	493
	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/32	1,020	1,098
[19]	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/32	600	687
	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/36	1,500	1,464
[19]	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/36	700	724
[19]	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/44	1,705	1,648
	Collin County TX Community College District GO	4.000%	8/15/34	2,500	2,602
	Collin County TX GO	5.000%	2/15/27	3,900	4,122
	Collin County TX GO	5.000%	2/15/28	1,450	1,567
[2,4]	Collin County TX Housing Finance Corp. Multifamily Revenue TOB VRDO	4.670%	4/1/24	3,900	3,900
[19]	Comal TX Independent School District GO	3.000%	2/1/41	1,000	865
[19]	Community TX Independent School District Bonds GO	5.000%	2/15/38	1,370	1,516
	Conroe TX GO	5.000%	11/15/41	410	455
[19]	Conroe TX Independent School District Unlimited Tax Building Bonds GO	2.500%	2/15/38	3,000	2,477
[19]	Conroe TX Independent School District Unlimited Tax Building Bonds GO	5.000%	2/15/43	3,000	3,337
[19]	Conroe TX Independent School District Unlimited Tax Refunding Bonds GO	5.000%	2/15/27	560	592
	Conroe TX Local Government Corp. Hotel & Contract Revenue (Conroe Convention Center Hotel)	5.000%	10/1/34	260	296
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/31	300	341

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/34	725	833
	Corpus Christi TX Utility System Revenue	5.000%	7/15/32	500	512
[19]	Cypress-Fairbanks TX Independent School District GO	4.000%	2/15/34	1,000	1,009
	Dallas County TX Hospital District GO	4.000%	8/15/33	2,000	2,025
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32	2,065	2,309
	Dallas TX Area Rapid Transit Sales Tax Revenue Prere.	5.000%	12/1/25	1,670	1,716
	Dallas TX Hotel Occupancy Revenue (Kaufman & Rockall Counties)	4.000%	8/15/30	1,000	1,007
[19]	Dallas TX Independent School District GO	5.000%	2/15/28	1,985	2,145
[19]	Dallas TX Independent School District GO Prere.	5.000%	2/15/25	2,200	2,228
	Dallas TX Waterworks & Sewer System Revenue	3.000%	10/1/37	2,145	1,971
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/34	1,000	1,045
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/35	2,020	2,098
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	1,000	1,147
	Denton County TX Housing Finance Corp. Multifamily Housing Revenue PUT	5.000%	2/1/25	750	755
	Denton TX GO	4.000%	2/15/42	160	163
[19]	Denton TX Independent School District GO	5.000%	8/15/41	1,000	1,128
[19]	Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/24	1,035	1,028
[19]	Eagle Pass TX Independent School District GO	4.000%	8/15/33	1,185	1,189
	El Paso TX Combination Tax GO	4.000%	8/15/33	455	478
	El Paso TX GO	5.000%	8/15/27	1,000	1,031
	El Paso TX GO	5.000%	8/15/28	750	814
	El Paso TX GO	4.000%	8/15/34	1,000	1,039
	El Paso TX GO	3.000%	8/15/37	765	687
[19]	El Paso TX Independent School District GO	5.000%	8/15/42	5,000	5,134
	El Paso TX Municipal Drain Utilities System Revenue	4.000%	3/1/43	1,670	1,652
	El Paso TX Water & Sewer System Revenue	5.000%	3/1/36	7,000	7,714
[4]	Fate TX Special assessment Bonds Improvement Revenue	4.500%	8/15/31	500	494
[7]	Forney TX Independent School District GO	0.000%	8/15/42	1,000	435
[7]	Fort Bend County TX Municipal Utility District No. 58 (Unlimited Tax Refunding) GO	3.000%	4/1/35	435	407
	Fort Bend County TX Unlimited Tax Road GO	4.000%	3/1/33	1,000	1,023
	Fort Bend County TX Unlimited Tax Road GO	5.000%	3/1/34	1,650	1,696
	Fort Worth TX GO	5.000%	3/1/25	1,115	1,131
	Fort Worth TX GO	4.000%	3/1/41	2,445	2,451
	Fort Worth TX GO	4.000%	3/1/43	2,445	2,429
[19]	Frisco TX Independent School District GO	0.000%	8/15/26	3,620	3,350
[19]	Frisco TX Independent School District GO	3.000%	2/15/37	2,500	2,290
	Frisco TX Refunding & Improvement GO	5.000%	2/15/28	1,425	1,445
	Frisco TX Refunding & Improvement GO	4.000%	2/15/40	1,000	1,015
[19]	Galveston TX Independent School District GO	5.000%	2/1/36	1,500	1,658
	Garland TX Electric Utility System Revenue	5.000%	3/1/30	675	739
[19]	Garland TX Independent School District GO	5.000%	2/15/41	1,500	1,675
	Garland TX Water & Sewer System Revenue	5.000%	3/1/38	1,140	1,210

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[19]	Georgetown TX Independent School District Unlimited Tax Building Bonds GO	3.000%	8/15/39	3,000	2,688
[7]	Georgetown TX Utility System Revenue	5.000%	8/15/27	635	675
[7]	Georgetown TX Utility System Revenue	5.000%	8/15/40	2,320	2,543
[19]	Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/39	1,000	1,126
[19]	Goose Creek TX Consolidated Independent School District GO PUT	0.600%	8/17/26	400	375
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.050%	10/1/30	1,550	1,694
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/35	1,000	1,073
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/43	2,580	2,701
	Grand Parkway Transportation Corp. Texas System Toll Revenue PUT	5.000%	4/1/28	1,400	1,487
	Grand Prairie TX Combination Tax GO	4.000%	2/15/35	1,245	1,277
[19]	Granger TX Independent School District GO	5.000%	2/15/42	4,885	5,284
	Greater Texas Cultural Education Facilities Finance Corp. Revenue	5.000%	3/1/32	750	845
[5]	Greater Texoma TX Utility Authority Contract Revenue	5.000%	10/1/37	1,000	1,122
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/38	200	200
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/39	140	140
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/40	130	129
	Gulf Coast Industrial Development Authority TX Revenue (ExxonMobil Project) VRDO	4.400%	4/1/24	600	600
[7]	Harlandale TX Independent School District GO PUT	2.000%	8/15/24	90	89
	Harris County Flood Control District GO	4.000%	9/15/41	1,000	1,011
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	3.000%	10/1/40	1,000	869
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/30	1,000	1,057
	Harris County TX Flood Control Improvement GO	3.000%	10/1/39	1,500	1,317
	Harris County TX Flood Control Improvement GO	4.000%	9/15/42	3,500	3,525
	Harris County TX GO	5.000%	10/1/36	1,200	1,224
	Harris County TX GO	5.000%	10/1/40	2,470	2,506
	Harris County TX GO	4.000%	9/15/41	1,740	1,754
	Harris County TX Industrial Development Corp. Marine Terminal Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/33	4,045	4,092
	Harris County TX Toll Road Revenue	5.000%	8/15/41	1,695	1,742
[10]	Harris County-Houston TX Sports Authority Revenue	0.000%	11/15/28	2,950	2,470
[10]	Harris County-Houston TX Sports Authority Revenue	0.000%	11/15/31	2,500	1,858
	Hidalgo County TX Certificates GO	4.000%	8/15/37	1,000	1,020
	Hidalgo County TX Drain District No. 1 GO	4.125%	9/1/39	500	514
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	5.000%	12/1/35	840	882
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	4.000%	12/1/39	850	831
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	0.000%	12/1/44	1,000	367

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX Airport System Revenue	5.000%	7/1/26	1,160	1,207
	Houston TX Airport System Revenue	5.000%	7/1/37	1,720	1,840
	Houston TX GO	5.000%	3/1/27	1,000	1,057
	Houston TX GO	4.000%	3/1/35	1,500	1,536
	Houston TX GO	5.250%	3/1/41	1,000	1,132
	Houston TX Hotel Occupancy Tax & Special Convention & Entertainment Facilities Revenue	3.000%	9/1/32	500	493
	Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/24	1,070	1,074
[13]	Houston TX Housing Finance Corp. Revenue PUT	4.000%	10/1/24	1,000	997
[19]	Houston TX Independent School District GO	5.000%	2/15/27	1,750	1,809
[19]	Houston TX Independent School District GO PUT	3.000%	6/1/24	300	299
	Houston TX Public Improvement Refunding Bonds GO	4.000%	3/1/35	660	696
	Houston TX Refunding Public Improvement Bonds GO	3.000%	3/1/36	1,010	937
	Houston TX Utility System Revenue	5.000%	11/15/26	1,350	1,420
	Houston TX Utility System Revenue	5.000%	11/15/26	900	947
	Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,009
	Houston TX Utility System Revenue	5.000%	11/15/34	3,100	3,234
	Houston TX Utility System Revenue	5.000%	11/15/35	920	995
	Houston TX Utility System Revenue	5.000%	11/15/36	2,500	2,593
	Houston TX Utility System Revenue	3.000%	11/15/40	1,150	1,008
[19]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/42	2,615	2,641
	Irving TX GO	5.000%	9/15/27	1,425	1,525
[19]	Jacksboro TX Independent School District GO	5.000%	2/15/37	2,550	2,930
[19]	Katy TX Independent School District GO	5.000%	2/15/28	2,355	2,544
[19]	Katy TX Independent School District GO	4.000%	2/15/42	1,020	1,028
[19]	Killeen TX Independent School District Unlimited Tax Building GO	5.000%	2/15/32	4,550	5,020
[19]	Klein TX Independent School District GO	5.000%	8/1/25	4,480	4,579
[19]	Klein TX Independent School District GO	5.000%	8/1/34	1,200	1,247
	Laguna-Madre Water District GO	4.000%	3/1/42	3,205	3,145
	Lake Houston Redevelopment Authority Tax Increment Contract Revenue	3.000%	9/1/37	525	429
	Lake Worth TX Combination TAX GO	4.000%	8/15/43	1,775	1,766
[19]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/26	1,360	1,378
[19]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/41	1,000	1,120
[19]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/43	1,000	1,108
	Laredo TX Combination Tax GO	5.000%	2/15/36	1,000	1,151
	Laredo TX Combination Tax GO	4.125%	2/15/41	1,000	1,015
	Laredo TX Community College District GO Prere.	5.000%	8/1/24	1,000	1,004
[7]	Laredo TX Community College District Revenue	4.000%	8/1/34	1,820	1,840
[19]	Laredo TX Independent School District GO	4.000%	8/1/28	1,635	1,639
	Lewisville TX GO	5.000%	2/15/27	3,140	3,316
[19]	Lewisville TX Independent School District (Unlimited Tax Building) GO	5.000%	8/15/25	3,820	3,910
[19]	Liberty Hill TX Independent School District GO (School Building Bonds)	5.000%	2/1/41	2,635	2,910

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[19]	Llano TX Independent School District GO	5.000%	2/15/29	1,500	1,646
	Lone Star College System TX GO	5.000%	2/15/26	3,100	3,210
	Lone Star College System TX GO	5.000%	2/15/28	5,500	5,676
	Lone Star College System TX GO	5.000%	2/15/29	1,555	1,608
[5]	Lower Colorado River Authority Texas Revenue	5.000%	5/15/41	1,470	1,604
	Lower Colorado River Authority Texas Revenue PUT	5.000%	5/15/28	2,000	2,112
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/35	1,500	1,697
[5]	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/39	1,250	1,397
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/41	3,095	3,357
[5]	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	4.000%	5/15/43	1,600	1,591
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,200	1,217
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,000	1,002
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/34	1,120	1,208
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/36	1,085	1,201
	Lower Colorado River Authority TX Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.250%	5/15/41	1,000	1,112
[5]	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/38	1,750	1,956
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/39	1,685	1,700
	Lubbock TX GO	4.000%	2/15/42	1,490	1,498
	Manor TX Combination Tax GO	5.000%	8/15/40	2,250	2,528
	Manor TX Combination Tax GO	5.000%	8/15/41	1,280	1,431
	Manor TX Combination Tax GO	5.000%	8/15/42	1,200	1,336
	McKinney TX GO	3.750%	8/15/36	1,090	1,108
	McKinney TX GO	3.875%	8/15/38	880	881
	McKinney TX GO	4.000%	8/15/43	1,000	1,001
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/31	400	452
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/41	700	772
[6]	Mesquite TX Health Facilities Development Corp. Retirement Revenue (Christian Care Centers Inc. Project)	5.000%	2/15/24	74	1
	Midland County TX GO	4.000%	2/15/41	3,010	3,051
[12,19]	Midland TX Independent School District GO	4.000%	2/15/40	1,000	1,028
[12,19]	Midland TX Independent School District GO	4.000%	2/15/42	2,145	2,178
[12,19]	Midland TX Independent School District GO	4.000%	2/15/44	3,000	3,010
[19]	Midlothian TX Independent School District GO PUT	2.000%	8/1/24	1,005	998
	Montgomery County TX Unlimited Tax GO	5.000%	3/1/35	5,730	6,159

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/26	1,060	1,081
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/27	1,000	1,021
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/28	870	890
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Windhaven Project)	4.500%	10/1/26	500	497
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/24	210	210
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/25	240	243
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/30	2,390	2,442
[7]	North Fort Bend Authority TX Water System Revenue	4.000%	12/15/33	500	530
[7]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/35	750	703
[7]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/36	585	536
	North Texas Municipal Water District Regional Wastewater System Revenue	4.000%	6/1/31	1,500	1,544
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/27	6,335	6,782
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/33	4,000	4,071
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/34	4,000	4,067
[8]	North Texas Tollway Authority Revenue	0.000%	1/1/31	1,000	794
[8]	North Texas Tollway Authority Revenue	0.000%	1/1/32	3,055	2,335
[8]	North Texas Tollway Authority Revenue	0.000%	1/1/33	1,000	735
[8]	North Texas Tollway Authority Revenue	0.000%	1/1/34	1,500	1,060
[8]	North Texas Tollway Authority Revenue	0.000%	1/1/35	1,500	1,016
[8]	North Texas Tollway Authority Revenue	0.000%	1/1/36	1,000	646
	North Texas Tollway Authority Revenue	5.000%	1/1/43	1,625	1,691
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	115	115
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,000	1,032
	North Texas Tollway Authority System Revenue	5.000%	1/1/27	1,075	1,131
[8]	North Texas Tollway Authority System Revenue	0.000%	1/1/28	1,000	879
	North Texas Tollway Authority System Revenue	5.000%	1/1/29	1,245	1,259
	North Texas Tollway Authority System Revenue	5.000%	1/1/30	1,000	1,012
	North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,820	1,840
	North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,200	1,387
	North Texas Tollway Authority System Revenue	5.000%	1/1/33	1,500	1,516
	North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,730	1,748

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,060	1,070
	North Texas Tollway Authority System Revenue	4.000%	1/1/36	1,015	1,027
[5]	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,520	1,533
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,030	1,045
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,250	1,278
	North Texas Tollway Authority System Revenue	5.000%	1/1/38	1,005	1,061
	North Texas Tollway Authority System Revenue	4.000%	1/1/39	1,000	1,020
	North Texas Tollway Authority System Revenue	5.000%	1/1/39	1,000	1,117
	North Texas Tollway Authority System Revenue	4.125%	1/1/40	1,000	1,021
	North Texas Tollway Authority System Revenue	5.000%	1/1/40	1,000	1,109
	North Texas Tollway Authority System Revenue	5.000%	1/1/41	1,000	1,113
	North Texas Tollway Authority System Revenue Prere.	0.000%	9/1/31	1,250	632
[19]	Northside TX Independent School District GO	5.000%	8/15/25	1,165	1,192
[19]	Northside TX Independent School District GO	4.000%	8/15/32	1,305	1,322
[19]	Northside TX Independent School District GO PUT	0.700%	6/1/25	1,000	967
[19]	Northside TX Independent School District GO PUT	3.000%	8/1/26	2,855	2,812
[19]	Northside TX Independent School District GO PUT	2.000%	6/1/27	2,000	1,901
[19]	Northwest Independent School District Texas GO	5.000%	2/15/26	1,000	1,012
[19]	Northwest Independent School District Texas GO	4.000%	2/15/38	2,400	2,469
[19]	Northwest Independent School District Texas GO	5.000%	2/15/41	1,200	1,333
[19]	Northwest Independent School District Texas GO	4.000%	2/15/43	1,450	1,457
[19]	Northwest Independent School District Texas GO Prere.	5.000%	2/15/25	1,760	1,781
	Odessa TX Combination Tax GO	3.000%	3/1/38	1,255	1,085
[19]	Palestine Independent School District GO	5.000%	2/15/29	1,860	1,926
[19]	Pasadena Independent School District GO	5.000%	2/15/42	1,000	1,112
	Pasadena TX GO	4.000%	2/15/28	1,000	1,003
	Pearland TX GO	4.000%	3/1/32	1,095	1,114
	Pearland TX GO	4.000%	3/1/33	910	926
[7]	Pearland TX GO	5.000%	9/1/33	510	591
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/32	240	242
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/33	340	343
	Pflugerville TX Combination Tax GO	4.000%	8/1/40	1,280	1,307
	Pflugerville TX GO	4.000%	8/1/35	1,250	1,262
[19]	Pflugerville TX Independent School District GO	5.000%	2/15/25	1,600	1,623
[19]	Plano Independent School District GO	4.000%	2/15/34	5,620	5,674
	Plano TX GO	5.000%	9/1/26	1,185	1,241

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Plano TX GO	5.000%	9/1/28	1,305	1,424
	Plano TX GO	3.200%	9/1/34	1,410	1,388
	Port Authority of Houston of Harris County Texas Revenue	5.000%	10/1/28	1,350	1,469
	Port Authority of Houston of Harris County Texas Revenue	5.000%	10/1/42	1,000	1,105
[19]	Prosper TX Independent School District GO	3.000%	2/15/40	3,940	3,471
[19]	Richardson Independent School District GO	5.000%	2/15/26	3,020	3,124
[19]	Richardson Independent School District GO	5.000%	2/15/36	1,590	1,825
[19]	Richardson Independent School District GO	5.000%	2/15/37	1,850	2,104
[19]	Richardson Independent School District GO	5.000%	2/15/39	4,500	5,041
	San Angelo TX Combination Tax Ltd. Surplus GO	4.000%	2/15/42	2,000	2,011
	San Antonio TX Electric & Gas Systems Revenue	3.000%	2/1/30	535	532
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	1,000	1,042
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	2,500	2,791
	San Antonio TX Electric & Gas Systems Revenue	3.000%	2/1/31	1,280	1,268
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/34	1,255	1,270
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/34	2,000	2,217
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/36	1,000	1,049
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/43	1,000	1,005
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/46	1,500	1,597
	San Antonio TX Electric & Gas Systems Revenue PUT	1.125%	12/1/26	150	136
	San Antonio TX Electric & Gas Systems Revenue PUT	3.650%	12/1/26	1,000	1,000
	San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/27	1,000	930
	San Antonio TX GO	5.000%	2/1/26	1,000	1,014
[19]	San Antonio TX Independent School District GO	5.000%	8/1/25	1,130	1,155
[19]	San Antonio TX Independent School District GO	5.000%	8/15/25	1,200	1,228
[19]	San Antonio TX Independent School District GO	5.000%	8/15/29	1,295	1,325
[19]	San Antonio TX Independent School District GO	5.000%	8/15/37	2,495	2,531
	San Antonio TX Municipal Facilities Corp. Lease Revenue	5.000%	9/15/35	3,000	3,428
	San Antonio TX Municipal Facilities Corp. Lease Revenue	5.000%	9/15/37	3,000	3,368
	San Antonio TX Municipal Facilities Corp. Lease Revenue (City Tower Renovation Project)	3.000%	8/1/34	2,305	2,192
	San Antonio TX Water Revenue	5.000%	5/15/34	1,000	1,042
	San Antonio TX Water Revenue	5.000%	5/15/37	1,680	1,761
	San Antonio TX Water Revenue	5.000%	5/15/38	1,440	1,529
[19]	Sanger TX Independent School District Unlimited Tax Building Bonds GO	5.000%	8/15/37	1,755	1,974
[19]	Sherman TX Independent School District GO	5.000%	2/15/28	270	291
	Smith County TX GO	5.000%	8/15/43	3,000	3,296

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwest Higher Education Authority Inc. TX Revenue (Southern Methodist University Project)	4.000%	10/1/34	1,350	1,373
	Southwest Higher Education Authority Inc. TX Revenue (Southern Methodist University Project)	5.000%	10/1/36	1,250	1,428
[19]	Southwest TX Independent School District GO	3.000%	2/1/36	1,250	1,174
[19]	Spring TX Independent School District GO	5.000%	2/1/28	1,690	1,824
[19]	Spring TX Independent School District GO	5.000%	8/15/32	1,000	1,021
[19]	Spring TX Independent School District GO	5.000%	8/15/35	1,370	1,422
[19]	Spring TX Independent School District GO	4.000%	2/1/43	3,070	3,071
	Sugar Land TX GO	5.000%	2/15/26	510	526
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Health Project) PUT	5.000%	5/15/26	1,000	1,029
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Health Project) PUT	5.000%	11/15/30	1,000	1,101
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue PUT	5.000%	7/1/32	2,180	2,423
	Tarrant County TX GO	5.000%	7/15/33	600	690
	Tarrant County TX GO	4.000%	7/15/41	1,000	1,007
	Texas A & M University Permanent Fund Revenue	5.000%	7/1/26	2,680	2,792
[19]	Texas City TX Independent School District GO	5.000%	8/15/26	3,365	3,442
	Texas Department of Housing & Community Affairs Residential Mortgage Revenue	5.750%	1/1/53	970	1,030
	Texas Department of Housing & Community Affairs Revenue	5.500%	9/1/52	975	1,028
	Texas GO	5.000%	10/1/36	1,225	1,253
	Texas GO Prere.	5.000%	4/1/24	1,330	1,330
	Texas Municipal Gas Acquisition & Supply Corp. I Revenue	5.250%	12/15/24	580	583
	Texas Municipal Gas Acquisition & Supply Corp. I Revenue	6.250%	12/15/26	85	88
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/28	2,475	2,581
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/29	4,235	4,457
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/30	960	1,018
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/31	1,390	1,484
	Texas Municipal Gas Acquisition & Supply Corp. IV Revenue	5.500%	1/1/34	1,895	2,123
	Texas Municipal Gas Acquisition & Supply Corp. IV Revenue PUT	5.500%	1/1/30	10,575	11,445
	Texas Municipal Gas Acquisition & Supply Corp. IV Revenue PUT	5.500%	1/1/34	5,125	5,736
[5]	Texas Municipal Power Agency Revenue	3.000%	9/1/31	950	935
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/31	3,000	3,119
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/32	2,000	2,074

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/35	1,000	1,029
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/40	2,000	2,017
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	6/30/38	1,200	1,222
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	12/31/38	1,000	1,016
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/31	1,000	1,092
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/32	1,000	1,091
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/34	1,000	1,086
[7]	Texas Public Finance Authority Revenue	5.250%	5/1/37	500	554
[11]	Texas State Turnpike Authority Central System Revenue	0.000%	8/15/28	1,800	1,541
	Texas State University System Financing System Revenue	5.000%	3/15/32	1,625	1,716
	Texas State Water Financial Assistance GO	5.000%	8/1/29	3,695	3,925
	Texas Transportation Commission GO	5.000%	4/1/29	2,430	2,689
	Texas Transportation Commission GO	5.000%	10/1/29	1,500	1,538
	Texas Transportation Commission GO	5.000%	4/1/32	2,000	2,064
	Texas Transportation Commission GO	5.000%	10/1/36	4,900	5,162
	Texas Transportation Commission GO	5.000%	4/1/40	1,000	1,142
	Texas Transportation Commission GO	5.000%	4/1/41	1,120	1,269
	Texas Transportation Commission GO PUT	0.650%	4/1/26	1,575	1,463
	Texas Transportation Commission Mobility Fund GO	5.000%	10/1/34	1,705	1,810
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33	525	527
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37	2,460	2,471
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/39	1,000	1,086
	Texas Water Development Board Revenue	5.000%	10/15/28	1,500	1,644
	Texas Water Development Board Revenue	4.000%	10/15/32	1,125	1,165
	Texas Water Development Board Revenue	4.000%	10/15/34	1,305	1,350
	Texas Water Development Board Revenue	4.000%	10/15/35	2,895	2,959
	Texas Water Development Board Revenue	5.000%	8/1/38	5,000	5,265
	Texas Water Development Board Revenue	4.700%	10/15/41	2,000	2,179
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/32	2,070	2,268
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.000%	10/15/33	2,000	2,028

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/34	2,500	2,618
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.450%	10/15/36	2,250	2,475
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	3.000%	10/15/39	3,045	2,660
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/43	3,535	3,734
	Tomball TX Combination Tax GO	4.500%	2/15/42	1,290	1,338
[19]	Tomball TX Independent School District Unlimited Tax Building Bonds GO	3.875%	2/15/43	1,000	976
	Travis TX GO	5.000%	3/1/27	1,545	1,595
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/27	1,000	1,040
	Trinity River Authority of Texas Regional Wastewater System Revenue	4.000%	8/1/32	250	265
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/37	1,235	1,318
	Trinity River Authority Revenue (Tarrant County Water Project)	5.000%	2/1/37	625	719
	Tyler TX Water & Sewer System Revenue	5.000%	9/1/29	1,190	1,321
	University of Houston Texas Revenue	5.000%	2/15/28	5,000	5,159
	University of Houston Texas Revenue	3.000%	2/15/31	3,090	3,068
	University of Houston Texas Revenue	4.000%	2/15/33	1,840	1,862
	University of Houston Texas Revenue	5.000%	2/15/33	1,500	1,542
	University of Houston Texas Revenue	5.000%	2/15/35	4,500	4,617
	University of North Texas Revenue	4.000%	4/15/34	1,110	1,137
	University of North Texas Revenue	5.000%	4/15/36	1,275	1,337
	University of Texas Financing System Bonds Revenue	2.000%	8/15/36	750	594
	University of Texas Financing System Bonds Revenue	5.000%	8/15/40	1,500	1,775
	University of Texas Permanent University Fund Revenue	5.000%	7/1/40	3,200	3,629
[19]	Waco TX Independent School District GO	4.000%	8/15/42	915	918
[7]	West Travis County TX Public Utility Agency Revenue	5.000%	8/15/27	1,235	1,310
[7]	West Travis County TX Public Utility Agency Revenue	4.000%	8/15/32	270	274
[19]	Whitehouse TX Independent School District GO	5.000%	2/15/42	1,250	1,296
	Williamson County TX GO	5.000%	2/15/28	2,000	2,155
[12]	Williamson County TX GO	4.000%	2/15/43	2,820	2,813
[19]	Wylie TX Independent School District GO	5.000%	2/15/26	200	207
					696,425
Utah (0.4%)
	Central Utah Water Conservancy District GO	5.000%	4/1/28	6,050	6,567
	Central Utah Water Conservancy District Revenue	4.000%	10/1/32	1,000	1,027
	Duchesne School District UT Municipal Building Authority Lease Revenue	5.000%	6/1/37	1,400	1,507
	Granite UT School District Salt Lake County GO	5.000%	6/1/28	2,490	2,653
	Intermountain UT Power Agency Supply Revenue	4.000%	7/1/36	2,310	2,449

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/38	2,000	2,232
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/40	2,000	2,238
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/42	2,500	2,746
	Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/32	750	773
	Jordan Valley UT Water Conservancy District Revenue	5.000%	10/1/42	800	883
	Nebo UT School District GO	5.000%	7/1/28	5,000	5,461
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/34	750	807
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/35	850	911
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/36	1,000	1,074
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/41	1,000	1,131
	Utah Transit Authority Sales Tax Revenue Prere.	5.000%	6/15/25	1,000	1,020
	Utah Transit Authority Sales Tax Revenue Prere.	5.000%	6/15/25	1,285	1,311
[5]	Vineyard UT Redevelopment Agency Tax Increment Revenue	4.000%	5/1/33	150	158
[5]	Vineyard UT Redevelopment Agency Tax Increment Revenue	4.000%	5/1/34	125	132
	Weber School District UT GO	5.000%	6/15/26	1,050	1,095
					36,175
Vermont (0.0%)
	University of Vermont & State Agricultural College Revenue	5.000%	10/1/38	1,000	1,178
	University of Vermont Educational & Health Buildings Financing Agency Revenue	5.000%	12/1/28	1,010	1,043
	Vermont Economic Development Authority Mortgage Revenue	4.000%	5/1/33	1,000	965
	Vermont GO	4.000%	8/15/42	1,000	1,012
					4,198
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/25	45	46
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/26	115	118
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/27	385	399
					563
Virginia (0.7%)
	Arlington County Industrial Development Authority Hospital Facilities Revenue PUT	5.000%	7/1/31	1,000	1,096
	Arlington County VA GO	4.000%	8/1/39	1,195	1,227
[4]	Cutalong II Community Development Authority VA Special Assessment (Cutalong II Project)	4.000%	3/1/32	817	755
	Danville VA GO	4.000%	9/1/27	1,540	1,595
	Fairfax County Industrial Development Authority Health Care Revenue	5.000%	5/15/36	1,000	1,141
	Fairfax County VA GO	4.000%	10/1/40	2,665	2,771
	Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/27	2,000	2,127
	Hampton Roads VA Transportation Accountability Commission Revenue ETM	5.000%	7/1/26	1,045	1,087

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Hanover County VA Economic Development Authority Revenue (Covenant Woods)	4.000%	7/1/30	260	242
[5]	Isle of Wight County VA Economic Development Authority Health System Revenue	5.000%	7/1/37	500	555
	James City County VA Economic Development Authority Revenue (Williamsburg Landing)	4.000%	12/1/35	225	215
	Mosaic VA District Community Development Authority Revenue	4.000%	3/1/33	750	775
	Norfolk VA GO Prere.	5.000%	9/1/24	1,090	1,096
	Norfolk VA GO Prere.	5.000%	9/1/24	1,345	1,353
	Norfolk VA Redevelopment & Housing Authority Multifamily Housing Revenue PUT	5.000%	5/1/26	1,500	1,529
	Norfolk VA Water Revenue	5.000%	11/1/34	1,155	1,244
	Richmond VA Public Utility Revenue Prere.	5.000%	1/15/26	1,000	1,034
	Spotsylvania County VA Public Improvement GO	5.000%	1/15/25	1,150	1,164
	Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/24	1,120	1,122
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/30	600	624
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.750%	9/1/30	1,000	1,040
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/33	425	439
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	8,625	8,740
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	5,000	5,172
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	1,500	1,445
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/37	1,000	1,160
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/42	1,000	1,109
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/36	2,130	2,183
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26	1,405	1,463
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/33	5,000	5,137
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,280	1,313
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,750	1,802
	Virginia Port Authority Commonwealth Port Fund Revenue	5.000%	7/1/43	1,000	1,122

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/36	5,035	5,843
Virginia Public Building Authority Revenue	5.000%	11/1/31	95	95
Virginia Small Business Financing Authority Residential Care Facilities Revenue	4.000%	12/1/31	500	503
Wise County VA Industrial development Authority Solid Waste & Sewage Disposal Revenue (Virginia Electric & Power Co. Project) PUT	0.750%	9/2/25	575	537
York County VA Economic Development Authority Pollution Control Revenue PUT	3.650%	10/1/27	385	384
				62,239
Washington (1.9%)
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/26	795	836
Chelan County WA Public Utility District No. 1 Consolidated System Revenue	4.000%	7/1/37	1,000	1,025
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	1,225	1,249
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/36	1,000	1,168
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/38	5,895	6,511
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	4.000%	7/1/42	1,640	1,644
Franklin County WA Pasco School District No. 1 GO	4.000%	12/1/27	1,000	1,039
Grant County Public Hospital District No. 1 GO	5.500%	12/1/41	2,605	2,797
Highline WA King County School District No. 401 GO	5.000%	12/1/37	1,250	1,435
King & Pierce Counties WA Wash School District No. 408 Auburn Unlimited Tax GO	3.000%	12/1/38	1,230	1,094
King County WA GO	4.000%	12/1/32	1,500	1,524
King County WA GO	4.000%	12/1/34	2,150	2,168
King County WA Housing Authority Revenue	4.500%	1/1/40	1,000	1,031
King County WA Housing Authority Revenue	3.000%	6/1/40	1,000	816
King County WA School District No. 403 Renton GO	4.000%	12/1/40	1,000	1,015
King County WA School District No. 412 Shoreline Unlimited Tax GO	4.000%	12/1/39	1,000	1,018
Pierce County WA Fire Protection District No. 5 GO	4.000%	12/1/41	3,275	3,306
Pierce County WA Puyallup School District No. 3 GO	5.000%	12/1/33	2,600	2,750
Pierce County WA School District No. 10 Tacoma Unlimited Tax GO	4.000%	12/1/43	2,585	2,554
Pierce County WA School District No. 3 Puyallup Unlimited Tax GO	5.000%	12/1/36	1,325	1,392
Port of Seattle WA Revenue	4.000%	6/1/37	3,000	3,096
Seattle WA Ltd Tax GO	5.000%	11/1/27	2,180	2,341
Seattle WA Water System Improvement Revenue	4.000%	8/1/32	3,020	3,101
Snohomish County WA School District No. 103 (Monroe) GO	5.000%	12/1/31	1,000	1,016
Snoqualmie Valley WA King County School District No. 410 GO	5.000%	12/1/33	3,150	3,190
Tacoma WA Electric System Revenue	5.000%	1/1/37	500	585
University of Washington Revenue PUT	4.000%	8/1/27	2,435	2,482
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/26	5,000	5,104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/27	1,000	1,064
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,000	1,012
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,245	1,327
	Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	1,500	1,509
[12]	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/37	4,045	4,747
[12]	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/38	4,560	5,316
[12]	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/39	2,400	2,784
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/40	2,630	2,861
[12]	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/40	1,000	1,151
	Washington GO	5.000%	8/1/26	5,105	5,330
	Washington GO	5.000%	8/1/27	1,000	1,021
	Washington GO	5.000%	8/1/27	2,745	2,930
	Washington GO	4.000%	7/1/28	5,000	5,237
	Washington GO	5.000%	7/1/28	2,000	2,024
	Washington GO	5.000%	8/1/28	2,185	2,384
	Washington GO	5.000%	7/1/30	1,100	1,113
	Washington GO	5.000%	7/1/32	1,250	1,265
	Washington GO	5.000%	8/1/34	1,750	1,785
	Washington GO	5.000%	2/1/35	5,000	5,250
	Washington GO	5.000%	8/1/35	1,000	1,057
	Washington GO	5.000%	2/1/36	5,000	5,239
	Washington GO	5.000%	8/1/36	2,150	2,326
	Washington GO	5.000%	8/1/38	2,070	2,220
	Washington GO	5.000%	2/1/39	2,000	2,160
	Washington GO	5.000%	8/1/42	5,015	5,571
	Washington GO	5.000%	8/1/43	2,000	2,114
	Washington GO	5.000%	8/1/43	1,460	1,582
	Washington GO	5.000%	2/1/45	5,000	5,575
	Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/30	1,760	1,785
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/32	1,750	1,912
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/36	1,690	1,821
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health) PUT	5.000%	8/1/24	1,000	1,001
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/31	2,505	2,542
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32	1,000	1,061
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32	3,000	3,043
	Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33	880	876
	Washington Health Care Facilities Authority Revenue (Providence St. Joseph Health)	5.000%	10/1/32	3,000	3,170
	Washington Health Care Facilities Authority Revenue (Providence St. Joseph Health)	5.000%	10/1/33	3,500	3,695
	Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.000%	10/1/35	1,000	1,006
	Washington Higher Education Facilities Authority Revenue (Whitman College Project)	4.000%	1/1/36	1,685	1,755
	Washington Higher Education Facilities Authority Revenue (Whitworth University Project)	4.000%	10/1/34	725	724

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	4.000%	7/1/30	925	934
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	4.000%	7/1/31	4,025	3,992
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	3.000%	7/1/34	290	272
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	5.000%	7/1/37	855	921
	Washington State Health Care Facilities Authority Revenue PUT	4.000%	10/1/30	5,000	4,997
	Washington State Housing Finance Commission Municipal Certificates Revenue	3.500%	12/20/35	5,930	5,498
	Washington State Housing Finance Commission Municipal Certificates Revenue	3.375%	4/20/37	1,995	1,797
[4]	Washington State Housing Finance Commission Nonprofit Revenue	5.125%	7/1/33	740	809
	Washington State Motor Vehicle Fuel Tax Related Fees GO	5.000%	7/1/28	1,580	1,721
	Whitman County WA School District No. 267 Pullman GO	5.000%	12/1/29	715	801
					181,374
West Virginia (0.3%)
	West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/33	1,170	1,246
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	1,545	1,568
	West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue (Amos Project) PUT	3.375%	6/15/28	500	498
	West Virginia GO	5.000%	12/1/35	1,000	1,077
	West Virginia GO	5.000%	6/1/36	1,000	1,075
	West Virginia GO	5.000%	6/1/38	2,500	2,717
	West Virginia GO	5.000%	12/1/43	3,920	4,196
	West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/37	1,315	1,372
	West Virginia Hospital Finance Authority Hospital Revenue	5.000%	6/1/39	1,300	1,435
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/29	865	879
	West Virginia Hospital Finance Authority Revenue	5.000%	1/1/34	1,180	1,197
	West Virginia Hospital Finance Authority Revenue	5.750%	9/1/43	1,000	1,100
[2,4]	West Virginia Hospital Finance Authority Revenue (United Health System) TOB VRDO	4.620%	4/1/24	12,370	12,370
	West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/33	845	913
					31,643
Wisconsin (0.9%)
	Madison WI Area Technical College GO	4.000%	3/1/25	1,835	1,847
	Madison WI GO	4.000%	10/1/26	1,500	1,537
	Milwaukee WI GO	5.000%	4/1/26	1,935	1,981

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Milwaukee WI GO	5.000%	4/1/27	1,000	1,055
	Milwaukee WI GO	5.000%	4/1/29	1,110	1,190
	Oshkosh WI GO	4.250%	6/1/41	1,000	1,027
	Public Finance Authority Health Care Facilities Revenue (Appalachian Regional Healthcare System Obligated Group)	5.000%	7/1/35	300	314
	Public Finance Authority Health Care System Revenue (Cone Health)	5.000%	10/1/28	1,000	1,081
	Public Finance Authority Revenue PUT	4.000%	7/1/26	1,900	1,882
[4]	Public Finance Authority Revenue (Clover Garden School)	5.000%	6/15/32	360	360
	Public Finance Authority Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	1,000	990
	Public Finance Authority Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	1,160	1,167
[7]	Public Finance Authority Revenue (Eastern Michigan University Student Housing Project)	5.250%	7/1/34	1,000	1,150
	Public Finance Authority Revenue (Providence St. Joseph Health) PUT	4.000%	10/1/30	2,345	2,343
	Public Finance Authority Revenue (Texas Biomedical Research Institute Project)	5.000%	6/1/34	650	699
	Public Finance Authority WI Educational Facilities Revenue (Lenoir-Rhyne University)	5.000%	4/1/33	1,405	1,505
[4,12]	Public Finance Authority WI Tax Increment Revenue (Miami Worldcenter Project)	5.000%	6/1/41	1,000	972
	Public Finance Authority WI Tax-Exempt Revenue PUT	4.000%	2/1/27	2,600	2,568
	Waunakee WI Community School District GO	3.250%	4/1/28	4,000	3,960
[5]	Wisconsin Center District Tax Revenue	0.000%	12/15/34	1,250	838
[5]	Wisconsin Center District Tax Revenue	0.000%	12/15/39	1,250	639
	Wisconsin GO	5.000%	5/1/24	1,000	1,001
	Wisconsin GO	4.000%	5/1/33	1,665	1,711
	Wisconsin GO	5.000%	5/1/34	3,880	4,210
	Wisconsin GO	5.000%	5/1/36	5,000	5,875
[12]	Wisconsin GO	5.000%	5/1/36	1,300	1,502
	Wisconsin GO	5.000%	5/1/38	1,740	1,837
[4]	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	2/15/26	1,000	1,010
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	11/15/35	5,000	5,136
	Wisconsin Health & Educational Facilities Authority Revenue	4.000%	4/1/38	2,245	2,265
[12]	Wisconsin Health & Educational Facilities Authority Revenue	5.250%	8/15/39	1,415	1,443
	Wisconsin Health & Educational Facilities Authority Revenue PUT	5.000%	6/22/29	1,000	1,093
	Wisconsin Health & Educational Facilities Authority Revenue PUT	5.000%	10/3/34	1,250	1,394
	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Health & Hospitals Corp.) PUT	5.000%	6/24/26	1,100	1,132
	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Health & Hospitals Corp.) PUT	5.000%	7/29/26	1,005	1,035
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/31	1,065	1,117

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/34	1,540	1,547
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/36	2,265	2,321
Wisconsin Health & Educational Facilities Authority Revenue (Aspirus Inc. Obligated Group)	5.000%	8/15/25	1,670	1,671
Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital Inc.)	5.000%	12/1/37	600	664
Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital Inc.)	5.000%	12/1/41	1,875	2,030
Wisconsin Health & Educational Facilities Authority Revenue (Children's Hospital of Wisconsin Inc.)	4.000%	8/15/31	1,010	1,021
Wisconsin Health & Educational Facilities Authority Revenue (Oakwood Lutheran Senior Ministries)	4.000%	1/1/29	775	699
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	4.000%	12/15/39	1,595	1,590
Wisconsin Housing & Economic Development Authority Home Ownership Revenue	4.050%	9/1/39	1,450	1,449
Wisconsin Housing & Economic Development Authority Housing Revenue PUT	3.750%	11/1/26	1,365	1,361
Wisconsin Housing & Economic Development Authority Multifamily Revenue PUT	5.000%	8/1/26	1,000	1,025
Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/32	740	758
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/28	750	785
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/30	1,085	1,112
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	4.000%	6/1/39	1,000	965
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/34	390	394
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/35	285	287
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/36	435	436
Wisconsin Transportation Revenue Prere.	5.000%	7/1/24	2,755	2,764
				83,745
Wyoming (0.0%)
Laramie County WY Hospital Revenue (Cheyenne Regional Medical Center Project)	4.000%	5/1/29	130	135

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wyoming Community Development Authority Housing Revenue	5.750%	6/1/53	185	196
[7]	Wyoming Municipal Power Agency Power Supply Revenue Prere.	5.000%	1/1/27	1,000	1,055
					1,386
Total Tax-Exempt Municipal Bonds (Cost $5,149,594)					5,091,773
Total Investments (100.4%) (Cost $6,430,501)					9,614,389
Other Assets and Liabilities—Net (-0.4%)					(38,919)
Net Assets (100%)					9,575,470
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the aggregate value was $237,284,000, representing 2.5% of net assets.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
6	Non-income-producing security—security in default.
7	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
9	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
12	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2024.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
15	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
16	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
17	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
18	Step bond.
19	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.

COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
SO—Special Obligation.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2024	203	53,881	384

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.   Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,522,616	—	—	4,522,616
Tax-Exempt Municipal Bonds	—	5,091,773	—	5,091,773
Total	4,522,616	5,091,773	—	9,614,389

Derivative Financial Instruments
Assets
Futures Contracts[1]	384	—	—	384
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.